UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2019

Gregory F. Niland

Capital Group Private Client Services Funds

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

Capital Group Core Municipal FundSM

Capital Group Short-Term Municipal FundSM

Capital Group California Core Municipal FundSM

Capital Group California Short-Term Municipal FundSM

Capital Group Core Bond FundSM

Capital Group Global Equity FundSM

Capital Group International Equity FundSM

Capital Group U.S. Equity FundSM

Semi-annual report for the six months ended April 30, 2019

In-depth research and
a global investment
perspective can lead
to strong long-term
outcomes.

Beginning January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, we intend to no longer mail paper copies of the fund’s shareholder reports, unless specifically requested from the funds or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the fund’s website (capitalgrouppcsfunds.com); you will be notified by mail and provided with a website link to access the report each time a report is posted.

You may elect to receive paper copies of all future reports free of charge. If you invest through a financial intermediary, you may contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the fund, you may inform the funds that you wish to continue receiving paper copies of your shareholder reports by contacting us at (800) 421-4225. Your election to receive reports in paper will apply to all funds held with the fund’s transfer agent or through your financial intermediary.

Capital Group Core Municipal Fund seeks to provide current income exempt from federal income tax while preserving your investment.

Capital Group Short-Term Municipal Fund seeks to preserve your investment and secondarily to provide current income exempt from federal income tax.

Capital Group California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes while preserving your investment.

Capital Group California Short-Term Municipal Fund seeks to preserve your investment and secondarily to provide current income exempt from federal and California income taxes.

Capital Group Core Bond Fund seeks to provide you with current income while preserving your investment.

Capital Group Global Equity Fund seeks to provide prudent growth of capital and conservation of principal.

Capital Group International Equity Fund seeks to provide prudent growth of capital and conservation of principal.

Capital Group U.S. Equity Fund seeks to provide prudent growth of capital and conservation of principal.

Each fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For more than 85 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report are at net asset value. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely.

Here are the total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2019 (the most recent calendar quarter-end), and the total annual fund operating expense ratios as of the prospectus dated January 1, 2019 (as supplemented to date):

	Cumulative	Average annual
	total returns	total returns		Gross	Net
	1 year	5 years	Lifetime*	expense ratios	expense ratios

Capital Group Core Municipal Fund	3.83%	2.03%	2.53%	0.27%	0.27%
Capital Group Short-Term Municipal Fund	2.75	1.20	1.46	0.32	0.30
Capital Group California Core Municipal Fund	3.68	2.23	2.62	0.27	0.27
Capital Group California Short-Term Municipal Fund	2.39	1.03	1.26	0.31	0.30
Capital Group Core Bond Fund	3.66	1.78	2.31	0.28	0.28
Capital Group Global Equity Fund	5.54	7.53	8.31	0.67	0.65
Capital Group International Equity Fund	1.19	4.29	5.10	0.67	0.65
Capital Group U.S. Equity Fund	11.11	9.98	10.55	0.45	0.43

*	Since April 13, 2010, for all funds except Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund, which commenced operations on April 1, 2011.

The investment adviser is currently reimbursing a portion of the expenses for Capital Group Short-Term Municipal Fund, Capital Group California Short-Term Municipal Fund, Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund. These reimbursements will be in effect through at least January 1, 2020, for Capital Group Short-Term Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group U.S. Equity Fund, and through at least January 1, 2024, for Capital Group Global Equity Fund and Capital Group International Equity Fund. The adviser may elect at its discretion to extend, modify or terminate the reimbursements at that time.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Capital Group Core Municipal Fund
Investment portfolio April 30, 2019	unaudited

Bonds, notes & other debt instruments 91.40%	Principal amount (000)	Value (000)
Alabama 1.14%
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	$2,230	$2,366
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	2,050	2,178
Federal Aid Highway Fin. Auth., Federal Highway Grant Anticipation Bonds, Series 2012, 5.00% 2023 (preref. 2022)	100	111
City of Huntsville, Electric Rev. Bonds, Series 2017-A, 5.00% 2022	450	502
City of Huntsville, Electric Rev. Bonds, Series 2017-B, 5.00% 2022	400	447
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2020	500	521
		6,125

Alaska 0.25%
Housing Fin. Corp., Collateralized Bonds (Veterans Mortgage Program), Series 2019, 4.00% 2048	1,000	1,080
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2016-A, 3.50% 2046	250	258
		1,338

Arizona 0.70%
Health Facs. Auth., Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2013-A-1, (SIFMA Municipal Swap Index + 1.85%) 4.15% 2048 (put 2020)[1]	2,000	2,007
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 5.00% 2027	745	885
City of Phoenix, Industrial Dev. Auth., Lease Rev. Bonds (Rowan University Project), Series 2012, 5.00% 2022	800	837
		3,729

Arkansas 0.11%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 3.85% 2044 (put 2022)[1]	600	610

California 1.99%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 3.20% 2045 (put 2023)[1]	2,200	2,232
Econ. Recovery Rev. Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	65	65
Econ. Recovery Rev. Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	35	35
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 1, 2002 Election, G.O. Bonds, Series 2002-A, MBIA insured, 0% 2026	1,135	959
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2028	315	368
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 3.50% 2037 (put 2022)[1]	1,000	1,020
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 3.125% 2021	65	67
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2025	250	289
City of Los Angeles, Multi Family Housing Rev. Bonds (Jordan Downs Phase 1B Apartments), Series 2018-A-2, 2.08% 2022 (put 2021)	150	151
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2022	1,250	1,368
RNR School Fncg. Auth., Community Facs. Dist. No. 92-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2028	1,000	1,205
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2018 Election, Series 2019, 5.00% 2021	900	966
Statewide Communities Dev. Auth., Insured Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	200	203

Private Client Services Funds	1

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Statewide Communities Dev. Auth., Insured Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2026	$500	$508
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2013-A, 5.00% 2023	200	217
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049	950	1,029
		10,682

Colorado 1.83%
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 4.00% 2026	735	747
City and County of Denver, Airport System Rev. Ref. Bonds, Series 2009-A, 5.25% 2028	200	204
E-470 Public Highway Auth., Rev. Bonds, Series 2017-B, (1-month USD-LIBOR x 0.67 + 1.05%) 2.709% 2039 (put 2021)[1]	200	202
Educational and Cultural Facs. Auth., Rev. Ref. Bonds (Johnson & Wales University Project), Series 2013-B, 5.00% 2023	1,590	1,758
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2024	1,825	2,055
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2019	500	501
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2016-C, 5.00% 2036 (put 2023)	1,570	1,785
Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated Group), Series 2018-A, 5.00% 2048	125	145
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 2048	795	855
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 2.70% 2019[2]	268	268
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 5.00% 2020[2]	1,250	1,295
		9,815

Connecticut 1.41%
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	185	192
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	625	652
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	3,470	3,661
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-C-1, 4.00% 2047	1,305	1,377
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-D, 4.00% 2047	275	290
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2019-A-1, 4.00% 2045	1,100	1,180
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-A, 3.50% 2044	210	216
		7,568

Delaware 0.16%
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2022	290	314
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2023	200	221
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2024	300	338
		873

District of Columbia 0.90%
G.O. Bonds, Series 2019-A, 5.00% 2023	2,000	2,288
G.O. Bonds, Series 2019-A, 5.00% 2031	1,450	1,816
Washington Convention and Sports Auth., Dedicated Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	600	740
		4,844

2	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Florida 5.89%
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project), Series 2014, 5.00% 2021	$500	$529
County of Brevard, Health Facs. Auth., Rev. Ref. Bonds (Health First, Inc. Project), Series 2014, 5.00% 2022	500	543
City of Cape Coral, Utility Improvement Rev. Ref. Assessment Bonds (Various Areas), Series 2017, Assured Guaranty Municipal insured, 1.90% 2020	960	958
Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.00% 2026	345	356
Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.20% 2027	355	371
Connerton West Community Dev. Dist., Improvement Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 3.25% 2028	370	389
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2012-A, 5.00% 2022	1,000	1,088
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Ref. Bonds (Nova Southeastern University Project), Series 2016, 5.00% 2026	655	771
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2010-A, 5.00% 2028	45	45
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2010-B, 4.50% 2029	80	80
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	95	97
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2017-1, 4.00% 2048	1,445	1,529
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-1, 4.00% 2049	1,375	1,464
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	2,535	2,741
Housing Fin. Corp., Multi Family Housing Rev. Bonds (Logan Heights Apartments), Series 2018-F, 1.90% 2020	2,000	1,998
City of Jacksonville, Better Jacksonville Sales Tax Rev. Ref. Bonds, Series 2011, 5.00% 2019	1,000	1,013
JEA, Electric System Rev. Bonds, Series 2014-A, 5.00% 2022	600	659
JEA, Electric System Rev. Bonds, Series 2014-A, 5.00% 2023 (escrowed to maturity)	250	285
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 2026	500	590
JEA, Electric System Rev. Bonds, Series 2017-B, 5.00% 2026	340	403
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 2023	750	840
County of Martin, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2012, 3.50% 2019	100	101
City of Miami Beach, Health Facs. Auth., Hospital Rev. and Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2027	145	164
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-C, Assured Guaranty Municipal insured, 5.00% 2021	575	614
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Willow Key Apartments), Series 2019-A, 1.90% 2022 (put 2021)	325	325
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2021	500	522
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2027	300	327
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2023	620	689
South Florida Water Management Dist., Certs. of Part., Series 2015, 5.00% 2025	1,500	1,786
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2021	500	535
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2024	500	577
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 2021[2]	785	828
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, 4.00% 2020	350	358
Tolomato Community Dev. Dist., Rev. Ref. Bonds, Series 2018-A-1, Assured Guaranty Municipal insured, 2.625% 2024	1,075	1,089
Dept. of Transportation, Bridge Construction Bonds, Series 2018-B, 5.00% 2025	2,000	2,383
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Rev. Ref. Bonds, Series 2012-A, 4.00% 2028	1,040	1,090

Private Client Services Funds	3

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Florida (continued)
Dept. of Transportation, Turnpike Rev. Bonds, Series 2018-A, 5.00% 2026	$1,000	$1,218
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2028	1,000	1,147
Water Pollution Control Fncg. Corp., Water Pollution Control Rev. Bonds, Series 2008-A, 5.00% 2020	76	76
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.00% 2024	1,010	1,010
		31,588

Georgia 1.68%
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2013, 2.925% 2053 (put 2024)	600	611
County of DeKalb, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2009, 5.00% 2024	200	204
City of East Point, Housing Auth., Multi Family Housing Rev. Bonds (Hillcrest Senior Apartments Projects), Series 2018, 2.25% 2022 (put 2021)[3]	675	679
G.O. Rev. Ref. Bonds, Series 2016-F, 5.00% 2026	1,435	1,754
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2014-A-1, 4.00% 2044	740	764
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	610	626
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-B-1, 3.50% 2045	290	298
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	730	767
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 2021	180	189
Municipal Electric Auth., Project One Bonds, Series 2009-B, 5.00% 2020	755	770
Municipal Electric Auth., Project One Bonds, Series 2016-A, 4.00% 2021	1,000	1,032
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2020	1,250	1,288
		8,982

Guam 0.32%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-B, 5.00% 2023	1,200	1,277
Waterworks Auth., Water and Wastewater System Rev. Ref. Bonds, Series 2014-A, 5.00% 2019	440	442
		1,719

Hawaii 0.42%
G.O. Bonds, Series 2011-DZ, 5.00% 2019 (escrowed to maturity)	645	657
G.O. Bonds, Series 2017-FK, 5.00% 2023	425	480
G.O. Rev. Ref. Bonds, Series 2017-F-N, 5.00% 2023	1,000	1,142
		2,279

Idaho 0.20%
Housing and Fin. Assn., Grant and Rev. Anticipation Bonds (Federal Highway Trust Fund), Series 2015-A, 5.00% 2022	1,000	1,099

Illinois 10.05%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	3,325	3,428
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2010, 5.00% 2019	460	462
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-C, 4.00% 2026	1,000	1,039
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 4.00% 2021	250	258
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2016-D, 5.00% 2025	200	222
County of Champaign, Community Unit School Dist. No. 4, G.O. School Building Bonds, Series 2017, 5.00% 2021	1,000	1,052
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2023	1,100	1,216
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2013-B, 5.00% 2021	500	527

4	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2026	$1,135	$1,350
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2020	650	663
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, Assured Guaranty Municipal insured, 4.00% 2021	1,000	1,032
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2023	500	537
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2020	515	525
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	200	224
City of Chicago, Water Rev. Ref. Bonds, Series 2004, 5.00% 2021	1,895	2,031
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2000, MBIA insured, 6.25% 2021	1,000	1,092
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2013, 5.00% 2023	200	216
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2025	125	145
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2026	120	142
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 4.00% 2026	1,000	1,123
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2016, 5.00% 2021	150	158
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 4.00% 2019	495	495
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2020	500	512
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2027	590	647
Fin. Auth., Rev. Bonds (Northwestern Memorial Healthcare), Series 2017-B, 5.00% 2057 (put 2022)	275	306
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2027	250	291
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2024	310	348
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2026	600	716
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2009-C, 6.375% 2029 (preref. 2019)	1,000	1,000
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2021	500	540
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2028	1,000	1,148
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2029	500	573
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2021	545	583
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2026	1,000	1,209
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-1, 5.00% 2030 (put 2020)	2,000	2,045
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-3, 5.00% 2030 (put 2019)	1,000	1,000
G.O. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2020	475	484
G.O. Bonds, Series 2017-B, 5.00% 2019	2,525	2,562
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2020	4,105	4,260
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2020	325	335
G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2021	970	1,022
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 3.30% 2050 (put 2025)[1]	2,000	2,011
Housing Dev. Auth., Rev. Bonds, Series 2019-A, 4.25% 2049	2,050	2,219
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	1,465	1,570
Municipal Electric Agcy., Power Supply System Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	1,000	1,166
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.25% 2020	10	10
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2023	555	619
Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2028	1,000	1,205
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	2,000	2,186

Private Client Services Funds	5

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2024	$1,000	$1,115
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2027	1,250	1,471
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-A, 5.00% 2028	1,110	1,300
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	740	867
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2005-A, National insured, 5.50% 2023	500	567
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2008-A, Assured Guaranty Municipal insured, 5.25% 2024	30	30
		53,854

Indiana 0.98%
Fin. Auth., Hospital Rev. Bonds (Parkview Health), Series 2009, 5.50% 2024	20	20
Fin. Auth., Hospital Rev. Bonds (Parkview Health), Series 2009, 5.50% 2024 (preref. 2019)	80	80
Fin. Auth., Hospital Rev. Bonds (Parkview Health), Series 2019-A, 5.00% 2025	1,500	1,758
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2048	3,120	3,379
		5,237

Iowa 0.78%
Fin. Auth., Single Family Mortgage Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.00% 2047	1,000	1,085
Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	2,950	3,103
		4,188

Kentucky 0.19%
Housing Corp., Housing Rev. Bonds (Westminster Village Project), Series 2019, 2.00% 2022 (put 2021)	1,000	1,001
Housing Corp., Housing Rev. Bonds, Series 2010-B, 5.00% 2027	30	30
		1,031

Louisiana 1.36%
Housing Corp., Single Family Mortgage Bonds (Home Ownership Program), Series 2019-A-1, 4.50% 2049	1,000	1,093
Louisiana Stadium and Exposition Dist., Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	1,500	1,646
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	2,000	2,088
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	480	508
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.50% 2028	930	932
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.50% 2029	1,000	1,002
		7,269

Maine 0.74%
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	660	693
Housing Auth., Mortgage Purchase Bonds, Series 2018-F, 4.25% 2048	1,490	1,609
Housing Auth., Mortgage Purchase Bonds, Series 2019-A, 4.00% 2049	965	1,035
Maine Municipal Bond Bank, Grant Anticipation Bonds (Dept. of Transportation), Series 2018-A, 5.00% 2026	500	606
		3,943

6	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Maryland 1.18%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-C, 4.00% 2044	$585	$610
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 2048	220	240
G.O. Rev. Ref. Bonds, State and Local Facs. Loan of 2017, Second Series B, 5.00% 2026	2,000	2,445
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	895	945
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2049	1,965	2,090
		6,330

Massachusetts 1.27%
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S, 5.00% 2024	1,000	1,160
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2021	750	798
Dev. Fin. Agcy., Rev. Ref. Bonds (Suffolk University Issue), Series 2017, 5.00% 2022	875	954
G.O. Bonds, Consolidated Loan, Series 2009-C, 5.00% 2029 (preref. 2019)	805	810
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series 2010-J-1, 5.25% 2029 (preref. 2019)	500	503
Health and Educational Facs. Auth., Rev. Bonds (UMass Memorial Issue), Series 2010-G, 5.00% 2019	500	502
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Conduit-Chestnut Park Project), Series 2018-A, 2.40% 2023 (put 2021)	260	262
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	510	524
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 172, 4.00% 2045	745	772
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 203, 4.50% 2048	500	543
		6,828

Michigan 3.62%
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2019	1,400	1,400
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-5, National insured, 5.00% 2020	750	778
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2027	250	291
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2026	1,500	1,803
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2021	650	704
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Trinity Health Credit Group), Series 2008-C, 5.00% 2022	475	528
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014, 4.00% 2044	1,035	1,073
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	805	834
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	395	410
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	890	945
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	3,745	4,027
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2049	1,000	1,082
Board of Trustees of the Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2023	300	335
Board of Trustees of the Michigan State University, Rev. Bonds, Series 2019-B, 5.00% 2030	700	867
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 1995-CC, 1.45% 2030 (put 2021)	1,000	975

Private Client Services Funds	7

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Michigan (continued)
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-KT, 5.625% 2020	$1,160	$1,208
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-A, 5.00% 2022	850	946
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-A, 5.00% 2029	990	1,221
		19,427

Minnesota 3.80%
City of Coon Rapids, Multi Family Housing Rev. Ref. Bonds (Drake Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	300	301
G.O. Bonds, Series 2014-B, 5.00% 2024	1,000	1,166
G.O. Bonds, Series 2015-A, 5.00% 2025	1,500	1,793
G.O. Bonds, Series 2016-B, 5.00% 2023	1,500	1,705
G.O. Bonds, Series 2018-A, 5.00% 2027	990	1,233
G.O. Rev. Ref. Bonds, Series 2017-D, 5.00% 2024	1,500	1,756
Housing Fin. Agcy., Homeownership Fin. Bonds (Mortgage-Backed Securities Program), Series 2010-A, 4.25% 2028	40	40
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	135	137
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-B, 4.00% 2038	515	537
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-B, 3.50% 2046	1,260	1,304
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-B, 4.00% 2047	1,010	1,060
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2017-E, 4.00% 2048	455	481
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-B, 4.00% 2048	480	511
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	2,275	2,454
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2019-B, 4.25% 2049	1,000	1,083
City of Maplewood, Multi Family Housing Rev. Ref. Bonds (Maple Pond Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	600	602
City of Minneapolis, Multi Family Rev. Bonds (Riverside Homes Project), Series 2018-A, 2.40% 2021 (put 2020)	725	727
City of Rochester, Health Care Facs. Rev. Bonds (Mayo Clinic), Series 2011-C, 4.50% 2038 (put 2021)	1,000	1,069
City of St. Paul, Housing and Redev. Auth., Multi Family Housing Rev. Bonds (Millberry Apartments Project), Series 2018-A, 2.15% 2021 (put 2020)	250	250
City of St. Paul, Housing and Redev. Auth., Multi Family Housing Rev. Bonds (Millberry Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	1,100	1,102
Regents of the University of Minnesota, G.O. Rev. Ref. Bonds, Series 2017B, 5.00% 2021	960	1,042
		20,353

Mississippi 0.83%
Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Coast Electric Power Association), Series 2007-C, 2.22% 2037[1]	479	479
Gaming Tax Rev. Bonds, Series 2019-A, 5.00% 2023	850	962
Gaming Tax Rev. Ref. Bonds, Series 2015-E, 5.00% 2026	500	587
Home Corp., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.00% 2048	775	832
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2015-A, 5.00% 2021	1,490	1,580
		4,440

8	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Missouri 0.93%
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Saint Luke’s Health System, Inc.), Series 2016, 5.00% 2026	$1,435	$1,703
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	2,475	2,558
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2017-B, 3.25% 2047	517	527
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	180	187
		4,975

Montana 0.04%
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	205	212

Nebraska 1.53%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	1,250	1,271
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-A, 3.00% 2043	115	116
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	260	271
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	720	739
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	2,000	2,068
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	275	281
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2048	965	1,025
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	2,285	2,434
		8,205

Nevada 2.44%
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	620	739
Clark County School Dist., Limited Tax G.O. Building and Rev. Ref. Bonds, Series 2017-C, 5.00% 2027	750	908
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2018-A, 5.00% 2029	1,000	1,212
Clark County School Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2023	1,000	1,124
Clark County School Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2016-D, 5.00% 2023	1,000	1,124
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 2024	2,705	3,135
County of Clark, Las Vegas-McCarran International Airport, Passenger Fac. Charge Rev. Ref. Bonds, Series 2015-C, 5.00% 2025	1,000	1,186
County of Clark, Limited Tax G.O. Stadium Improvement Bonds, Series 2018-A, 5.00% 2025	1,000	1,187
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 1.875% 2031 (put 2020)	2,000	1,988
City of Henderson, Local Improvement Dist. No. T-17 (Madeira Canyon), Limited Obligation Ref. Bonds, Series 2017, 2.00% 2023	485	479
		13,082

New Hampshire 0.52%
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2012, 4.00% 2022	575	605
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2021	600	630
Health and Education Facs. Auth., Rev. Bonds (Southern New Hampshire University), Series 2017, 5.00% 2022	320	345
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2022	500	551
Health and Education Facs. Auth., Rev. Bonds (University System of New Hampshire Issue), Series 2017-A, 5.00% 2023	600	680
		2,811

Private Client Services Funds	9

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
New Jersey 2.46%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2020	$100	$102
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-A, BAM insured, 5.00% 2022	200	216
Econ. Dev. Auth., Cigarette Tax Rev. Ref. Bonds, Series 2012, 5.00% 2019	1,200	1,204
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-K, AMBAC insured, 5.50% 2019	550	562
Econ. Dev. Auth., School Facs. Construction Rev. Bonds, Series 2013-NN, 5.00% 2020	480	492
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2019	1,000	1,004
Garden State Preservation Trust, Open Space and Farmland Preservation Rev. Ref. Bonds, Series 2012-A, 5.00% 2020	1,000	1,044
Garden State Preservation Trust, Open Space and Farmland Preservation Rev. Ref. Bonds, Series 2012-A, 5.00% 2021	200	214
Housing and Mortgage Fin. Agcy., Multi Family Housing Conduit Rev. Bonds (Camden Townhouses Project), Series 2017-F, 1.35% 2020 (put 2019)	835	835
Housing and Mortgage Fin. Agcy., Multi Family Housing Conduit Rev. Bonds (Georgia King Village Project), Series 2018-E, 2.45% 2021 (put 2020)	525	529
Housing and Mortgage Fin. Agcy., Multi Family Housing Conduit Rev. Bonds (Spruce Spires Project), Series 2018-B, 2.02% 2021 (put 2020)	750	751
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	490	533
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 2050	270	298
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012, 5.00% 2020	500	521
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2021	2,250	2,383
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2029	700	831
Transit Corp., Grant Anticipation Notes (Federal Transit Administration Section 5307 Urbanized Area Formula Funds), Series 2014-A, 5.00% 2021	1,000	1,068
Transportation Trust Fund Auth., Transportation System Bonds, Series 2016, 5.00% 2019	585	587
		13,174

New Mexico 1.24%
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Co. Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	2,000	1,988
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2018-B-1, Class I, 4.00% 2049	1,145	1,219
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 2050	3,000	3,247
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-C-1, Class I, 4.00% 2050	170	183
		6,637

New York 5.03%
Brooklyn Arena Local Dev. Corp., Pilot Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2022	210	229
Build NYC Resource Corp., Rev. Ref. Bonds (Ethical Culture Fieldston School Project), Series 2015, 5.00% 2024	395	454
Dormitory Auth., State Personal Income Tax Rev. Bonds (General Purpose), Series 2017-B, 5.00% 2030	1,500	1,835
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-D, 2.35% 2021	2,000	2,016
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-H, 2.75% 2022	600	604
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 2.501% 2033 (put 2023)[1]	1,000	1,001
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2014-D-2, (SIFMA Municipal Swap Index + 0.45%) 2.75% 2044 (put 2022)[1]	750	745
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 2.88% 2039 (put 2020)[1]	2,000	2,000
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2017-C-2A, 4.00% 2019	2,000	2,002
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	1,910	1,976

10	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 203, 3.50% 2047	$1,710	$1,775
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047	1,000	1,078
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 217, 4.00% 2049	2,000	2,147
New York City G.O. Bonds, Fiscal 1994, Series 1994-A-4, 5.00% 2021	625	672
New York City G.O. Bonds, Fiscal 2018, Series 2018-E-1, 5.00% 2031	1,635	2,002
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	320	327
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 2050 (put 2023)	750	762
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	2,500	2,501
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-A-1, 5.00% 2023	1,250	1,424
Public Housing Capital Fund Rev. Trust I, Trust Certificates, Series 2012, 4.50% 2022[2]	262	264
County of Suffolk, Econ. Dev. Corp., Rev. Ref. Bonds (Peconic Landing at Southold, Inc. Project), Series 2010, 3.125% 2025	225	221
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-C, 5.00% 2024	835	942
		26,977

North Carolina 2.20%
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 2047	2,740	2,955
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	1,770	1,866
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 2.076% 2041 (put 2022)[1]	1,480	1,475
University of North Carolina at Charlotte, General Rev. Ref. Bonds, Series 2017-A, 5.00% 2023	1,000	1,139
University of North Carolina at Greensboro, General Rev. Ref. Bonds, Series 2017, 5.00% 2023	1,125	1,268
County of Wake, Housing Auth., Multi Family Housing Rev. Bonds (Sunnybrook Pointe Apartments), Series 2017, 1.86% 2020[3]	3,100	3,099
		11,802

North Dakota 0.66%
Housing Fin. Agcy., Homeownership Rev. Bonds (Home Mortgage Fin. Program), Series 2016-D, 3.50% 2046	730	757
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	145	148
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-B, 4.00% 2036	435	452
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-D, 4.00% 2048	475	502
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2017-F, 4.00% 2048	335	355
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2019-A, 4.25% 2049	1,205	1,305
		3,519

Ohio 3.19%
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-A, 5.00% 2022	700	766
County of Allen, Hospital Facs. Rev. Bonds (Mercy Health), Series 2017-B, 5.00% 2047 (put 2022)	575	628
County of Allen, Hospital Facs. Rev. Ref. Bonds (Catholic Healthcare Partners), Series 2010-B, 5.00% 2020	1,030	1,074
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025	1,000	1,083
G.O. Bonds, Common Schools Bonds, Series 2018-A, 5.00% 2023	500	567
G.O. Bonds, Common Schools Bonds, Series 2018-A, 5.00% 2024	1,000	1,161
G.O. Rev. Ref Bonds, Common Schools Bonds, Series 2012-C, 5.00% 2021	1,000	1,079
G.O. Rev. Ref. Bonds, Common Schools Bonds, Series 2017-B, 5.00% 2025	975	1,167

Private Client Services Funds	11

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Ohio (continued)
G.O. Rev. Ref. Bonds, Common Schools Bonds, Series 2017-B, 5.00% 2027	$990	$1,231
G.O. Rev. Ref. Bonds, Higher Education Bonds, Series 2016-A, 5.00% 2024	905	1,054
County of Hamilton, Hospital Facs. Rev. Bonds (UC Health), Series 2014, 5.00% 2025	400	452
Hospital Rev. Ref. Bonds (Cleveland Clinic Health System Obligated Group), Series 2017-A, 5.00% 2024	1,650	1,892
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-A, 4.50% 2047	1,530	1,640
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 2049	1,775	1,943
Public Facs. Commission, Higher Education G.O. Bonds, Series 2015-C, 5.00% 2028	1,000	1,179
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2014, 5.00% 2020	200	207
		17,123

Oregon 0.95%
Facs. Auth., Rev. Bonds (University of Portland Projects), Series 2015-A, 5.00% 2031	600	688
G.O. Bonds (Veteran’s Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	625	640
G.O. Bonds, Series 2017-I, 5.00% 2023	650	740
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2016-A, 4.00% 2047	840	879
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-A, 4.00% 2047	1,135	1,199
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-A, 4.50% 2049	200	216
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-D, 4.75% 2050	655	720
		5,082

Pennsylvania 3.08%
County of Allegheny, Airport Auth., Airport Rev. Bonds, Series 2013-A, 5.00% 2022	400	434
County of Butler, Hospital Facs. Rev. Bonds (Butler Health System Project), Series 2015-A, 4.00% 2021	325	338
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2023	300	336
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2004-A, 2.125% 2021 (put 2015)	200	200
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2020	750	775
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2021	375	399
General Auth. of Southcentral Pennsylvania, Rev. Bonds (Wellspan Health Obligated Group), Series 2019-B, (SIFMA Municipal Swap Index + 0.60%) 2.90% 2049 (put 2024)[1]	455	455
Higher Educational Facs. Auth., Rev. Ref. Bonds (Drexel University), Series 2017, 5.00% 2021	1,250	1,328
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	1,760	1,851
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	325	357
County of Montgomery, Higher Education and Health Auth., Rev. Bonds, Series 2018-A, 3.02% 2051 (put 2023)[1]	400	400
County of Montgomery, Industrial Dev. Auth., Rev. Bonds (Foulkeways at Gwynedd Project), Series 2016, 5.00% 2026	400	443
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 2.791% 2048 (put 2022)[1]	175	175
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2020	750	780
Philadelphia School Dist., Rev. Ref. G.O. Bonds, Series 2016-F, 5.00% 2023	1,500	1,678
City of Pittsburgh, Urban Redev. Auth., Rev. Bonds (Crawford Square Apartments Project), Series 2018, 2.25% 2020 (put 2020)	660	661
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2026	1,000	1,169

12	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Turnpike Commission, Turnpike Rev. Bonds, Series 2005-A, Assured Guaranty Municipal insured, 5.25% 2025	$1,000	$1,203
Turnpike Commission, Turnpike Rev. Bonds, Series 2014-B-1, (SIFMA Municipal Swap Index + 0.98%) 3.28% 2021[1]	1,100	1,111
County of York, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Philadelphia Electric Co. Project), Series 1993-A, 2.55% 2036 (put 2020)	2,440	2,439
		16,532

Puerto Rico 0.58%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	710	715
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2019	1,340	1,345
Infrastructure Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2005-C, 5.50% 2020	1,000	1,036
		3,096

Rhode Island 0.27%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2022	500	548
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2023	500	562
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2023	300	332
		1,442

South Carolina 1.50%
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2011-1, 4.50% 2030	180	183
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-A, 4.00% 2047	685	718
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2017-B, 4.00% 2047	170	179
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	945	993
Jobs-Econ. Dev. Auth., Hospital Rev. Ref. Bonds (Palmetto Health), Series 2013-A, 5.00% 2023 (escrowed to maturity)	2,730	3,101
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2022	600	661
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2024	500	576
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2028	1,000	1,079
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2022	350	386
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2023	125	141
		8,017

South Dakota 1.56%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	1,275	1,326
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2016-D, 3.50% 2046	1,450	1,502
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-B, 4.00% 2047	1,745	1,844
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048	1,910	2,083
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2019-B, 4.00% 2049	1,500	1,608
		8,363

Tennessee 1.19%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-1-C, 4.50% 2037	265	273
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	280	287
Housing Dev. Agcy., Housing Fin. Program Bonds, Series 2010-A-1, 5.00% 2027	10	10
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, 4.00% 2046	915	956
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	780	822

Private Client Services Funds	13

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Tennessee (continued)
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-B-2, 4.00% 2042	$800	$844
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2019-1, 4.25% 2050	1,000	1,086
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Collateralized Multi Family Housing Rev. Bonds (Trevecca Towers II Project), Series 2018, 2.00% 2022 (put 2021)	2,075	2,084
		6,362

Texas 14.41%
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2023	885	1,002
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2024	400	463
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2026	450	542
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2017-B, 5.00% 2027	250	305
City of Arlington, Permanent Improvement Rev. Ref. Bonds, Series 2018, 5.00% 2024	1,535	1,787
Austin Convention Enterprises, Convention Center Hotel Rev. Ref. Bonds, Series 2017-A, 5.00% 2020	850	870
City of Austin, Electric Utility System Rev. Ref. Bonds, Series 2015-A, 5.00% 2023	875	1,001
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	555	654
Beaumont Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2026	1,500	1,807
County of Bexar, Combination Tax and Rev. Certificates of Obligation, Series 2013-B, 5.00% 2024 (preref. 2023)	2,000	2,265
County of Bexar, Hospital Dist., Limited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2031	480	585
Capital Area Housing Fin. Corp., Multi Family Housing Rev. Bonds (Mission Trail at El Camino Real Apartments), Series 2019, 2.10% 2037 (put 2022)	1,000	1,009
Carroll Independent School Dist., Rev. Ref. Bonds, Series 2019, 5.00% 2026	970	1,169
Clear Creek Independent School Dist., Unlimited Tax School Building Bonds, Series 2018, 5.00% 2028	1,100	1,340
Clear Creek Independent School Dist., Unlimited Tax School Building Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	860	1,014
Clifton Higher Education Fin. Corp., Education Rev. and Ref. Bonds (Idea Public Schools), Series 2017, 5.00% 2027	670	819
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2018, 5.00% 2025	500	591
Comal Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 5.00% 2026	1,000	1,202
Conroe Independent School Dist., Unlimited Tax School Building Rev. Bonds, Series 2016, 5.00% 2025	1,185	1,397
Port of Corpus Christi, Senior Lien Rev. Bonds, Series 2018-A, 5.00% 2027	490	603
Crowley Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	1,000	1,188
Cypress-Fairbanks Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2019, 5.00% 2025	850	1,002
City of Dallas, Waterworks and Sewer System Rev. Ref. Bonds, Series 2016-A, 5.00% 2028	955	1,161
Dallas Area Rapid Transit Rev. Ref. Bonds, Series 2019, 5.00% 2027	1,530	1,906
City of Denton, Utility System Rev. Bonds, Series 2017, 5.00% 2028	2,000	2,409
Dickinson Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2013, 1.35% 2037 (put 2017)	500	499
Fort Bend Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-E, 5.00% 2025	1,230	1,448
Frisco Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019, 5.00% 2021	725	780
County of Harris, Cultural Education Facs. Fin. Corp., Hospital Rev. Ref. Bonds (Memorial Hermann Health System), Series 2013-B, (SIFMA Municipal Swap Index + 0.90%) 3.20% 2022[1]	250	252
County of Harris, Cultural Education Facs. Fin. Corp., Thermal Utility Rev. Bonds (TECO Project), Series 2009-A, 5.00% 2023 (preref. 2019)	125	127

14	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 2.34% 2031[1]	$150	$150
County of Harris, Toll Road Rev. Ref. Bonds, Series 2018-A, 5.00% 2022	1,000	1,105
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Springs Apartments), Series 2018, 2.23% 2021 (put 2020)	1,500	1,504
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2019-A, 4.75% 2049	1,400	1,548
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2025	1,500	1,777
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2028	1,000	1,250
City of Houston, Combined Utility System, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2027	500	607
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2022	250	273
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-1B, 2.20% 2039 (put 2020)	870	873
Houston Independent School Dist., Limited Tax Schoolhouse Rev. Ref. Bonds, Series 2017, 5.00% 2025	1,000	1,179
Irving Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	500	589
Katy Independent School Dist., Rev. Ref. Bonds, Series 2015-C, (1-month USD-LIBOR x 0.67 + 0.55%) 2.206% 2036 (put 2019)[1]	150	150
Keller Independent School Dist., Unlimited Tax Rev. Ref. Bonds., Series 2014-A, 5.00% 2024	1,500	1,751
Klein Independent School Dist., Unlimited Tax Schoolhouse Bonds, Series 2018, 5.00% 2024	1,000	1,148
Lake Travis Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2024	1,000	1,152
Lewisville Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 5.00% 2027	1,115	1,346
Lower Colorado River Auth., Transmission Contract Rev. Ref. Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2024	250	289
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2028	200	222
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	1,295	1,534
North East Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2017, 2.375% 2047 (put 2022)	500	508
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	300	345
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2011, 2.125% 2040 (put 2020)	2,000	2,002
Northwest Independent School Dist., Unlimited Tax Bonds, Series 2019, 5.00% 2023	1,000	1,120
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds (University of the Incarnate Word Project), Series 2012, 5.00% 2019	980	998
Pflugerville Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 5.00% 2022	1,000	1,091
Red River Education Fin. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project), Series 2017, 5.00% 2019	750	752
Red River Education Fin. Corp., Higher Education Rev. Ref. Bonds (St. Edward’s University Project), Series 2017, 5.00% 2020	1,000	1,030
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-D, 3.00% 2045 (put 2020)	1,000	1,018
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,000	1,208
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2018, 2.75% 2048 (put 2022)	1,300	1,332
San Antonio Independent School Dist., Unlimited Tax School Building and Ref. Bonds, Series 2016, 5.00% 2026	1,930	2,345
Sheldon Independent School Dist., School Building Bonds, Series 2017, 5.00% 2022	250	273
Sherman Independent School Dist., Unlimited Tax School Building Bonds, Series 2018-A, 5.00% 2027	1,000	1,221
Spring Independent School Dist., Unlimited Tax School Building Bonds, Series 2019, 5.00% 2031	465	571
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2017-E, 5.00% 2022	1,425	1,567

Private Client Services Funds	15

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Texas (continued)
Board of Regents of the Texas Tech University System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2026	$1,000	$1,195
Transportation Commission, G.O. Mobility Fund and Rev. Ref. Bonds, Series 2014-A, 5.00% 2023	1,165	1,329
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2025	240	284
Board of Regents of the University of North Texas System, Rev. Fncg. System Rev. Ref. and Improvement Bonds, Series 2018-A, 5.00% 2026	760	917
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2015-A, 5.00% 2024	1,100	1,272
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2023	1,310	1,496
Water Dev. Board, State Water Implementation Rev. Fund, Rev. Bonds (Master Trust), Series 2018-A, 5.00% 2029	2,990	3,717
		77,235

Utah 0.21%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	430	451
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 4.00% 2021	310	324
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 4.00% 2022	335	355
		1,130

Vermont 0.07%
Housing Fin. Agcy., Multiple Purpose Bonds, Series 2018-A, 4.00% 2048	340	361

Virginia 0.47%
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Series 2012-A, 4.00% 2019	850	854
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2015-A, 5.00% 2026 (preref. 2025)	705	833
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Westminster Canterbury Richmond), Series 2018, 5.00% 2023	575	645
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Company Project), Series 2008-A, 1.75% 2035 (put 2019)	180	180
		2,512

Washington 2.90%
G.O. Bonds, Series 2017-D, 5.00% 2028	1,000	1,224
G.O. Bonds, Series 2018-C, 5.00% 2026	1,500	1,810
G.O. Bonds, Series 2019-C, 5.00% 2025	1,000	1,180
G.O. Bonds, Series 2019-C, 5.00% 2031	1,000	1,247
G.O. Rev. Ref. Bonds, Series 2015-A, 5.00% 2024	500	582
G.O. Rev. Ref. Bonds, Series 2018-R-D, 5.00% 2026	990	1,207
G.O. Rev. Ref. Bonds, Series 2018-R-D, 5.00% 2027	1,000	1,242
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-N, 2.00% 2044 (put 2020)	1,000	1,000
County of Grant, Public Utility Dist. No. 2, Electric System Rev. Ref. Bonds, Series 2017-O, 5.00% 2024	275	313
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 3.30% 2035 (put 2021)[1]	500	501
Health Care Facs. Auth., Rev. Ref. Bonds (Providence St. Joseph Health), Series 2018-B, 5.00% 2027	500	613
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2020[2]	480	488

16	Private Client Services Funds

Capital Group Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2023[2]	$1,095	$1,178
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	855	895
Motor Vehicle Fuel Tax G.O. Bonds, Series 2015-F, 5.00% 2024	1,000	1,164
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 2.79% 2046 (put 2023)[1]	825	825
Port of Seattle, Rev. Bonds, Series 2009-A, 5.25% 2027 (preref. 2019)	100	100
		15,569

West Virginia 0.24%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Bonds (Appalachian Power Co. - Amos Project), Series 2009-B, 2.625% 2042 (put 2022)	750	762
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Appalachian Power Co. - Amos Project), Series 2015-A, 2.55% 2040 (put 2024)	500	507
		1,269

Wisconsin 1.73%
G.O. Bonds, Series 2015-A, 5.00% 2031 (preref. 2023)	2,000	2,261
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (SSM Health Care), Series 2018-B, 5.00% 2038 (put 2023)	1,300	1,425
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 2.85% 2054 (put 2023)[1]	1,130	1,128
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	1,515	1,598
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2018-B, 4.00% 2048	1,130	1,195
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2022	300	327
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2030	315	368
Public Fin. Auth., Tax Increment Fin. Grant Rev. Bonds (Statler Hilton & Dallas Central Library), Series 2016, 0% 2027	500	352
WPPI Energy, Power Supply System Rev. Bonds, Series 2016-A, 5.00% 2026	500	602
		9,256

Wyoming 0.20%
Community Dev. Auth., Housing Rev. Bonds, Series 2019-1, 4.00% 2048	1,000	1,071

Total bonds, notes & other debt instruments (cost: $484,100,000)		489,965

Short-term securities 7.69%
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 1.95% 2024 (put 2019)[2,4]	1,000	1,000
State of Florida, Capital Facs. Fin. Agcy., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, 2.10% 2034 (put 2019)[4]	1,000	1,000
State of Florida, Lee Memorial Health System Hospital Rev. Bonds, Series 2019-B, 2.60% 2049[1]	1,000	1,000
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 2.30% 2044[1]	800	800
State of Kentucky, Econ. Dev. Fin. Auth., Solid Waste Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 1.85% 2031 (put 2019)	1,000	1,000
State of Maryland, County of Montgomery, Rev. Bonds (Trinity Health Credit Group), Series 2013, 1.85% 2041 (put 2019)	3,000	3,000
State of Michigan, Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-MI-1, 1.81% 2034 (put 2019)	2,500	2,500
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 2.31% 2042[1]	4,000	4,000

Private Client Services Funds	17

Capital Group Core Municipal Fund

Short-term securities (continued)	Principal amount (000)	Value (000)
State of Minnesota, City of St. Paul, Housing and Redev. Auth., Health Care System Demand Rev. Bonds (Allina Health System), Series 2009-B-1, JPMorgan Chase LOC, 2.30% 2035[1]	$2,500	$2,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 2.30% 2030[1]	1,000	1,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 2.25% 2035[1]	275	275
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 2.31% 2035[1]	500	500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 2.30% 2035[1]	2,000	2,000
State of Mississippi, Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2004-B-2, 2.00% 2022 (put 2019)[4]	1,100	1,100
State of Missouri, Health and Educational Facs. Auth., Demand Educational Facs. Rev. Bonds (Washington University), Series 2003-B, 2.30% 2033[1]	4,000	4,000
State of New York, Metropolitan Transportation Auth., Transportation Rev. Bond Anticipation Notes, Series 2018-A-1, 4.00% 8/15/2019	1,500	1,510
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-L-5, 2.31% 2035[1]	500	500
State of New York, New York City G.O. Bonds, Fiscal 2013, Series 2013-F-3, 2.31% 2042[1]	425	425
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 2.31% 2048[1]	525	525
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2016, Series 2016-A-4, 2.31% 2041[1]	2,500	2,500
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2015, Series 2015-E-4, 2.31% 2045[1]	2,500	2,500
State of North Carolina, Medical Care Commission, Health System Rev. Bonds (Catholic Health East), Series 2008, 2.37% 2028[1]	700	700
State of Ohio, Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2013-B, 2.58% 2033[1]	1,360	1,360
State of Tennessee, City of Clarksville, Public Building Auth., Pooled Fncg. Rev. Bonds, Series 2003, Bank of America LOC, 2.35% 2033[1]	565	565
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 2.35% 2034[1]	905	905
State of Texas, City of Austin, Utility System Rev. IAM Commercial Paper, Series 2019, 1.70% 5/19/2019	2,525	2,525
State of Texas, Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Allied Waste North America, Inc. Project), Series 2008-A, 2.15% 1/1/2020 (put 2019)[4]	825	825
State of Texas, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 8/29/2019	700	705

Total short-term securities (cost: $41,220,000)		41,220
Total investment securities 99.09% (cost: $525,320,000)		531,185
Other assets less liabilities 0.91%		4,904

Net assets 100.00%		$536,089

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[5] (000)	Value at 4/30/2019[6] (000)	Unrealized appreciation (depreciation) at 4/30/2019 (000)
2 Year U.S. Treasury Note Futures	Long	487	July 2019	$97,400	$103,735	$122
5 Year U.S. Treasury Note Futures	Long	48	July 2019	4,800	5,551	31
10 Year Ultra U.S. Treasury Note Futures	Short	130	June 2019	(13,000)	(17,132)	(35)
						$118

18	Private Client Services Funds

Capital Group Core Municipal Fund

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,321,000, which represented .99% of the net assets of the fund.
[3]	Step bond; coupon rate may change at a later date.
[4]	For short-term securities, the mandatory put date is considered to be the maturity date.
[5]	Notional amount is calculated based on the number of contracts and notional contract size.
[6]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

Private Client Services Funds	19

Capital Group Short-Term Municipal Fund

Investment portfolio April 30, 2019	unaudited

Bonds, notes & other debt instruments 92.29%	Principal amount (000)	Value (000)
Alabama 0.61%
21st Century Auth., Tobacco Settlement Rev. Ref. Bonds, Series 2012-A, 5.00% 2019	$250	$250
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2016-A, 4.00% 2046 (put 2021)	500	521
		771

Arizona 0.47%
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (GreatHearts Arizona Projects), Series 2017-A, 4.00% 2021	565	587

California 2.52%
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 3.20% 2045 (put 2023)[1]	1,500	1,522
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-4, (3-month USD-LIBOR x 0.70 + 0.37%) 2.184% 2038 (put 2020)[1]	1,000	1,001
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 4.00% 2021	400	418
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2018 Election, Series 2019, 5.00% 2021	200	215
		3,156

Colorado 0.22%
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2021	260	279

Connecticut 2.82%
Health and Educational Facs. Auth., Rev. Bonds (Sacred Heart University Issue), Series 2017-I-1, 5.00% 2022	500	549
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2014-C-1, 4.00% 2044	360	374
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-A-1, 4.00% 2045	205	214
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2017-A-1, 4.00% 2047	870	918
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2013-B-2, 4.00% 2032	470	482
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2014-D-1, 4.00% 2044	520	535
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	450	463
		3,535

Florida 6.08%
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2018-A-2, 2.25% 2021	355	356
County of Collier, Heritage Bay Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2018-A-2, 2.50% 2022	500	504
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds (Special Program), Series 2011-B, 4.50% 2029	50	51
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2011-A, 4.50% 2029	85	86
Housing Fin. Corp., Homeowner Mortgage Rev. Bonds, Series 2018-2, 4.25% 2050	880	952
Housing Fin. Corp., Multi Family Housing Rev. Bonds (Logan Heights Apartments), Series 2018-F, 1.90% 2020	1,000	999
Housing Fin. Corp., Multi Family Mortgage Rev. Bonds (Lake Mangonia Apartments), Series 2018-B, 1.75% 2019	150	150
JEA, Electric System Rev. Bonds, Series 2012-B, 5.00% 2023 (preref. 2019)	1,095	1,181
Lee Memorial Health System Hospital Rev. and Rev. Ref. Bonds, Series 2019-A-1, 5.00% 2024	550	630
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 4.00% 2020	710	726

20	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
County of Orange, Housing Fin. Auth., Multi Family Housing Rev. Bonds (Willow Key Apartments), Series 2019-A, 1.90% 2022 (put 2021)	$85	$85
City of Orlando, Utilities Commission, Utility System Rev. Ref. Bonds, Series 2017-A, 5.00% 2027 (put 2020)	1,500	1,565
Dept. of Transportation, Right-of-Way Acquisition and Bridge Construction Rev. Ref. Bonds, Series 2012-A, 4.00% 2028	320	335
		7,620

Georgia 1.55%
City of East Point, Housing Auth., Multi Family Housing Rev. Bonds (Hillcrest Senior Apartments Projects), Series 2018, 2.25% 2022 (put 2021)[2]	175	176
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2015-A-1, 3.50% 2045	115	118
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2017-A, 4.00% 2047	730	767
Municipal Electric Auth., Project One Bonds, Series 2009-B, 5.00% 2020	860	877
		1,938

Illinois 10.23%
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2013, 5.00% 2020	1,050	1,083
Build Illinois Bonds, Sales Tax Rev. Ref. Bonds, Series 2010, 5.00% 2019	55	55
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-C, 6.50% 2041 (preref. 2021)	450	486
City of Chicago, Second Lien Water Rev. Bonds, Series 2004, 5.00% 2020	100	104
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2024	625	701
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2021	500	525
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, 5.00% 2021	180	193
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2000, MBIA insured, 6.25% 2021	460	502
Fin. Auth., National Rural Utilities Cooperative Fin. Corp., Guaranteed Solid Waste Disposal Rev. Bonds (Prairie Power, Inc. Project), Series 2008-A, 1.75% 2042 (put 2020)	475	474
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2023	100	111
Fin. Auth., Rev. Bonds (Art Institute of Chicago), Series 2016, 5.00% 2024	130	148
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2021	1,100	1,186
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2023	225	248
Fin. Auth., Rev. Green Bonds (Clean Water Initiative Revolving Fund), Series 2019, 5.00% 2021	145	155
Fin. Auth., Rev. Ref. Bonds (Advocate Health Care Network), Series 2008-A-1, 5.00% 2030 (put 2020)	1,000	1,023
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), Series 2015, (SIFMA Municipal Swap Index + 1.00%) 3.30% 2050 (put 2025)[1]	1,000	1,005
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	600	643
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2023	500	547
Board of Trustees of the Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2022	500	536
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2010, 5.50% 2023 (preref. 2021)	160	173
Railsplitter Tobacco Settlement Auth., Tobacco Settlement Rev. Bonds, Series 2017, 5.00% 2023	225	251
Sales Tax Securitization Corp., Sales Tax Rev. Ref. Bonds, Series 2017-A, 5.00% 2021	500	523
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2023	175	195
Toll Highway Auth., Toll Highway Rev. Ref. Bonds, Series 2019-A, 5.00% 2025	250	293

Private Client Services Funds	21

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Illinois (continued)
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2010-A, 5.00% 2021	$150	$154
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2016-A, 4.00% 2019	1,000	1,006
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.00% 2021	500	505
		12,825

Indiana 1.36%
Fin. Auth., State Revolving Fund Program Bonds, Series 2010-B, 5.00% 2029 (preref. 2020)	1,000	1,026
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2019-A, 4.25% 2048	630	682
		1,708

Iowa 0.42%
Fin. Auth., State Revolving Fund Rev. Bonds, Series 2011, 5.00% 2026 (preref. 2021)	495	532

Kentucky 0.56%
Housing Corp., Housing Rev. Bonds (Jefferson Green Apartments Project), Series 2018, 2.20% 2022 (put 2021)	685	689
Housing Corp., Housing Rev. Bonds, Series 2010-B, 5.00% 2027	10	10
		699

Louisiana 0.82%
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Assured Guaranty Municipal insured, Series 2015, 5.00% 2021	300	320
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2020	280	289
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Rev. Ref. Bonds, Series 2013-A, 5.00% 2021	400	423
		1,032

Maine 0.79%
Housing Auth., Mortgage Purchase Bonds, Series 2017-A, 4.00% 2047	470	494
Housing Auth., Mortgage Purchase Bonds, Series 2018-F, 4.25% 2048	150	162
Maine Municipal Bond Bank, Grant Anticipation Bonds (Dept. of Transportation), Series 2018-A, 5.00% 2023	300	341
		997

Maryland 1.93%
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 2022	400	433
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2018-A, 4.50% 2048	435	474
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2017-A, 4.00% 2048	440	464
County of Montgomery, Housing Opportunities Commission, Single Family Housing Rev. Bonds, Series 2018-A, 4.00% 2049	985	1,048
		2,419

22	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Massachusetts 1.64%
G.O. Bonds, Consolidated Loan, Series 2009-C, 5.00% 2029 (preref. 2019)	$205	$206
Health and Educational Facs. Auth., Rev. Bonds (Partners HealthCare System Issue), Series 2010-J-1, 5.25% 2029 (preref. 2019)	500	503
Housing Fin. Agcy., Multi Family Housing Rev. Bonds (Conduit-Chestnut Park Project), Series 2018-A, 2.40% 2023 (put 2021)	80	81
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 169, 4.00% 2044	100	103
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 183, 3.50% 2046	665	683
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 171, 4.00% 2044	465	479
		2,055

Michigan 4.45%
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, 5.00% 2023	700	763
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-5, National insured, 5.00% 2020	500	519
Grant Anticipation Rev. Ref. Bonds, Series 2016, 5.00% 2020	1,000	1,029
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2014, 4.00% 2044	590	612
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-B, 3.50% 2048	135	140
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2018-C, 4.25% 2049	1,435	1,543
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.45% 2029 (put 2021)	325	317
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-G, 5.00% 2021	300	325
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2018-C, 5.00% 2023	290	330
		5,578

Minnesota 3.09%
City of Brooklyn Center, Multi Family Housing Dev. Bonds (Unity Place Project), Series 2019, 1.95% 2021 (put 2020)	600	600
City of Coon Rapids, Multi Family Housing Rev. Ref. Bonds (Drake Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	700	702
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2012-D, 4.00% 2040	40	41
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2018-E, 4.25% 2049	800	863
City of Maplewood, Multi Family Housing Rev. Ref. Bonds (Maple Pond Apartments Project), Series 2018-A, 2.20% 2021 (put 2020)	280	281
City of Minneapolis, Multi Family Rev. Bonds (Albright Townhomes Project), Series 2018, 2.00% 2021 (put 2019)	750	750
City of Minneapolis, Multi Family Rev. Bonds (Riverside Homes Project), Series 2018-A, 2.40% 2021 (put 2020)	500	502
Regents of the University of Minnesota, G.O. Rev. Ref. Bonds, Series 2017B, 5.00% 2021	120	130
		3,869

Missouri 1.04%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (First Place Homeownership Loan Program), Series 2016-B, 3.50% 2041	1,130	1,168
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2009-E-4, 4.25% 2030	130	133
		1,301

Montana 0.30%
Board of Housing, Single Family Mortgage Bonds, Series 2016-A-2, 3.50% 2044	205	211
Board of Housing, Single Family Mortgage Bonds, Series 2019-A, 4.25% 2045	155	168
		379

Private Client Services Funds	23

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Nebraska 2.53%
Central Plains Energy Project, Gas Supply Rev. Ref. Bonds, Series 2014, 5.00% 2039 (put 2019)	$1,000	$1,017
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2013-E, 3.00% 2043	220	222
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 3.00% 2044	70	70
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2014-A, 4.00% 2044	470	490
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	385	398
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-C, 3.50% 2046	280	286
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	650	692
		3,175

Nevada 0.90%
Clark County School Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2023	1,000	1,125

New Jersey 4.38%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2014-PP, 5.00% 2019	750	753
Housing and Mortgage Fin. Agcy., Multi Family Housing Conduit Rev. Bonds (Camden Townhouses Project), Series 2017-F, 1.35% 2020 (put 2019)	165	165
Housing and Mortgage Fin. Agcy., Multi Family Housing Conduit Rev. Bonds (Garden Spires Project), Series 2018-A, 2.02% 2021 (put 2020)	1,000	1,003
Housing and Mortgage Fin. Agcy., Multi Family Housing Conduit Rev. Bonds (Georgia King Village Project), Series 2018-E, 2.45% 2021 (put 2020)	215	217
Housing and Mortgage Fin. Agcy., Multi Family Housing Conduit Rev. Bonds (Spruce Spires Project), Series 2018-B, 2.02% 2021 (put 2020)	250	250
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2018-A, 4.50% 2048	680	739
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2021	1,250	1,324
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 4.00% 2020	495	506
Transportation Trust Fund Auth., Transportation System Bonds, Series 2015-AA, 5.00% 2021	500	531
		5,488

New Mexico 1.22%
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Co. Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	1,000	994
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2019-A-1, Class I, 4.25% 2050	500	541
		1,535

New York 8.19%
Build NYC Resource Corp., Rev. Ref. Bonds (Ethical Culture Fieldston School Project), Series 2015, 5.00% 2024	360	414
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2017-H, 1.65% 2021	350	348
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-D, 2.35% 2021	1,000	1,008
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-I, 2.55% 2022	250	252
Housing Fin. Agcy., Affordable Housing Rev. Green Bonds, Series 2018-I, 2.70% 2023	650	663
Long Island Power Auth., Electric System General Rev. Bonds, Series 2014-C, (1-month USD-LIBOR x 0.70 + 0.75%) 2.501% 2033 (put 2023)[1]	300	300
Metropolitan Transportation Auth., Transportation Rev. Bonds, Series 2015-A-2, (SIFMA Municipal Swap Index + 0.58%) 2.88% 2039 (put 2020)[1]	2,000	2,000
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 197, 3.50% 2044	765	792
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 213, 4.25% 2047	680	733
County of Nassau, General Improvement G.O. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2024	500	579
New York City G.O. Bonds, Fiscal 2018, Series 2018-C, 5.00% 2023	1,000	1,136
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2018-L-2, 2.75% 2050 (put 2023)	250	254

24	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-C-2, 1.70% 2021	$350	$349
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (Sustainable Neighborhood Bonds), Series 2017-G-2-A, 2.00% 2057 (put 2021)	500	500
New York City Transitional Fin. Auth., Future Tax Secured Bonds, Fiscal 2019, Series 2019-B-1, 5.00% 2024	395	461
Public Housing Capital Fund Rev. Trust I, Trust Certificates, Series 2012, 4.50% 2022[3]	194	195
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2013-C, 5.00% 2024	250	282
		10,266

North Carolina 1.70%
Housing Fin. Agcy., Home Ownership Rev. Bonds, Series 40, 4.25% 2047	750	809
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 38-B, 4.00% 2047	360	380
University of North Carolina at Chapel Hill, General Rev. Bonds, Series 2012-B, (1-month USD-LIBOR x 0.67 + 0.40%) 2.076% 2041 (put 2022)[1]	440	438
County of Wake, Housing Auth., Multi Family Housing Rev. Bonds (Sunnybrook Pointe Apartments), Series 2017, 1.86% 2020[2]	500	500
		2,127

North Dakota 1.14%
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2012-A, 3.75% 2042	70	71
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-A, 4.00% 2038	865	896
Housing Fin. Agcy., Housing Fin. Program Bonds (Home Mortgage Fin. Program), Series 2015-D, 4.00% 2046	445	464
		1,431

Ohio 1.25%
G.O. Bonds, Common Schools Bonds, Series 2018-A, 5.00% 2023	205	232
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2017-A, 4.50% 2047	905	970
Housing Fin. Agcy., Residential Mortgage Rev. Bonds (Mortgage-Backed Securities Program), Series 2019-A, 4.50% 2049	230	252
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2011-2, 4.50% 2028	115	118
		1,572

Oklahoma 0.66%
Housing Fin. Agcy., Collateralized Rev. Bonds (Windsong Apartments), Series 2018, 2.05% 2021 (put 2020)	500	500
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds (Homeownership Loan Program), Series 2012-A, 5.00% 2043	320	333
		833

Oregon 0.86%
G.O. Bonds (Veteran’s Welfare Bonds Series 94), Series 2014-H, 4.00% 2044	620	635
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2018-D, 4.75% 2050	400	439
		1,074

Private Client Services Funds	25

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Pennsylvania 3.83%
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2020	$500	$517
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-122, 4.00% 2046	410	431
Housing Fin. Agcy., Special Limited Obligation, Multi Family Housing Dev. Bonds (Central Pennsylvania Dev.), Series 2018, 2.45% 2022 (put 2021)	1,000	1,006
County of Montgomery, Higher Education and Health Auth., Hospital Rev. Bonds (Abington Memorial Hospital Obligated Group), Series 2012-A, 5.00% 2031 (preref. 2022)	750	823
Philadelphia School Dist., Rev. Ref. G.O. Bonds, Series 2016-F, 5.00% 2019	500	505
City of Pittsburgh, Urban Redev. Auth., Rev. Bonds (Crawford Square Apartments Project), Series 2018, 2.25% 2020 (put 2020)	275	276
Turnpike Commission, Turnpike Rev. Bonds, Series 2018-B, (SIFMA Municipal Swap Index + 0.50%) 2.80% 2021[1]	1,000	1,000
Wilkes-Barre Area School Dist., G.O. Bonds, Series 2019, BAM insured, 5.00% 2023	225	250
		4,808

Rhode Island 1.18%
Commerce Corp., Grant Anticipation Rev. Ref. Bonds (Dept. of Transportation), Series 2016-A, 5.00% 2021	920	981
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 66-A-1, 4.00% 2033	485	502
		1,483

South Carolina 1.38%
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2011-1, 4.50% 2030	105	107
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2018-A, 4.50% 2048	320	346
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, Series 2016-A, 4.00% 2036	415	436
County of Lexington, Health Services Dist., Inc., Hospital Rev. Ref. Bonds, Series 2017, 5.00% 2021	250	268
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2025	120	138
Town of Southold, Local Dev. Corp., Rev. Bonds (Peconic Landing at Southold, Inc. Project), Series 2015, 5.00% 2022	400	441
		1,736

South Dakota 0.62%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-E, 4.00% 2044	220	229
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048	500	545
		774

Tennessee 2.51%
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-1-C, 4.50% 2037	175	180
Housing Dev. Agcy., Homeownership Program Bonds, Series 2012-2-C, 4.00% 2038	155	159
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, 4.00% 2045	1,185	1,236
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-C, 4.00% 2045	495	516
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2017-1, 4.00% 2042	335	353
Metropolitan Government of Nashville and Davidson County, Health and Educational Facs. Board, Collateralized Multi Family Housing Rev. Bonds (Trevecca Towers II Project), Series 2018, 2.00% 2022 (put 2021)	700	703
		3,147

26	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Texas 12.91%
Arlington Higher Education Fin. Corp., Education Rev. and Rev. Ref. Bonds (Uplift Education), Series 2017-A, 5.00% 2022	$635	$704
Austin Independent School Dist., School Building and Rev. Ref. Bonds, Series 2019, 5.00% 2024	500	582
City of Austin, Water and Wastewater System Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	185	218
County of Bexar, Combination Tax and Rev. Certificates of Obligation, Series 2013-B, 5.00% 2024 (preref. 2023)	500	566
Crowley Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	725	862
Cypress-Fairbanks Independent School Dist., Unlimited Tax School Building Bonds, Series 2017-A-3, 3.00% 2043 (put 2020)	1,500	1,522
Frisco Independent School Dist., Unlimited Tax School Building and Rev. Ref. Bonds, Series 2019, 5.00% 2021	170	183
County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 2.34% 2031[1]	150	150
County of Harris, Metropolitan Transit Auth., Sales and Use Tax Bonds, Series 2011-A, 5.00% 2023 (preref. 2021)	600	650
County of Harris, Toll Road Rev. Ref. Bonds, Series 2012-B, (SIFMA Municipal Swap Index + 0.45%) 2.75% 2021[1]	455	455
Dept. of Housing and Community Affairs, Multi Family Housing Rev. Bonds (Springs Apartments), Series 2018, 2.23% 2021 (put 2020)	1,350	1,353
Dept. of Housing and Community Affairs, Residential Mortgage Rev. Bonds, Series 2011-A, 5.00% 2029	75	78
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 2049	500	548
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2022	250	275
City of Houston, Higher Education Fin. Corp., Higher Education Rev. Bonds (Rice University Project), Series 2010-A, 5.00% 2040 (preref. 2020)	500	517
City of Houston, Public Improvement Rev. Ref. Bonds, Series 2017-A, 5.00% 2020	400	411
Houston Independent School Dist., Limited Tax Schoolhouse Bonds, Series 2014-A-1B, 2.20% 2039 (put 2020)	215	216
Irving Independent School Dist., Unlimited Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2025	1,000	1,178
Lower Colorado River Auth., Transmission Contract Rev. Ref. and Improvement Bonds (LCRA Transmission Services Corp. Project), Series 2018, 5.00% 2021	300	320
North East Independent School Dist., Unlimited Tax Rev. Bonds, Series 2014, 2.00% 2044 (put 2019)	275	275
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2017, 1.45% 2047 (put 2020)	200	199
Northside Independent School Dist., Unlimited Tax School Building Bonds, Series 2011, 2.125% 2040 (put 2020)	500	500
City of Olmos Park, Higher Education Facs. Corp., Higher Education Rev. Improvement and Ref. Bonds (University of the Incarnate Word Project), Series 2012, 5.00% 2019	400	407
Panhandle Regional Housing Fin. Corp., Multi Family Housing Rev. Bonds (Canyons at 45 West Apartments), Series 2018, 2.00% 2021 (put 2020)	500	500
Pflugerville Independent School Dist., Unlimited Tax School Building Bonds, Series 2019-A, 4.00% 2021	325	339
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-C, 3.00% 2045 (put 2019)	1,000	1,007
City of San Antonio, Electric and Gas Systems Rev. Ref. Bonds, Series 2015-D, 3.00% 2045 (put 2020)	1,000	1,017
Board of Regents of the Texas A&M University System, Rev. Fncg. System Bonds, Series 2015-B, 5.00% 2021 (escrowed to maturity)	145	155
County of Travis, Housing Fin. Corp., Multi Family Housing Rev. Bonds (McKinney Falls Apartments), Series 2018, 2.00% 2021[2]	1,000	1,002
		16,189

Private Client Services Funds	27

Capital Group Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Utah 0.62%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	$340	$356
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 3.00% 2019	200	201
School Fin. Auth., Charter School Rev. Bonds (Utah Charter Academies Project), Series 2018, 3.00% 2020	220	224
		781

Virginia 0.22%
College Building Auth., Educational Facs. Rev. Ref. Bonds (21st Century College and Equipment Programs), Series 2015-A, 5.00% 2026 (preref. 2025)	190	225
Town of Louisa, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (Virginia Electric and Power Company Project), Series 2008-A, 1.75% 2035 (put 2019)	45	45
		270

Washington 1.98%
G.O. Rev. Ref. Bonds, Series 2015-A, 5.00% 2024	500	582
G.O. Rev. Ref. Bonds, Series 2018-R-C, 5.00% 2021	500	537
Housing Fin. Commission, Homeownership Program Bonds, Series 2011-A, 4.50% 2029	60	61
Housing Fin. Commission, Single Family Program Bonds, Series 2017-1-N, 4.00% 2047	545	571
County of King, Housing Auth., Pooled Housing Rev. Ref. Bonds, Series 2018, 2.15% 2020	400	401
City of Seattle, Municipal Light and Power Improvement and Rev. Ref. Bonds, Series 2018-C-2, (SIFMA Municipal Swap Index + 0.49%) 2.79% 2046 (put 2023)[1]	325	325
		2,477

West Virginia 0.60%
West Virginia University, Improvement Rev. Bonds (West Virginia University Projects), Series 2014-C, (SIFMA Municipal Swap Index + 0.53%) 2.83% 2041 (put 2019)[1]	750	750

Wisconsin 2.71%
G.O. Bonds, Series 2013-A, 5.00% 2025 (preref. 2022)	1,000	1,100
General Fund Annual Appropriation Rev. Bonds, Series 2009-A, 5.375% 2025	1,270	1,270
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 2.85% 2054 (put 2023)[1]	340	339
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2017-C, 4.00% 2048	340	359
Public Fin. Auth., Hospital Rev. Ref. Bonds (Renown Regional Medical Center Project), Series 2016-A, 5.00% 2022	300	326
		3,394

Total bonds, notes & other debt instruments (cost: $115,396,000)		115,715

Short-term securities 6.91%
Freddie Mac, Multi Family Certificates, Class A, Series 2018-M-046, (SIFMA Municipal Swap Index + 0.25%) 2.55% 2035[1]	605	605
State of California, Dept. of Water Resources, Water Rev. IAM Commercial Paper, Series 2019-2, 1.90% 6/13/2019	1,556	1,556
State of Maryland, County of Montgomery, Rev. Bonds (Trinity Health Credit Group), Series 2013, 1.85% 2041 (put 2019)	1,000	1,000
State of Michigan, Fin. Auth., Hospital Rev. Bonds (CHE Trinity Health Credit Group), Series 2013-MI-1, 1.81% 2034 (put 2019)	330	330
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-F, 2.31% 2035[1]	750	750

28	Private Client Services Funds

Capital Group Short-Term Municipal Fund

Short-term securities	Principal amount (000)	Value (000)
State of Ohio, Hospital Rev. Bonds (University Hospitals Health System, Inc. Project), Series 2013-B, 2.58% 2033[1]	$320	$320
State of Tennessee, Public Building Auth. of the County of Montgomery, Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, Bank of America LOC, 2.35% 2032[1]	3,500	3,500
State of Texas, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 8/29/2019	600	604

Total short-term securities (cost: $8,665,000)		8,665
Total investment securities 99.20% (cost: $124,061,000)		124,380
Other assets less liabilities 0.80%		1,006

Net assets 100.00%		$125,386

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[4] (000)	Value at 4/30/2019[5] (000)	Unrealized appreciation at 4/30/2019 (000)
2 Year U.S. Treasury Note Futures	Long	122	July 2019	$24,400	$25,987	$54
5 Year U.S. Treasury Note Futures	Short	40	July 2019	(4,000)	(4,626)	1
						$55

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Step bond; coupon rate may change at a later date.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $195,000, which represented .16% of the net assets of the fund.
[4]	Notional amount is calculated based on the number of contracts and notional contract size.
[5]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

Private Client Services Funds	29

Capital Group California Core Municipal Fund
Investment portfolio April 30, 2019	unaudited

Bonds, notes & other debt instruments 89.23%	Principal amount (000)	Value (000)
California 86.46%
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2013-A, 5.00% 2022	$975	$1,087
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2024	600	681
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	500	577
Alameda Corridor Transportation Auth., Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2021	650	678
Alameda Unified School Dist., Capital Appreciation Bonds, Series 2004, Assured Guaranty Municipal insured, 0% 2024	3,500	3,163
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2027	630	738
Alvord Unified School Dist., G.O. Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2025	800	962
City of Anaheim, Public Fncg. Auth., Lease Rev. Bonds (Anaheim Public Improvement Project), Series 1997-C, Assured Guaranty Municipal insured, 0% 2022	2,000	1,875
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Bonds (Casa de las Campanas, Inc.), Series 2010, 5.125% 2020	645	661
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Insured Rev. Bonds (Channing House), Series 2010, 5.25% 2020 (escrowed to maturity)	585	596
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-B, 5.00% 2020	1,000	1,039
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2020	1,430	1,489
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2021	495	527
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2022	1,000	1,087
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Eskaton Properties Inc. Obligated Group), Series 2013, 5.00% 2023	500	553
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2023	370	420
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2024	395	459
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 5.00% 2025	510	588
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-A, (SIFMA Municipal Swap Index + 1.25%) 3.55% 2036 (put 2027)[1]	1,000	1,044
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 3.20% 2045 (put 2023)[1]	2,800	2,841
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 3.40% 2045 (put 2024)[1]	4,275	4,388
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 2.90% 2034 (put 2020)[1]	1,000	1,001
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2017-G, 2.00% 2053 (put 2024)	4,525	4,557
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Ref. Bonds, Series 2017-S-7, 5.00% 2024	1,200	1,405
Bay Area Water Supply and Conservation Agcy., Rev. Bonds, Series 2013-A, 5.00% 2023	500	568
City of Beaumont, Wastewater Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	500	616
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-2, 4.00% 2049 (put 2021)	2,000	2,093
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	2,500	2,728
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.55% 2023	350	362
City of Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2025	620	716
City of Cathedral City, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Rev. Ref. Bonds (Merged Redev. Project Area), Series 2014-B, Assured Guaranty Municipal insured, 5.00% 2024	260	304
Cerritos Community College Dist., G.O. Bonds, 2004 Election, Series 2012-D, 0% 2027	830	688

30	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2022	$450	$499
City of Chino, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2025	665	773
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2020	910	950
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2021	535	575
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2022	1,355	1,497
Compton Community College Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2026	1,290	1,492
Compton Unified School Dist., G.O. Rev. Ref. Bonds, 2002 Election, Series 2006-D, AMBAC insured, 0% 2021	3,000	2,886
City of Concord, Successor Agcy. of the Redev. Agcy., Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2023	825	927
County of Contra Costa, Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2018-A, (1-month USD-LIBOR x 0.70 + 0.25%) 2.001% 2034 (put 2021)[1]	5,525	5,529
City of Desert Hot Springs, Successor Agcy. to the Redev. Agcy., Tax Allocation Ref. Bonds, Series 2017, BAM insured, 5.00% 2021	800	862
Econ. Recovery Rev. Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	675	679
Econ. Recovery Rev. Ref. Bonds, Series 2009-A, 5.25% 2021 (preref. 2019)	385	387
Educational Facs. Auth., Rev. Bonds (California Institute of Technology), Series 2009, 5.00% 2039 (preref. 2019)	3,000	3,053
Educational Facs. Auth., Rev. Bonds (Pitzer College), Series 2009, 5.50% 2029 (preref. 2020)	400	415
Educational Facs. Auth., Rev. Bonds (Santa Clara University), Series 2010, 5.00% 2021 (preref. 2020)	550	565
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 5.00% 2021 (escrowed to maturity)	345	374
Educational Facs. Auth., Rev. Bonds (University of San Francisco), Series 2011, 5.00% 2021(escrowed to maturity)	355	385
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2012-A, 4.00% 2021	560	593
Educational Facs. Auth., Rev. Bonds (University of the Pacific), Series 2012-A, 4.00% 2022	500	530
Educational Facs. Auth., Rev. Ref. Bonds (Loma Linda University), Series 2017-A, 5.00% 2022	1,000	1,093
Educational Facs. Auth., Rev. Ref. Bonds (University of Redlands), Series 2015-A, 5.00% 2021	535	578
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2026	530	615
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2027	500	577
City of El Centro, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2030	1,000	1,144
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2024	860	950
City of Elk Grove, Fin. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2025	580	690
City of Eureka, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2017-B, 5.00% 2022	835	927
City of Fillmore, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2024	1,000	1,159
Folsom Cordova Unified School Dist., School Facs. Improvement Dist. No. 1, Capital Appreciation Bonds, Series 2004-B, MBIA insured, 0% 2026	1,000	845
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2023	535	595
Freddie Mac, Multi Family Mortgage Bonds, Class CA, Series 2019-ML-05, 3.35% 2033	3,000	3,116
G.O. Bonds, National insured, Series 1994, 6.00% 2020	5	5
G.O. Bonds, Series 2017, 5.00% 2024	530	620
G.O. Bonds, Series 2017, 5.00% 2028	1,290	1,603
G.O. Bonds, Series 2018, 5.00% 2026	2,000	2,430
G.O. Bonds, Series 2018, 5.00% 2029	2,000	2,518

Private Client Services Funds	31

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
G.O. Bonds, Series 2019, 5.00% 2023	$1,000	$1,146
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2024	4,505	5,291
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2024	605	706
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2026	7,785	9,507
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2026	2,875	3,528
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2027	4,000	4,977
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2029	4,000	4,958
City of Garden Grove, Successor Agcy. to the Dev. Agcy., Tax Allocation Bonds, Series 2016, BAM insured, 5.00% 2022	400	446
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2016, BAM insured, 5.00% 2024	410	483
Golden Empire Schools Fncg. Auth., Lease Rev. Ref. Bonds (Kern High School Dist. Projects), Series 2018, 4.00% 2020	1,500	1,536
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, AMBAC insured, 0% 2024	2,000	1,808
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2026	2,785	2,396
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013-A, 5.00% 2021	2,000	2,138
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017-A, 5.00% 2021	295	314
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.00% 2022	1,730	1,885
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022	3,000	3,297
Golden West Schools Fncg. Auth., G.O. Rev. Ref. Bonds, Series 1999-A, MBIA insured, 0% 2020	1,100	1,086
Greenfield Elementary School Dist., Capital Appreciation Bonds, 2006 Election, Series 2007-A, Assured Guaranty Municipal insured, 0% 2029	1,270	977
City of Hawthorne, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2024	250	295
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2025	1,000	1,179
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2022	175	196
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2023	135	155
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2020	675	695
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2023	1,000	1,124
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2024	1,210	1,357
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2008-G, 5.50% 2025	95	95
Health Facs. Fncg. Auth., Rev. Bonds (City of Hope), Series 2012-A, 5.00% 2021	350	379
Health Facs. Fncg. Auth., Rev. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2014-A, 5.00% 2025	400	466
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2024	150	163
Health Facs. Fncg. Auth., Rev. Bonds (Scripps Health), Series 2012-A, 5.00% 2025	375	407
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2026	300	362
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2024	3,000	3,548
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2025	3,105	3,760
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health), Series 2016-A, 4.00% 2025	1,400	1,578
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.00% 2021	2,675	2,833
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Lucile Salter Packard Children’s Hospital at Stanford), Series 2012-B, 4.00% 2019	400	403
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2013-C, 5.00% 2043 (put 2019)	1,750	1,777
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2023	1,000	1,158

32	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2024	$1,000	$1,190
Hemet Unified School Dist., Fncg. Auth. Special Tax Rev. Bonds, Series 2015, 5.00% 2026	600	671
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2023	885	1,012
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2029	500	578
Housing Fin. Agcy., Limited Obligation, Multi Family Housing Rev. Bonds III (Hookston Senior Apartments), Series 2018-A, 2.375% 2020	4,000	4,016
Housing Fin. Agcy., Limited Obligation, Multi Family Housing Rev. Bonds (Breezewood Village Apartments), Series 2019-E, FHA insured, 2.05% 2022 (put 2021)	1,650	1,654
Infrastructure and Econ. Dev. Bank, Rev. Bonds (The Colburn School), Series 2015-B, (SIFMA Municipal Swap Index + 1.20%) 3.50% 2037 (put 2022)[1]	1,000	1,020
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Academy of Sciences, San Francisco), Series 2018-C, (3-month USD-LIBOR x 0.70 + 0.38%) 2.113% 2047 (put 2021)[1]	4,000	3,998
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (J. Paul Getty Trust), Series 2011-A-4, (3-month USD-LIBOR x 0.70 + 0.37%) 2.184% 2038 (put 2020)[1]	3,000	3,004
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Segerstrom Center for the Arts), Series 2017, 5.00% 2028	3,000	3,717
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 3.00% 2020	1,250	1,272
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 3.25% 2022	700	734
City of Irvine, Reassessment Dist. No. 12-1, Limited Obligation Improvement Bonds, Series 2012, 4.00% 2022	400	430
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 2.50% 2019	1,230	1,234
City of Irvine, Reassessment Dist. No. 13-1, Limited Obligation Improvement Bonds, Series 2013, 3.375% 2023	850	909
City of Irvine, Reassessment Dist. No. 15-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2021	500	540
Irvine Unified School Dist., Community Facs. Dist. No. 09-1, Special Tax Bonds, Series 2017-A, BAM insured, 5.00% 2021	1,280	1,364
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2023	500	569
City of Jurupa, Public Fncg. Auth., Special Tax Rev. Bonds, Series 2014-A, 5.00% 2029	710	816
County of Kern, Water Agcy., Water Rev. Ref. Bonds (Improvement Dist. No. 4), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2022	2,810	3,106
Kern Community College Dist., Capital Appreciation Bonds, 2002 Election, Series 2006, FSA insured, 0% 2022	1,500	1,410
Kings Canyon Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2029	1,600	1,885
La Habra School Dist., G.O. Bonds, 2000 Election, Series 2002-A, FSA insured, 0% 2026	1,010	866
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2013-A, 5.00% 2019	200	202
City of La Quinta, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Redev. Project Area Nos. 1 and 2), Series 2014-A, 4.00% 2019	500	504
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2002, Special Tax Bonds, Series 2017, 4.00% 2022	680	722
City of Lodi, Public Fin. Auth., Rev. Ref. Bonds, Series 2018, Assured Guaranty Muncipal insured, 5.00% 2024	260	304
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 4.00% 2020	750	779
City of Long Beach, Bond Fin. Auth., Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2012, 5.00% 2021	520	564
City of Long Beach, Harbor Rev. Bonds, Series 2010-A, AMT, 5.00% 2021	100	104
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2019	275	275
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2020	400	412

Private Client Services Funds	33

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Long Beach Community College Dist., G.O. Bonds, 2008 Election, Series 2008-A, Assured Guaranty Municipal insured, 0% 2027	$3,865	$3,226
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2020	600	627
City of Los Angeles, Community Facs. Dist. No. 4 (Playa Vista - Phase 1), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2023	700	797
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2009-A, 5.00% 2029	200	200
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Ref. Bonds, Series 2019-C, 5.00% 2025	2,000	2,414
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 2024	535	629
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 2025	500	604
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (South Gate Project No. 1), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2022	1,190	1,320
Los Angeles Unified School Dist., G.O. Bonds (Dedicated Unlimited Ad Valorem Property Tax Bonds), 2005 Election, Series 2018-B-1, 5.00% 2027	1,500	1,849
Los Angeles Unified School Dist., G.O. Bonds (Dedicated Unlimited Ad Valorem Property Tax Bonds), Series 2016-B, 5.00% 2027	4,375	5,291
Los Angeles Unified School Dist., G.O. Bonds, 2004 Election, Series 2009-I, 5.00% 2024	100	101
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds (Dedicated Unlimited Ad Valorem Property Tax Bonds), Series 2016-A, 5.00% 2024	4,000	4,644
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2024	4,350	5,051
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2025	1,000	1,188
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	3,500	4,241
M-S-R Public Power Agcy., Rev. Bonds (San Juan Project), Series 2018-R, 5.00% 2021	2,000	2,150
Manhattan Beach Unified School Dist., G.O. Bonds, Series 1999-C, FGIC-National insured, 0% 2024	3,950	3,512
Manteca Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006, MBIA insured, 0% 2027	560	466
Manteca Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2006, National insured, 0% 2028	2,000	1,614
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2022	500	556
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2028	250	296
City of Modesto, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016, 5.00% 2022	750	841
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, 2004 Election, Series 2013-A, 5.00% 2024	520	589
Montebello Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2028	1,545	1,794
Mountain View Shoreline Regional Park Community, Rev. Bonds, Series 2011-A, 5.00% 2019	420	424
Municipal Fin. Auth. Rev. Bonds (Retirement Housing Foundation), Series 2017-A, 5.00% 2024	300	344
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 4.00% 2026	305	319
Municipal Fin. Auth., Rev. Bonds (California Lutheran University), Series 2018, 5.00% 2026	300	355
Municipal Fin. Auth., Rev. Bonds (University of La Verne), Series 2017-A, 5.00% 2023	750	846
Municipal Fin. Auth., Rev. Ref. Bonds (Biola University), Series 2013, 5.00% 2022	470	519
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2022	885	984
Municipal Fin. Auth., Rev. Ref. Bonds (Harbor Regional Center Project), Series 2015, 5.00% 2025	500	595
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 4.00% 2020	125	129
Murrieta Valley Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, 5.00% 2023	2,530	2,826
Natomas Unified School Dist., G.O. Bonds, Series 2014, BAM insured, 5.00% 2021	500	538
Northern California Power Agcy., Geothermal Project No. 3 Rev. Bonds, Series 2009-A, 5.50% 2021 (preref. 2019)	1,000	1,006

34	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Northern California Power Agcy., Hydroelectric Project No. 1 Rev. Ref. Bonds, Series 2010-A, 5.00% 2019	$200	$201
Oakland Unified School Dist., G.O. Bonds, 2006 Election, Series 2016-A, 5.00% 2026	1,325	1,583
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, 2016 Election, Series 2016, 5.00% 2025	3,000	3,521
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2022	915	1,009
Ohlone Community College Dist., G.O. Ref. Bonds, Series 2012, 5.00% 2023	550	614
Ohlone Community College Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,000	1,114
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 4.00% 2020	385	399
City of Orange, Community Facs. Dist. No. 91-2 (Serrano Heights Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013, 4.00% 2021	1,485	1,567
County of Orange, Sanitation Dist., Certificate Anticipation Rev. Ref. Bonds, Series 2018-A, 5.00% 2021	5,000	5,411
City of Oxnard, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2024	250	292
City of Oxnard, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2021	750	804
City of Oxnard, Water Rev. Ref. Bonds, Series 2018, BAM insured, 5.00% 2022	700	770
City of Oxnard, Water Rev. Ref. Bonds, Series 2018, BAM insured, 5.00% 2024	450	520
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2026	630	755
Paramount Unified School Dist., G.O. Bonds, 1998 Election, Series 2001-B, Assured Guaranty Municipal insured, 0% 2025	3,000	2,617
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2026	250	308
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2027	200	251
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2028	285	364
Peninsula Corridor Joint Powers Board, Farebox Rev. Bonds, Series 2019-A, 5.00% 2029	400	516
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD No. 2005-1 IA No. 4), Series 2017-B, 3.00% 2021	895	910
City of Perris, Joint Powers Auth., Local Agcy. Rev. Ref. Bonds (CFD No. 2001-1 IA Nos. 4 and 5; CFD No. 2005-1 IA No. 4), Series 2017-B, 4.00% 2022	915	962
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2024	1,000	1,125
Poway Unified School Dist., Community Facs. Dist. No. 6 (4S Ranch), Special Tax Bonds, Series 2012, 5.00% 2020	595	621
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2013, 4.00% 2022	440	476
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2022	850	925
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-B, BAM insured, 5.00% 2022	500	558
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 4.00% 2022	1,000	1,081
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2016-A, 5.00% 2023	835	957
Public Fin. Auth., Electric System Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2023	730	833
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 2020	250	259
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, 5.00% 2021	150	159
Public Fin. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2017, Assured Guaranty Municipal insured, 5.00% 2023	500	568
Public Works Board, Lease Rev. Bonds (Judicial Council of California, Various Judicial Council Projects), Series 2011-D, 5.00% 2022	1,225	1,330
Public Works Board, Lease Rev. Ref. Bonds (Coalinga State Hospital Project), Series 2013-E, 5.00% 2023	3,575	4,047
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2015-A, 5.00% 2023	790	894
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2018-C, 5.00% 2026	1,000	1,222
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Education - Riverside Campus Projects), Series 2017-H, 5.00% 2026	1,780	2,150

Private Client Services Funds	35

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2024	$1,725	$2,023
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-D, 5.00% 2028	5,000	6,077
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2025	3,255	3,891
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2028	1,175	1,455
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-C, 5.00% 2026	4,060	4,895
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2028	300	348
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Rancho Redev. Project Area, Tax Allocation Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	600	699
City of Richmond, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2025	200	230
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2016, BAM insured, 5.00% 2032	240	280
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Ref. Bonds, Series 2014, 5.00% 2022	400	438
City of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 2021	1,000	1,083
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2023	1,075	1,226
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Hemet Project), Series 2014, BAM insured, 5.00% 2023	500	570
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Interstate 215 Corridor Project), Series 2014-E, Assured Guaranty Municipal insured, 5.00% 2021	465	502
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2014-D, Assured Guaranty Municipal insured, 5.00% 2020	405	424
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2014-D, Assured Guaranty Municipal insured, 5.00% 2021	575	620
Riverside Unified School Dist., Fncg. Auth., Rev. Bonds, Series 2012-A, 5.00% 2021	1,280	1,377
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2025	350	409
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2026	400	467
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024	1,000	1,134
City of Sacramento, Housing Auth., Multi Family Housing Rev. Bonds (Imperial Tower Project), Series 2018-C, 2.15% 2021 (put 2020)	5,000	5,016
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	1,000	1,137
City of Sacramento, Regional Transit Dist., Farebox Rev. Bonds, Series 2012, 5.00% 2023	385	402
Sacramento Unified School Dist., G.O. Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.25% 2024	1,300	1,422
San Bernardino Unified School Dist., G.O. Ref. Bonds, Series 2017-D, Assured Guaranty Municipal insured, 4.00% 2021	330	348
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2021	1,150	1,238
San Bernardino Unified School Dist., G.O. Rev. Ref. Bonds, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2022	1,500	1,664
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds (Hillside Views Apartments), Series 2018-G-1, 2.05% 2021 (put 2020)	2,000	2,009
City of San Diego, Limited Obligation Rev. Bonds (Sanford Burnham Prebys Medical Discovery Institute Project), Series 2015-A, 5.00% 2022	200	222

36	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
City of San Diego, Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series 2009-B, 5.00% 2022 (preref. 2019)	$100	$100
County of San Diego, Regional Airport Auth., Airport Rev. Bonds, Series 2013-A, 5.00% 2023	225	257
County of San Diego, Regional Transportation Commission, Limited Sales Tax Rev. Bonds, Series 2014-A, 5.00% 2021	500	535
San Diego Community College Dist., G.O. Rev. Ref. Bonds, Series 2012, 5.00% 2024	1,000	1,114
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2018 Election, Series 2019, 5.00% 2021	4,500	4,832
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2019-D, 5.00% 2025	3,000	3,593
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-C, 5.25% 2019 (escrowed to maturity)	290	293
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Ref. Bonds, Series 2013-A, 5.00% 2020	800	834
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Ref. Bonds, Series 2013-B, 3.25% 2021	500	514
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2022	305	340
City of San Jacinto, Community Facs. Dist. No. 2002-1 (Rancho San Jacinto, Phase 2), Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2021	1,310	1,366
San Joaquin Delta Community College Dist., G.O Bonds, 2004 Election, Series 2018-D, 4.00% 2023	1,000	1,108
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 1997-A, National insured, 0% 2025	285	243
City of San Jose, Redev. Agcy., Housing Set-Aside Tax Allocation Rev. Ref. Bonds (Merged Area Redev. Project), Series 2010-A-1, 5.00% 2022 (preref. 2020)	500	522
San Jose Unified School Dist., G.O. Bonds, 2002 Election, Series 2006-C, National insured, 0% 2025	795	704
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2022	500	557
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2023	375	430
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2024	500	590
San Jose Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2025	400	484
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds (Capital Projects), Series 2009-A, 5.25% 2023	300	308
San Ramon Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2018, 5.00% 2024	1,000	1,184
San Ramon Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2018, 5.00% 2025	850	1,032
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Ref. Bonds, Series 2014-B, 5.00% 2022	310	338
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Ref. Bonds, Series 2014-B, 5.00% 2024	530	598
Santa Margarita Water Dist., Community Facs. Dist. No. 99-1 (Talega), Special Tax Ref. Bonds, Series 2014-B, 5.00% 2025	375	421
City of Santa Rosa, Wastewater Rev. Bonds, Series 2002-B, AMBAC insured, 0% 2021	2,000	1,918
Community of Santaluz, Community Facs. Dist. No. 2, Improvement Area No. 1, Special Tax Ref. Bonds, Series 2011-A, 5.00% 2020	985	1,025
Saugus Union School Dist., G.O. Rev. Ref. Bonds, 2006 Election, Series 2006, FGIC-National insured, 5.25% 2021	600	650
Saugus Union School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2006, National insured, 0% 2024	1,210	1,094
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2025	1,110	1,269
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2014-A, 4.125% 2024	1,540	1,609
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2015-A, 3.625% 2025[2]	1,000	1,030
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 4.00% 2019[2]	225	226
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2024[2]	435	490
School Fin. Auth., School Fac. Rev. Bonds (KIPP LA Projects), Series 2017-A, 5.00% 2026[2]	180	209

Private Client Services Funds	37

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2023	$150	$154
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2024	145	148
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2025	365	371
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2026	150	151
City of Signal Hill, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2021	250	270
City of Signal Hill, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2023	500	570
Solano Community College Dist., G.O. Ref. Bonds, National insured, Series 2005, 0% 2021	2,680	2,579
Southern California Public Power Auth., Rev. Bonds (Mead-Adelanto Project), Series 2012-A, 5.00% 2019	1,000	1,006
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2017-1, 2.00% 2036 (put 2020)	1,000	1,001
Statewide Communities Dev. Auth., Insured Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	1,000	1,017
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-A, 1.90% 2028	2,000	1,990
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2025	750	887
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2015-A, 5.00% 2028	2,085	2,491
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2034	975	1,162
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2021	1,100	1,170
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2023	1,100	1,221
Statewide Communities Dev. Auth., Rev. Bonds (Cottage Health System Obligated Group), Series 2010, 5.00% 2019	1,000	1,016
Statewide Communities Dev. Auth., Rev. Bonds (Henry Mayo Newhall Memorial Hospital), Series 2014, Assured Guaranty Municipal insured, 5.00% 2022	750	830
Statewide Communities Dev. Auth., Rev. Bonds (Jewish Home of San Francisco), Series 2016, 5.00% 2026	575	706
Statewide Communities Dev. Auth., Rev. Bonds (John Muir Health), Series 2009-A, 4.625% 2021 (preref. 2019)	100	101
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2019	600	601
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Episcopal Communities and Services), Series 2012, 5.00% 2024	300	328
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2021	1,650	1,765
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2023	500	552
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Methodist Hospital of Southern California), Series 2018, 5.00% 2024	390	440
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Rady Children’s Hospital), Series 2016-B, 5.00% 2028	860	1,092
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2022	1,000	1,089
Statewide Communities Dev. Auth., Student Housing Rev. Ref. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments, Phase I), Series 2011, 5.00% 2019	1,000	1,001
City of Stockton, Public Fncg. Auth., Wastewater Rev. Ref. Bonds (1998 Wastewater Project and 2003 Wastewater Project), Series 2014, BAM insured, 5.00% 2021	750	808
Stockton Unified School Dist., G.O. Bonds, 2012 Election, Series C, BAM insured, 5.00% 2030	2,145	2,635

38	Private Client Services Funds

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Stockton Unified School Dist., G.O. Bonds, Series 2016, 5.00% 2026	$4,690	$5,633
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2022	400	445
Sweetwater Union High School Dist., G.O. Ref. Bonds, Series 2014, BAM insured, 5.00% 2025	1,715	1,973
Sweetwater Union High School Dist., G.O. Ref. Bonds, Series 2014, BAM insured, 5.00% 2026	6,000	6,877
Sweetwater Union High School Dist., Public Fin. Auth., Rev. Ref. Bonds, Series 2013, BAM insured, 5.00% 2021	2,000	2,143
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	545	641
City of Tustin, Community Facs. Dist. No. 06-1 (Tustin Legacy/Columbus Villages), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2024	860	1,005
Tustin Unified School Dist., Community Facs. Dist. No. 88-1, Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2022	830	923
Twin Rivers Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 5.00% 2024	400	468
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, MBIA insured, 0% 2023	1,500	1,380
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, National insured, 0% 2022	175	165
City of Union City, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-A, 5.00% 2023	375	432
Regents of the University of California, Limited Project Rev. Bonds, Series 2010-E, 5.00% 2020	500	519
Val Verde Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2021	250	263
Val Verde Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2023	600	657
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	1,790	1,851
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 2049	3,200	3,429
Dept. of Veterans Affairs, Home Purchase Rev. Ref. Bonds, Series 2012-A, 2.75% 2020	750	763
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048	6,000	6,404
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2019-CS, 4.00% 2049	3,000	3,249
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, 1.35% 2019	1,125	1,125
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	1,265	1,303
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2024	575	644
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 4.00% 2026	270	312
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 4.00% 2025	400	453
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2022	340	377
Washington Township Health Care Dist., Rev. Bonds, Series 2017-A, 4.00% 2021	490	510
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2021	75	78
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2010-L, 5.00% 2021 (preref. 2020)	125	129
West Contra Costa Unified School Dist., G.O. Rev. Ref. Bonds, 2005 Election, Series 2008-B, 6.00% 2027	3,000	4,000
Western Placer Unified School Dist., G.O. Bonds, 2014 Election, Series 2017-B, BAM insured, 5.00% 2021	490	529
		437,030
Guam 0.46%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-A, 5.00% 2021	350	370
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-A, 5.00% 2022	710	763
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-B, 5.00% 2023	1,100	1,170
		2,303

Private Client Services Funds	39

Capital Group California Core Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Iowa 0.02%
IJOBS Program Special Obligation Bonds, Series 2009-A, 5.00% 2027 (preref. 2019)	$100	$100

Michigan 0.02%
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.25% 2024 (preref. 2019)	100	102

Missouri 0.04%
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	195	203

Nevada 0.85%
Clark County School Dist., Limited Tax G.O. Building Bonds, Series 2018-A, 5.00% 2029	3,540	4,291

Puerto Rico 0.89%
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2019	500	504
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	1,000	1,038
Infrastructure Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2005-C, 5.50% 2020	2,860	2,964
		4,506
South Dakota 0.49%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2018-B, 4.50% 2048	2,275	2,482

Total bonds, notes & other debt instruments (cost: $442,691,000)		451,017

Short-term securities 10.54%
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 2.09% 2035[1]	6,000	6,000
State of California, City of Irvine, Reassessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Series 1999, 2.08% 2024[1]	500	500
State of California, City of Los Angeles, Dept. of Water and Power, Power System Demand Rev. Bonds, Series 2002-A-2, 2.09% 2035[1]	3,890	3,890
State of California, County of Los Angeles, Capital Asset Leasing Corp., IAM Commercial Paper, Series 2019-B, 1.50% 5/9/2019	4,000	4,000
State of California, County of Los Angeles, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 6/28/2019	4,000	4,014
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-1, 2.09% 2037[1]	4,235	4,235
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-2, 2.09% 2037[1]	6,000	6,000
State of California, Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2005, 2.09% 2025[1]	3,000	3,000
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-B, 1.95% 2024 (put 2019)[2,3]	1,250	1,250
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 6/28/2019	3,750	3,765
State of California, City of Sacramento, Municipal Utility Dist., IAM Commercial Paper, Series 2019, 1.90% 6/5/2019	3,500	3,500
State of California, University of California, IAM Commercial Paper, Series 2019-A, 1.53% 5/8/2019	3,500	3,500
State of California, University of California, IAM Commercial Paper, Series 2019-A, 1.73% 5/22/2019	2,000	2,000

40	Private Client Services Funds

Capital Group California Core Municipal Fund

Short-term securities	Principal amount (000)	Value (000)
State of California, University of California, IAM Commercial Paper, Series 2019-A, 1.80% 7/29/2019	$600	$600
State of California, County of Ventura, Tax and Rev. Anticipation Notes, Series 2018, 2.50% 7/1/2019	5,000	5,009
State of California, Dept. of Water Resources, Water Rev. IAM Commercial Paper, Series 2019-2, 1.90% 6/13/2019	2,000	2,000

Total short-term securities (cost: $53,263,000)		53,263
Total investment securities 99.77% (cost: $495,954,000)		504,280
Other assets less liabilities 0.23%		1,158

Net assets 100.00%		$505,438

Private Client Services Funds	41

Capital Group California Core Municipal Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[4] (000)	Value at 4/30/2019[5] (000)	Unrealized appreciation (depreciation) at 4/30/2019 (000)
2 Year U.S. Treasury Note Futures	Long	480	July 2019	$96,000	$102,243	$105
10 Year Ultra U.S. Treasury Note Futures	Short	159	June 2019	(15,900)	(20,953)	(90)
						$15

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $3,205,000, which represented .63% of the net assets of the fund.
[3]	For short-term securities, the mandatory put date is considered to be the maturity date.
[4]	Notional amount is calculated based on the number of contracts and notional contract size.
[5]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

42	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Investment portfolio April 30, 2019	unaudited

Bonds, notes & other debt instruments 93.75%	Principal amount (000)	Value (000)
California 93.30%
City of Alhambra, Insured Rev. Ref. Bonds (Atherton Baptist Homes Project), Series 2016, 5.00% 2023	$450	$495
Alvord Unified School Dist., G.O. Rev. Ref. Bonds, Series 2018, Assured Guaranty Municipal insured, 5.00% 2022	500	555
City of Anaheim, Housing and Public Improvements Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	500	617
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Windemere Ranch Infrastructure Fncg. Program), Series 2014-A, 4.00% 2019	515	519
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Sharp HealthCare), Series 2012-A, 5.00% 2023	1,640	1,789
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2001-A, (SIFMA Municipal Swap Index + 1.25%) 3.55% 2036 (put 2027)[1]	1,000	1,044
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2006-C-1, (SIFMA Municipal Swap Index + 0.90%) 3.20% 2045 (put 2023)[1]	575	583
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-G, (SIFMA Municipal Swap Index + 0.60%) 2.90% 2034 (put 2020)[1]	250	250
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2014-H, (SIFMA Municipal Swap Index + 0.70%) 3.00% 2034 (put 2021)[1]	250	251
City of Beaumont, Wastewater Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2022	225	251
City of Brea, Successor Agcy. to the Redev. Agcy. (Redev. Project AB), Tax Allocation Rev. Ref. Bonds, Series 2013, 5.00% 2019	700	706
City of Burbank, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015, BAM insured, 5.00% 2022	500	563
Trustees of the California State University, Systemwide Rev. Bonds, Series 2016-B-3, 4.00% 2051 (put 2023)	1,550	1,691
City of Chino, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 4.00% 2021	655	688
Compton Unified School Dist., G.O. Rev. Ref. Bonds, 2002 Election, Series 2006-D, AMBAC insured, 0% 2021	1,000	962
County of Contra Costa, Transportation Auth., Sales Tax Rev. Ref. Bonds, Series 2018-A, (1-month USD-LIBOR x 0.70 + 0.25%) 2.001% 2034 (put 2021)[1]	2,000	2,001
City of Emeryville, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2019	950	961
City of Fillmore, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015, BAM insured, 4.00% 2019	400	401
Fowler Unified School Dist., G.O. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 4.00% 2024	745	832
Fresno Joint Powers Fin. Auth., Rev. Ref. Bonds (Master Lease Projects), Series 2017-A, 5.00% 2020	1,000	1,029
Fresno Joint Powers Fin. Auth., Rev. Ref. Bonds (Master Lease Projects), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2022	1,350	1,478
G.O. Bonds, Series 2013, (SIFMA Municipal Swap Index + 0.38%) 2.68% 2027 (put 2027)[1]	1,600	1,602
G.O. Bonds, Series 2013-E, (1-month USD-LIBOR + 0.43%) 2.73% 2029 (put 2023)[1]	500	502
G.O. Bonds, Series 2017, 4.00% 2021	490	519
G.O. Bonds, Series 2019, 5.00% 2023	770	882
G.O. Rev. Ref. Bonds, Series 2015, 5.00% 2022	805	892
G.O. Rev. Ref. Bonds, Series 2017, 5.00% 2029	1,000	1,240
City of Glendale, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Central Glendale Redev. Project), Series 2013, Assured Guaranty Municipal insured, 4.00% 2019	600	609
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2005-A, 5.00% 2019	1,000	1,003
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2013-A, 5.00% 2019	825	827
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2015-A, 5.00% 2021	500	534
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017-A-1, 5.00% 2020	1,360	1,407

Private Client Services Funds	43

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2017A-1, 5.00% 2022	$1,500	$1,635
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A, 5.00% 2022	1,000	1,099
Hacienda La Puente Unified School Dist., Certs. of Part. (Los Angeles County Schools Pooled Fncg. Program), Series 2005-C, Assured Guaranty Municipal insured, 5.00% 2021	500	535
Hacienda La Puente Unified School Dist., Facs. Fncg. Auth., G.O. Rev. Bonds, Series 2007, Assured Guaranty Municipal insured, 5.00% 2021	590	637
City of Hawthorne, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2021	300	325
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2019	200	203
Health Facs. Fncg. Auth., Insured Rev. Ref. Bonds (Marshall Medical Center), Series 2015, 5.00% 2020	150	156
Health Facs. Fncg. Auth., Rev. Bonds (Adventist Health System/West), Series 2013-A, 5.00% 2024	450	505
Health Facs. Fncg. Auth., Rev. Bonds (Catholic Healthcare West), Series 2009-A, 6.00% 2029 (preref. 2019)	1,000	1,007
Health Facs. Fncg. Auth., Rev. Bonds (City of Hope), Series 2012-A, 5.00% 2019	300	305
Health Facs. Fncg. Auth., Rev. Bonds (El Camino Hospital), Series 2017, 5.00% 2025	400	479
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-A, 5.00% 2022	300	336
Health Facs. Fncg. Auth., Rev. Bonds (Providence St. Joseph Health), Series 2016-B-1, 1.25% 2036 (put 2020)	1,210	1,201
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2022	200	224
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-A, 5.00% 2026	275	332
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2016-C, 1.00% 2053 (put 2019)	510	509
Health Facs. Fncg. Auth., Rev. Bonds (Sutter Health), Series 2018-A, 5.00% 2023	1,000	1,153
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Adventist Health System/West), Series 2016-A, 4.00% 2022	330	352
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Catholic Healthcare West), Series 2011-A, 5.00% 2020	695	714
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-C, 5.00% 2034 (put 2022)	1,000	1,110
Health Facs. Fncg. Auth., Rev. Ref. Bonds (St. Joseph Health System), Series 2009-D, 1.70% 2033 (put 2022)	650	650
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2021	500	546
Health Facs. Fncg. Auth., Rev. Ref. Bonds (Stanford Health Care), Series 2017-A, 5.00% 2022	500	563
Hemet Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 4.00% 2024	500	561
Housing Fin. Agcy., Limited Obligation, Multi Family Housing Rev. Bonds III (Hookston Senior Apartments), Series 2018-A, 2.375% 2020	1,000	1,004
Housing Fin. Agcy., Limited Obligation, Multi Family Housing Rev. Bonds (Breezewood Village Apartments), Series 2019-E, FHA insured, 2.05% 2022 (put 2021)	1,000	1,002
Huntington Beach Union High School Dist., Certs. of Part., Series 2016, BAM insured, 5.00% 2021	750	810
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2021	395	424
Infrastructure and Econ. Dev. Bank, Rev. Bonds (Stanford Consortium Project), Series 2016-A, 5.00% 2022	265	293
City of Irvine, Reassessment Dist. No. 15-1, Limited Obligation Improvement Bonds, Series 2015, 4.00% 2019	300	303
City of Irvine, Reassessment Dist. No. 15-1, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2021	500	540
County of Kern, Water Agcy., Water Rev. Ref. Bonds (Improvement Dist. No. 4), Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2020	700	719

44	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Kern High School Dist., G.O. Bonds, 2016 Election, Series 2017-A, 4.00% 2021	$1,500	$1,587
Kings Canyon Joint Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	470	521
Lammersville Joint Unified School Dist., Community Facs. Dist. No. 2002, Special Tax Bonds, Series 2017, 4.00% 2021	525	549
Long Beach Community College Dist., G.O. Bonds, 2016 Election, Series 2016-B, 4.00% 2019	300	302
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2009-A, 5.00% 2021	400	401
City of Los Angeles, Dept. of Airports, Los Angeles International Airport, Rev. Bonds, Series 2015-C, 5.00% 2021	400	430
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2014-B, 5.00% 2023	825	943
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2016-A, 5.00% 2023	1,000	1,144
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-B, 5.00% 2022	1,000	1,093
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2018-D, 5.00% 2023	1,000	1,144
City of Los Angeles, Dept. of Water and Power, Power System Rev. Bonds, Series 2019-B, 5.00% 2023	1,000	1,143
City of Los Angeles, Multi Family Housing Rev. Bonds (Jordan Downs Phase 1B Apartments), Series 2018-A-2, 2.08% 2022 (put 2021)	1,000	1,005
County of Los Angeles, Redev. Ref. Auth., Tax Allocation Rev. Ref. Bonds (Bunker Hill Project), Series 2014-C, Assured Guaranty Municipal insured, 5.00% 2019	700	714
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2014-C, 5.00% 2022	2,000	2,206
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015-A, 5.00% 2023	685	777
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2025	1,000	1,188
Los Angeles Unified School Dist., G.O. Rev. Ref. Bonds, Series 2017-A, 5.00% 2026	1,000	1,212
M-S-R Public Power Agcy., Rev. Bonds (San Juan Project), Series 2018-R, 4.00% 2020	1,000	1,030
Mammoth Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 1998 Election, Series 2000, AMBAC insured, 0% 2023	1,000	918
Menifee Union School Dist., Public Fncg. Auth., Special Tax Rev. Bonds, Series 2016-A, BAM insured, 4.00% 2022	250	266
City of Merced, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2015-A, Assured Guaranty Municipal insured, 4.00% 2019	600	607
Merced School Dist., G.O. Bonds, 2003 Election, Series 2005, MBIA insured, 0% 2023	1,065	985
City of Modesto, Irrigation Dist., Electric System Rev. Ref. Bonds, Series 2016, 5.00% 2022	250	280
Mountain View-Los Altos Union High School Dist., G.O. Bonds, Series 1997-C, MBIA insured, 0% 2022	460	438
Murrieta Valley Unified School Dist., G.O. Bonds, Series 1998-A, FGIC-National insured, 0% 2020	1,080	1,055
New Haven Unified School Dist., G.O. Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 0% 2023	965	889
Oakland Unified School Dist., G.O. Bonds, 2012 Election, Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2021	1,100	1,182
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2015, Assured Guaranty Municipal insured, 5.00% 2021	385	416
Oakland Unified School Dist., G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2022	575	634
City of Orange, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds (Orange Merged and Amended Redev. Project Area), Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2019	200	202
County of Orange, Sanitation Dist., Certificate Anticipation Rev. Ref. Bonds, Series 2018-A, 5.00% 2021	1,500	1,623
City of Oxnard, Fncg. Auth., Wastewater Rev. Ref. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2021	350	375
City of Oxnard, Water Rev. Ref. Bonds, Series 2018, BAM insured, 5.00% 2021	300	320
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016-A, 4.00% 2020	1,235	1,274
Public Works Board, Lease Rev. Bonds (Dept. of Corrections and Rehabilitation), Series 2011-C, 5.00% 2021	720	778
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2014-E, 5.00% 2022	500	554

Private Client Services Funds	45

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2015-A, 5.00% 2023	$1,860	$2,105
Public Works Board, Lease Rev. Ref. Bonds (Dept. of Corrections, Various State Prisons), Series 2018-C, 5.00% 2025	500	599
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2014-H, 5.00% 2020	1,000	1,053
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2021	1,000	1,083
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2016-C, 5.00% 2026	2,380	2,907
Public Works Board, Lease Rev. Ref. Bonds (Various Capital Projects), Series 2017-B, 5.00% 2025	400	478
City of Rancho Cucamonga, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds (Rancho Redev. Project Area), Series 2014, Assured Guaranty Municipal insured, 5.00% 2019	630	637
City of Rancho Mirage, Successor Agcy. to the Redev. Agcy., Tax Allocation Housing Ref. Bonds, Series 2013-A, 5.00% 2021	1,000	1,069
City of Rancho Santa Fe, Community Services Dist., Rev. Bonds, Series 2016-A, BAM insured, 3.00% 2019	505	507
Ravenswood School Dist., G.O. Bonds, 2016 Election, Series 2016, 5.00% 2023	445	506
City of Redding, Electric System Rev. Ref. Bonds, Series 2017, 5.00% 2021	800	859
City of Redding, Electric System Rev. Ref. Bonds, Series 2018, 5.00% 2022	725	804
City of Richmond, Successor Agcy. to the Redev. Agcy., Rev. Ref. Bonds, Series 2014-A, BAM insured, 5.00% 2019	525	531
City of Riverside, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-A, 5.00% 2019	850	860
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2014-D, Assured Guaranty Municipal insured, 5.00% 2019	275	279
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Bonds (Project Area No. 1, Desert Communities and Interstate 215 Corridor Projects), Series 2015-A, 5.00% 2019	110	112
County of Riverside, Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds (Interstate 215 Corridor Project), Series 2014-E, Assured Guaranty Municipal insured, 5.00% 2019	100	101
Riverside Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, BAM insured, 5.00% 2021	285	307
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2021	450	474
City of Roseville, Fin. Auth., Special Tax Rev. Ref. Bonds, Series 2016, 4.00% 2022	620	667
City of Sacramento, Housing Auth., Multi Family Housing Rev. Bonds (Imperial Tower Project), Series 2018-C, 2.15% 2021 (put 2020)	2,000	2,007
City of Sacramento, Municipal Utility Dist., Electric Rev. Bonds, Series 1997-K, AMBAC insured, 5.25% 2024	150	170
County of Sacramento, Airport System Rev. Ref. Bonds, Series 2018-B, 5.00% 2021	1,000	1,076
Sacramento Unified School Dist., Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2024	500	572
City of San Diego, Housing Auth., Multi Family Housing Rev. Bonds (Hillside Views Apartments), Series 2018-G-1, 2.05% 2021 (put 2020)	1,000	1,004
City of San Diego, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016-A, 5.00% 2021	365	395
San Diego Unified School Dist., G.O. Bonds, 2008 Election, Series 2017-K-1, 5.00% 2019	500	503
San Diego Unified School Dist., G.O. Dedicated Unlimited Ad Valorem Property Tax Bonds, 2018 Election, Series 2019, 5.00% 2021	1,500	1,611
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-D, 5.00% 2024	1,500	1,753
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Ref. Bonds, Series 2009-D, 4.00% 2023	400	440
City and County of San Francisco, Public Utilities Commission, Wastewater Rev. Green Bonds, Series 2018-C, 2.125% 2048 (put 2023)	1,000	1,012
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2020	500	523
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Special Tax Rev. Ref. Bonds (San Francisco Redev. Projects), Series 2014-C, 5.00% 2022	250	279

46	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
San Leandro Unified School Dist., G.O. Bonds, Series 2017-A, BAM insured, 5.00% 2020	$700	$731
City of San Ramon, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2015-A, BAM insured, 5.00% 2021	340	360
San Ramon Valley Unified School Dist., G.O. Bonds, 2012 Election, Series 2018, 5.00% 2023	800	920
Santa Rosa High School Dist., G.O. Bonds, 2014 Election, Series 2018-C, Assured Guaranty Municipal insured, 4.00% 2020	750	775
Southern California Public Power Auth., Rev. Bonds (Mead-Adelanto Project), Series 2012-A, 5.00% 2019	600	604
Southern California Public Power Auth., Rev. Ref. Bonds (Magnolia Power Project A), Series 2017-1, 2.00% 2036 (put 2020)	925	926
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-A, 3.00% 2021	200	207
Southwestern Community College Dist., G.O. Rev. Ref. Bonds (2019 Crossover), Series 2016-B, 4.00% 2022	310	335
State Public Works Board, Lease Rev. Ref. Bonds, Series 2015-F, 5.00% 2022	1,000	1,098
Statewide Communities Dev. Auth., Insured Rev. Bonds (Redwoods, a Community of Seniors), Series 2013, 4.00% 2019	160	162
Statewide Communities Dev. Auth., Insured Rev. Bonds (Viamonte Senior Living 1 Project), Series 2018-B, 3.00% 2025	500	509
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2006-A, 1.90% 2028	500	498
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System), Series 2018, 5.00% 2022	150	164
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System), Series 2018-A, 5.00% 2024	200	231
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System), Series 2018-A, 5.00% 2025	415	491
Statewide Communities Dev. Auth., Rev. Bonds (Adventist Health System/West), Series 2018-A, 5.00% 2023	135	152
Statewide Communities Dev. Auth., Rev. Bonds (Buck Institute for Research on Aging), Series 2014, Assured Guaranty Municipal insured, 5.00% 2019	380	387
Statewide Communities Dev. Auth., Rev. Bonds (Huntington Memorial Hospital), Series 2018, 5.00% 2022	700	770
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 5.25% 2024 (preref. 2020)	890	933
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Huntington Memorial Hospital), Series 2014-B, 5.00% 2020	1,225	1,272
City of Stockton, Public Fncg. Auth., Water Rev. Ref. Green Bonds, Series 2018-A, BAM insured, 5.00% 2022	1,210	1,340
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2019	675	685
City of Suisun, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2014-B, BAM insured, 5.00% 2021	500	540
Sweetwater Union High School Dist., G.O. Rev. Ref. Bonds, Series 2014, BAM insured, 5.00% 2021	380	406
Sweetwater Union High School Dist., Public Fin. Auth., Rev. Ref. Bonds, Series 2013, BAM insured, 5.00% 2021	1,000	1,071
Temecula Valley Unified School Dist., Fncg. Auth., Special Tax Rev. Bonds, Series 2015, BAM insured, 5.00% 2021	515	555
City of Tracy, Successor Agcy. to the Community Dev. Agcy., Tax Allocation Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2022	450	498
Ukiah Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2005 Election, Series 2006, MBIA insured, 0% 2023	440	405
City of Union City, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-A, 5.00% 2021	235	255
Regents of the University of California, G.O. Rev. Bonds, Series 2016-AT, 1.40% 2046 (put 2021)	2,505	2,488
Regents of the University of California, G.O. Rev. Bonds, Series 2018-AZ, 5.00% 2020	200	208
Regents of the University of California, G.O. Rev. Bonds, Series 2018-AZ, 5.00% 2021	300	322
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2016-B, 3.50% 2045	780	807
Dept. of Veterans Affairs, Home Purchase Rev. Bonds, Series 2019-A, 4.00% 2049	1,500	1,607

Private Client Services Funds	47

Capital Group California Short-Term Municipal Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
California (continued)
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2017-CQ, 4.00% 2047	$975	$1,031
Dept. of Veterans Affairs, Veterans G.O. Bonds, Series 2018-CR, 4.00% 2048	1,500	1,601
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2015-CM, 1.35% 2019	775	775
Dept. of Veterans Affairs, Veterans G.O. Rev. Ref. Bonds, Series 2016-CN, 3.50% 2045	1,260	1,298
Victor Valley Union High School Dist., G.O. Rev. Ref. Bonds, Series 2016-B, Assured Guaranty Municipal insured, 3.00% 2021	200	206
City of Vista, Successor Agcy. to the Redev. Agcy., Tax Allocation Rev. Ref. Redev. Bonds, Series 2015-B-1, Assured Guaranty Municipal insured, 5.00% 2021	265	285
Dept. of Water Resources, Power Supply Rev. Ref. Bonds, Series 2015-O, 5.00% 2022	425	470
Dept. of Water Resources, Water System Rev. Bonds (Central Valley Project), Series AS, 5.00% 2021	445	486
City of West Sacramento, Successor Agcy. to the Redev. Agcy. (West Sacramento Redev. Project), Tax Allocation Rev. Ref. Bonds, Series 2016, 4.00% 2019	755	761
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2020	180	187
City of Westminster, Successor Agcy. to the Redev. Agcy., Commercial Redev. Project No. 1, Tax Allocation Rev. Ref. Bonds, Series 2016-B, BAM insured, 4.00% 2022	120	129
		135,324

Guam 0.45%
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2016, 5.00% 2021	300	316
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2016, 5.00% 2024	300	337
		653

Total bonds, notes & other debt instruments (cost: $135,116,000)		135,977

Short-term securities 7.17%
State of California, Fin. Auth., Recovery Zone Fac. Bonds (Chevron U.S.A. Inc. Project), Series 2010-A, 2.09% 2035[1]	6,850	6,850
State of California, City of Irvine, Reassessment Dist. No. 87-8, Limited Obligation Improvement Bonds, Series 1999, 2.08% 2024[1]	500	500
State of California, Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series 2016-B-1, 2.09% 2037[1]	1,800	1,800
State of California, Municipal Fin. Auth., Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 2005, 2.09% 2025[1]	250	250
State of California, County of Riverside, Tax and Rev. Anticipation Notes, Series 2018, 4.00% 6/28/2019	1,000	1,004

Total short-term securities (cost: $10,404,000)		10,404
Total investment securities 100.92% (cost: $145,520,000)		146,381
Other assets less liabilities (0.92%)		(1,339)

Net assets 100.00%		$145,042

48	Private Client Services Funds

Capital Group California Short-Term Municipal Fund

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[2] (000)	Value at 4/30/2019[3] (000)	Unrealized appreciation (depreciation) at 4/30/2019 (000)
2 Year U.S. Treasury Note Futures	Long	130	July 2019	$26,000	$27,691	$27
5 Year U.S. Treasury Note Futures	Short	100	July 2019	(10,000)	(11,564)	(2)
						$25

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Notional amount is calculated based on the number of contracts and notional contract size.
[3]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Agcy. = Agency

AMT = Alternative Minimum Tax

Auth. = Authority

Certs. of Part. = Certificates of Participation

Dept. = Department

Dev. = Development

Dist. = District

Econ. = Economic

Fac. = Facility

Facs. = Facilities

Fin. = Finance

Fncg. = Financing

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

LOC = Letter of Credit

Preref. = Prerefunded

Redev. = Redevelopment

Ref. = Refunding

Rev. = Revenue

SIFMA = Securities Industry and Financial Markets Association

USD/$ = U.S. dollars

Private Client Services Funds	49

Capital Group Core Bond Fund
Investment portfolio April 30, 2019	unaudited

Bonds, notes & other debt instruments 96.98%	Principal amount (000)	Value (000)
U.S. Treasury bonds & notes 58.47%
U.S. Treasury 51.49%
U.S. Treasury 1.00% 2019	$500	$497
U.S. Treasury 1.50% 2019	1,000	995
U.S. Treasury 1.625% 2019	1,000	998
U.S. Treasury 1.625% 2019	500	497
U.S. Treasury 1.375% 2020	5,000	4,964
U.S. Treasury 1.375% 2020	1,250	1,234
U.S. Treasury 1.375% 2020	1,000	989
U.S. Treasury 1.50% 2020	1,809	1,794
U.S. Treasury 1.625% 2020	2,500	2,473
U.S. Treasury 2.00% 2020	4,185	4,165
U.S. Treasury 1.125% 2021	3,010	2,939
U.S. Treasury 1.25% 2021	2,500	2,440
U.S. Treasury 1.25% 2021	1,500	1,472
U.S. Treasury 1.375% 2021	3,420	3,359
U.S. Treasury 1.375% 2021	3,215	3,159
U.S. Treasury 1.75% 2021	7,000	6,914
U.S. Treasury 1.875% 2021	500	495
U.S. Treasury 2.00% 2021	3,770	3,751
U.S. Treasury 2.125% 2021	1,000	997
U.S. Treasury 3.125% 2021	2,000	2,034
U.S. Treasury 1.50% 2022	1,750	1,716
U.S. Treasury 1.75% 2022	9,500	9,362
U.S. Treasury 1.75% 2022	3,890	3,834
U.S. Treasury 1.75% 2022	2,000	1,973
U.S. Treasury 1.875% 2022	5,336	5,284
U.S. Treasury 1.875% 2022	4,170	4,118
U.S. Treasury 1.875% 2022	3,745	3,705
U.S. Treasury 1.875% 2022	2,005	1,982
U.S. Treasury 2.125% 2022	3,000	2,990
U.S. Treasury 1.25% 2023	1,000	959
U.S. Treasury 1.375% 2023	1,275	1,230
U.S. Treasury 1.375% 2023	1,000	963
U.S. Treasury 1.625% 2023	4,000	3,901
U.S. Treasury 1.75% 2023	1,000	980
U.S. Treasury 2.00% 2023	2,000	1,982
U.S. Treasury 2.125% 2023	3,415	3,393
U.S. Treasury 2.25% 2023	500	499
U.S. Treasury 2.50% 2023	1,050	1,060
U.S. Treasury 2.75% 2023	13,542	13,794
U.S. Treasury 2.75% 2023	2,250	2,296
U.S. Treasury 2.00% 2024	3,288	3,241
U.S. Treasury 2.00% 2024	2,480	2,446
U.S. Treasury 2.125% 2024	8,000	7,926
U.S. Treasury 2.125% 2024[1]	5,000	4,964
U.S. Treasury 2.25% 2024	57,203	57,127
U.S. Treasury 2.25% 2024	6,015	5,996
U.S. Treasury 2.25% 2024	1,820	1,817
U.S. Treasury 2.75% 2024	5,000	5,106
U.S. Treasury 2.00% 2025	2,000	1,964
U.S. Treasury 2.00% 2025	2,000	1,957
U.S. Treasury 2.625% 2025	6,600	6,698
U.S. Treasury 2.75% 2025[1]	10,000	10,226
U.S. Treasury 7.625% 2025	750	963
U.S. Treasury 1.625% 2026	3,000	2,857
U.S. Treasury 2.25% 2027	8,420	8,310
U.S. Treasury 2.25% 2027	2,200	2,166
U.S. Treasury 2.625% 2029	6,911	6,983
		242,934

50	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
U.S. Treasury inflation-protected securities 6.98%
U.S. Treasury Inflation-Protected Security 0.125% 2020[2]	$1,748	$1,740
U.S. Treasury Inflation-Protected Security 0.125% 2021[2]	6,638	6,588
U.S. Treasury Inflation-Protected Security 0.125% 2022[2]	5,456	5,405
U.S. Treasury Inflation-Protected Security 0.375% 2023[2]	543	545
U.S. Treasury Inflation-Protected Security 0.25% 2025[2]	3,569	3,532
U.S. Treasury Inflation-Protected Security 2.00% 2026[2]	637	701
U.S. Treasury Inflation-Protected Security 0.75% 2028[1,2]	5,034	5,142
U.S. Treasury Inflation-Protected Security 0.875% 2029[2]	8,998	9,273
		32,926

Total U.S. Treasury bonds & notes		275,860

Corporate bonds & notes 21.10%
Financials 4.29%
ACE INA Holdings Inc. 2.30% 2020	285	284
ACE INA Holdings Inc. 2.875% 2022	150	151
ACE INA Holdings Inc. 3.35% 2026	45	46
ACE INA Holdings Inc. 4.35% 2045	50	55
Allstate Corp. 3.28% 2026	175	178
American Express Co. 2.20% 2020	750	745
American International Group, Inc. 2.30% 2019	190	190
Bank of America Corp. 2.625% 2020	735	736
Bank of America Corp. 3.55% 2024 (3-month USD-LIBOR + 0.78% on 3/5/2023)[3]	931	946
Bank of America Corp. 3.419% 2028 (3-month USD-LIBOR + 1.04% on 12/20/2027)[3]	458	450
Bank of America Corp. 4.271% 2029 (3-month USD-LIBOR + 1.31% on 7/23/2028)[3]	945	986
BB&T Corp. 2.625% 2020	385	385
Citigroup Inc. 2.35% 2021	1,005	996
Citigroup Inc. 4.45% 2027	400	415
Credit Suisse Group AG 3.80% 2023	500	511
Goldman Sachs Group, Inc. 2.55% 2019	561	561
Goldman Sachs Group, Inc. 3.272% 2025 (3-month USD-LIBOR + 1.201% on 9/29/2024)[3]	1,385	1,370
Goldman Sachs Group, Inc. 3.814% 2029 (3-month USD-LIBOR + 1.158% on 4/23/2028)[3]	500	497
Goldman Sachs Group, Inc. 4.223% 2029 (3-month USD-LIBOR + 1.301% on 5/1/2028)[3]	220	225
Goldman Sachs Group, Inc. 4.75% 2045	175	187
HSBC Holdings PLC 2.65% 2022	660	656
JPMorgan Chase & Co. 3.20% 2023	125	126
JPMorgan Chase & Co. 3.559% 2024 (3-month USD-LIBOR + 0.73% on 4/23/2023)[3]	325	330
JPMorgan Chase & Co. 3.509% 2029 (3-month USD-LIBOR + 0.945% on 1/23/2028)[3]	500	496
JPMorgan Chase & Co. 4.203% 2029 (3-month USD-LIBOR + 1.26% on 7/23/2028)[3]	679	709
Lloyds Banking Group PLC 4.375% 2028	200	207
Marsh & McLennan Companies, Inc. 3.50% 2020	385	390
Marsh & McLennan Companies, Inc. 3.875% 2024	495	515
Morgan Stanley 2.50% 2021	500	497
New York Life Global Funding 1.70% 2021[4]	750	734
PNC Bank 1.45% 2019	690	688
PNC Bank 2.55% 2021	350	349
Rabobank Nederland 2.75% 2022	400	400
UniCredit SpA 3.75% 2022[4]	500	500
US Bancorp 3.05% 2020	900	905
US Bancorp 3.104% 2021 (3-month USD-LIBOR + 0.29% on 5/21/2020)[3]	1,000	1,004
US Bancorp 3.40% 2023	500	512
Wells Fargo & Co. 2.10% 2021	500	493
Wells Fargo & Co. 2.625% 2022	805	799
		20,224

Private Client Services Funds	51

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Health care 3.43%
Abbott Laboratories 2.90% 2021	$190	$191
Abbott Laboratories 3.40% 2023	98	100
Abbott Laboratories 3.75% 2026	292	304
AbbVie Inc. 2.50% 2020	1,060	1,057
AbbVie Inc. 2.30% 2021	340	337
AbbVie Inc. 3.20% 2022	415	419
Aetna Inc. 2.80% 2023	55	54
Allergan PLC 3.00% 2020	485	485
Allergan PLC 3.45% 2022	490	493
Amgen Inc. 1.85% 2021	140	137
AstraZeneca PLC 3.375% 2025	445	450
AstraZeneca PLC 4.00% 2029	296	310
Bayer US Finance II LLC 3.875% 2023[4]	400	404
Becton, Dickinson and Co. 3.734% 2024	61	62
Boston Scientific Corp. 3.45% 2024	675	687
Boston Scientific Corp. 3.75% 2026	530	542
Cigna Corp. 3.40% 2021[4]	255	258
Cigna Corp. 3.75% 2023[4]	275	280
Cigna Corp. 4.375% 2028[4]	250	258
CVS Health Corp. 4.30% 2028	995	1,003
GlaxoSmithKline PLC 2.875% 2022	1,370	1,375
GlaxoSmithKline PLC 3.375% 2023	750	767
GlaxoSmithKline PLC 3.00% 2024	910	915
Johnson & Johnson 2.45% 2026	532	519
Johnson & Johnson 2.95% 2027	455	456
Johnson & Johnson 2.90% 2028	314	312
Pfizer Inc. 2.80% 2022	615	620
Pfizer Inc. 2.95% 2024	485	491
Shire PLC 1.90% 2019	350	349
Shire PLC 2.40% 2021	195	193
Shire PLC 2.875% 2023	120	118
Shire PLC 3.20% 2026	300	292
Teva Pharmaceutical Finance Co. BV 1.70% 2019	165	165
Teva Pharmaceutical Finance Co. BV 2.80% 2023	60	55
Teva Pharmaceutical Finance Co. BV 3.15% 2026	60	50
UnitedHealth Group Inc. 3.35% 2022	380	387
UnitedHealth Group Inc. 3.75% 2025	460	479
WellPoint, Inc. 4.35% 2020	300	306
Zimmer Holdings, Inc. 3.15% 2022	485	487
		16,167

Consumer staples 2.44%
Altria Group, Inc. 2.85% 2022	250	249
Altria Group, Inc. 2.95% 2023	200	199
Altria Group, Inc. 4.40% 2026	225	233
Altria Group, Inc. 4.80% 2029	750	778
Anheuser-Busch InBev NV 4.15% 2025	391	409
Anheuser-Busch InBev NV 4.90% 2031	100	108
Constellation Brands, Inc. 3.20% 2023	386	388
Costco Wholesale Corp. 2.30% 2022	285	283
Costco Wholesale Corp. 2.75% 2024	285	286
General Mills, Inc. (3-month USD-LIBOR + 0.54%) 3.141% 2021[5]	960	962
General Mills, Inc. 3.20% 2021	285	287
Keurig Dr Pepper Inc. 4.057% 2023[4]	900	928
Molson Coors Brewing Co. 1.45% 2019	80	80
Molson Coors Brewing Co. 2.10% 2021	55	54
Molson Coors Brewing Co. 3.00% 2026	245	235
Philip Morris International Inc. 1.875% 2021	165	163
Reynolds American Inc. 4.00% 2022	70	72
Reynolds American Inc. 4.45% 2025	2,445	2,524

52	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Reynolds American Inc. 5.70% 2035	$30	$32
Wal-Mart Stores, Inc. 3.125% 2021	449	455
Wal-Mart Stores, Inc. 2.35% 2022	715	710
Wal-Mart Stores, Inc. 3.40% 2023	335	345
Wal-Mart Stores, Inc. 2.85% 2024	1,395	1,402
Wal-Mart Stores, Inc. 3.70% 2028	339	355
		11,537

Industrials 2.40%
3M Co. 2.75% 2022	1,360	1,368
3M Co. 3.25% 2024	1,325	1,363
3M Co. 2.25% 2026	230	221
Airbus Group SE 2.70% 2023[4]	85	85
Avolon Holdings Funding Ltd. 3.625% 2022[4]	587	589
Avolon Holdings Funding Ltd. 3.95% 2024[4]	526	524
Avolon Holdings Funding Ltd. 4.375% 2026[4]	795	791
Boeing Co. 2.70% 2022	325	324
Boeing Co. 2.80% 2024	660	659
Boeing Co. 3.10% 2026	525	524
General Electric Co. 2.70% 2022	300	296
Lockheed Martin Corp. 3.10% 2023	95	96
Lockheed Martin Corp. 3.55% 2026	95	98
Northrop Grumman Corp. 2.55% 2022	425	421
Republic Services, Inc. 5.00% 2020	350	356
Rockwell Collins, Inc. 2.80% 2022	375	374
Rockwell Collins, Inc. 3.20% 2024	275	275
Union Pacific Corp. 3.50% 2023	360	370
Union Pacific Corp. 3.15% 2024	1,002	1,014
Union Pacific Corp. 3.75% 2025	230	239
United Technologies Corp. 3.65% 2023	785	805
Vinci SA 3.75% 2029[4]	200	203
Waste Management, Inc. 4.60% 2021	300	309
		11,304

Consumer discretionary 1.73%
Amazon.com, Inc. 2.40% 2023	500	495
Amazon.com, Inc. 2.80% 2024	500	501
American Honda Finance Corp. 2.65% 2021	645	645
American Honda Finance Corp. 2.30% 2026	80	75
American Honda Finance Corp. 3.50% 2028	325	333
Bayerische Motoren Werke AG 1.45% 2019[4]	340	338
DaimlerChrysler North America Holding Corp. 3.30% 2025[4]	250	250
Ford Motor Credit Co. 3.157% 2020	550	550
Ford Motor Credit Co. 3.219% 2022	205	203
General Motors Co. 4.00% 2025	145	146
General Motors Co. 4.35% 2025	200	204
General Motors Financial Co. 3.70% 2020	320	323
General Motors Financial Co. 3.55% 2022	570	574
General Motors Financial Co. 4.15% 2023	710	726
General Motors Financial Co. 4.00% 2026	175	172
Home Depot, Inc. 4.40% 2021	350	361
Home Depot, Inc 3.25% 2022	350	357
McDonald’s Corp. 3.70% 2026	135	139
McDonald’s Corp. 3.50% 2027	185	188
NIKE, Inc. 2.375% 2026	615	594
Starbucks Corp. 3.80% 2025	782	812
Starbucks Corp. 4.00% 2028	185	193
		8,179

Private Client Services Funds	53

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Corporate bonds & notes (continued)
Energy 1.73%
Anadarko Petroleum Corp. 4.85% 2021	$56	$58
Anadarko Petroleum Corp. 5.55% 2026	145	164
Boardwalk Pipeline Partners, LP 4.95% 2024	460	482
BP Capital Markets PLC 4.234% 2028	447	478
Cenovus Energy Inc. 4.25% 2027	170	171
Concho Resources Inc. 4.30% 2028	80	84
ConocoPhillips 4.95% 2026	95	106
Enbridge Energy Partners, LP 5.875% 2025	230	261
Energy Transfer Partners, LP 4.20% 2023	155	160
Energy Transfer Partners, LP 4.50% 2024	90	94
Energy Transfer Partners, LP 4.95% 2028	226	238
Equinor ASA 3.625% 2028	265	273
Husky Energy Inc. 7.25% 2019	250	257
Kinder Morgan, Inc. 3.15% 2023	495	496
MPLX LP 3.375% 2023	75	76
MPLX LP 4.00% 2028	350	351
Petróleos Mexicanos 6.375% 2021	300	311
Petróleos Mexicanos 5.375% 2022	175	180
Petróleos Mexicanos 4.625% 2023	1,000	996
Petróleos Mexicanos 6.50% 2027	200	203
Phillips 66 4.30% 2022	290	302
Phillips 66 Partners LP 3.55% 2026	105	103
Schlumberger BV 3.00% 2020[4]	125	125
Schlumberger BV 4.00% 2025[4]	165	170
Shell International Finance BV 1.75% 2021	435	426
Statoil ASA 3.25% 2024	85	87
TC PipeLines, LP 4.375% 2025	430	441
Total Capital International 2.875% 2022	230	231
TransCanada PipeLines Ltd. 4.25% 2028	615	641
Woodside Finance Ltd. 4.60% 2021[4]	185	190
		8,155

Utilities 1.71%
Consumers Energy Co. 4.05% 2048	285	297
Duke Energy Corp. 2.65% 2026	660	632
Duke Energy Progress, LLC 3.375% 2023	786	806
Duke Energy Progress, LLC 3.70% 2028	200	208
Enel Finance International SA 4.25% 2023[4]	1,106	1,134
Enel Finance International SA 4.625% 2025[4]	200	208
Enel Finance International SA 4.875% 2029[4]	448	468
Eversource Energy 2.75% 2022	750	751
Exelon Corp. 3.40% 2026	65	65
National Rural Utilities Cooperative Finance Corp. 2.90% 2021	870	875
Pacific Gas and Electric Co. 2.45% 2022[6]	300	282
Public Service Enterprise Group Inc. 1.90% 2021	270	267
Public Service Enterprise Group Inc. 2.25% 2026	520	489
Tampa Electric Co. 2.60% 2022	350	347
Virginia Electric and Power Co. 3.10% 2025	1,040	1,040
Xcel Energy Inc. 3.30% 2025	190	192
		8,061

Information technology 1.26%
Apple Inc. 1.80% 2020	475	471
Apple Inc. 1.55% 2021	575	563
Apple Inc. 2.50% 2022	190	190
Broadcom Inc. 3.125% 2022[4]	930	924
Broadcom Inc. 3.625% 2024[4]	930	918
Broadcom Inc. 4.25% 2026[4]	930	921
Broadcom Ltd. 2.375% 2020	270	269
Broadcom Ltd. 3.00% 2022	730	726

54	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Broadcom Ltd. 3.625% 2024	$270	$268
Broadcom Ltd. 3.875% 2027	185	177
Cisco Systems, Inc. 2.20% 2023	520	513
		5,940

Communication services 0.93%
AT&T Inc. (3-month USD-LIBOR + 1.18%) 3.777% 2024[5]	226	227
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	165	175
Comcast Corp. 3.45% 2021	672	685
Comcast Corp. 3.95% 2025	539	565
Comcast Corp. 2.35% 2027	435	408
Deutsche Telekom International Finance BV 2.82% 2022[4]	405	404
NBCUniversal Media, LLC 5.15% 2020	350	358
Time Warner Inc. 3.80% 2027	150	151
Verizon Communications Inc. 4.125% 2027	188	198
Vodafone Group PLC 3.75% 2024	555	565
Vodafone Group PLC 4.125% 2025	445	460
Walt Disney Co. 3.70% 2025[4]	205	213
		4,409

Real estate 0.87%
Alexandria Real Estate Equities, Inc. 3.95% 2028	60	61
American Campus Communities, Inc. 3.75% 2023	300	304
American Campus Communities, Inc. 4.125% 2024	415	426
Corporate Office Properties LP 5.25% 2024	235	248
ERP Operating LP 4.625% 2021	215	225
Essex Portfolio LP 3.50% 2025	490	492
Kimco Realty Corp. 3.40% 2022	35	35
Scentre Group 2.375% 2019[4]	100	100
Scentre Group 3.50% 2025[4]	250	250
Simon Property Group, LP 2.50% 2021	460	459
WEA Finance LLC 2.70% 2019[4]	475	475
WEA Finance LLC 3.25% 2020[4]	355	357
Welltower Inc. 3.95% 2023	645	669
		4,101

Materials 0.31%
DowDuPont Inc. 4.205% 2023	560	587
DowDuPont Inc. 4.493% 2025	515	553
Sherwin-Williams Co. 2.75% 2022	165	164
Sherwin-Williams Co. 3.125% 2024	70	70
Sherwin-Williams Co. 3.45% 2027	112	111
		1,485

Total corporate bonds & notes		99,562

Mortgage-backed obligations 7.06%
Federal agency mortgage-backed obligations 6.78%
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A1, 3.613% 2048[4,5,7]	929	942
Bunker Hill Loan Depositary Trust, Series 2019-1, Class A3, 3.919% 2048[4,5,7]	840	845
Fannie Mae Pool #MA0125 4.50% 2019[7]	1	1
Fannie Mae Pool #MA0548 3.50% 2020[7]	833	851
Fannie Mae Pool #932617 4.50% 2020[7]	20	20
Fannie Mae Pool #MA0771 3.50% 2021[7]	87	89
Fannie Mae Pool #AE9743 3.50% 2025[7]	80	82
Fannie Mae Pool #AW7396 3.50% 2027[7]	437	446
Fannie Mae Pool #889995 5.50% 2038[7]	286	312
Fannie Mae Pool #AI5236 5.00% 2041[7]	589	633
Fannie Mae Pool #AI8806 5.00% 2041[7]	114	122
Fannie Mae Pool #CA0487 3.50% 2047[7]	3,786	3,826
Fannie Mae, Series 2007-33, Class HE, 5.50% 2037[7]	6	7
Fannie Mae, Series 2017-M7, Class A2, Multi Family, 2.961% 2027[5,7]	461	462

Private Client Services Funds	55

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Mortgage-backed obligations (continued)
Federal agency mortgage-backed obligations (continued)
Freddie Mac 3.50% 2045[7]	$1,959	$2,001
Freddie Mac 3.50% 2049[7]	1,488	1,504
Freddie Mac, Series 3272, Class PA, 6.00% 2037[7]	18	20
Freddie Mac, Series K013, Class A2, Multi Family, 3.974% 2021[7]	544	554
Freddie Mac, Series K020, Class A2, Multi Family, 2.373% 2022[7]	250	249
Freddie Mac, Series K718, Class A2, Multi Family, 2.791% 2022[7]	1,368	1,376
Freddie Mac, Series K057, Class A2, Multi Family, 2.57% 2026[7]	1,035	1,018
Freddie Mac, Series K070, Class A2, Multi Family, 3.303% 2027[5,7]	265	273
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.50% 2056[7]	461	460
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.75% 2056[5,7]	664	663
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[7]	436	431
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.75% 2057[5,7]	263	262
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2018-2, Class MT, 3.50% 2057[7]	529	529
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[7]	269	269
Government National Mortgage Assn. 4.50% 2040[7]	49	51
Government National Mortgage Assn. 4.00% 2049[7,8]	1,497	1,542
Government National Mortgage Assn. 4.50% 2049[7,8]	1,606	1,664
Government National Mortgage Assn. 4.50% 2049[7]	1,455	1,514
Government National Mortgage Assn. 4.50% 2049[7]	841	875
Government National Mortgage Assn. 4.50% 2049[7,8]	294	305
Government National Mortgage Assn. 4.50% 2049[7]	162	168
Government National Mortgage Assn. 5.646% 2059[7]	3	3
Government National Mortgage Assn. 6.64% 2064[7]	100	104
Government National Mortgage Assn. Pool #MA3939 4.50% 2046[7]	14	14
Government National Mortgage Assn. Pool #MA5876 4.00% 2049[7]	6,074	6,262
Government National Mortgage Assn. Pool #MA5877 4.50% 2049[7]	735	767
Government National Mortgage Assn. Pool #776095 5.052% 2064[7]	32	33
Government National Mortgage Assn., Series 2012-H20, Class PT, 3.441% 2062[5,7]	411	415
		31,964

Collateralized mortgage-backed obligations (privately originated) 0.28%
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 3.427% 2024[5,7]	2	3
Finance of America Structured Securities Trust, Series 2019-HB1, Class M1, 3.396% 2029[4,5,7]	698	701
Finance of America Structured Securities Trust, Series 2019-HB1, Class A, 3.301% 2069[4,5,7,9]	627	627
		1,331

Total mortgage-backed obligations		33,295

Asset-backed obligations 6.88%
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,7]	770	769
California Republic Auto Receivables Trust, Series 2015-1, Class A4, 1.82% 2020[7]	30	30
California Republic Auto Receivables Trust, Series 2015-1, Class B, 2.51% 2021[7]	270	270
CarMaxAuto Owner Trust, Series 2019-2, Class A2A, 2.98% 2022[7]	585	586
CarMaxAuto Owner Trust, Series 2019-2, Class A3, 2.68% 2024[7]	750	752
CarMaxAuto Owner Trust, Series 2019-2, Class A4, 2.77% 2024[7]	805	807
CarMaxAuto Owner Trust, Series 2019-2, Class B, 3.01% 2024[7]	775	777
CarMaxAuto Owner Trust, Series 2019-2, Class C, 3.65% 2025[7]	1,150	1,153
CPS Auto Receivables Trust, Series 2019-B, Class A, 2.89% 2022[4,7]	500	500
CPS Auto Receivables Trust, Series 2019-B, Class C, 3.35% 2024[4,7]	510	512
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[4,7]	43	43
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[4,7]	326	325
Exeter Automobile Receivables Trust, Series 2019-2A, Class A, 2.93% 2022[4,7]	2,360	2,361
Exeter Automobile Receivables Trust, Series 2017-1A, Class C, 3.95% 2022[4,7]	1,000	1,010
Exeter Automobile Receivables Trust, Series 2019-2, Class B, 3.06% 2023[4,7]	1,345	1,347
Exeter Automobile Receivables Trust, Series 2019-2A, Class C, 3.30% 2024[4,7]	1,070	1,075
Ford Credit Auto Owner Trust, Series 2018-2, Class A, 3.47% 2030[4,7]	460	469
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,7]	2,365	2,365

56	Private Client Services Funds

Capital Group Core Bond Fund

Bonds, notes & other debt instruments	Principal amount (000)	Value (000)
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class A1, 1.55% 2021[7]	$210	$209
Global SC Finance II SRL, Series 2014-1A, Class A1, 3.19% 2029[4,7]	403	399
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[4,7]	405	408
GM Financial Automobile Leasing Trust, Series 2019-2, Class A3, 2.67% 2022[7]	2,310	2,310
GM Financial Automobile Leasing Trust, Series 2019-2, Class A4, 2.72% 2023[7]	487	487
Legacy Mortgage Asset Trust, Series 2019-GS2, Class A1, 3.75% 2059[4,5,7]	950	952
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[7]	73	73
Santander Drive Auto Receivables Trust, Series 2015-3, Class C, 2.74% 2021[7]	91	91
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[7]	221	221
Synchrony Credit Card Master Note Trust, Series 2018-A1, Class A1, 3.38% 2024[7]	1,390	1,416
Synchrony Credit Card Master Note Trust, Series 2019-1, Class A, 2.95% 2025[7]	1,585	1,600
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[4,7]	241	241
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[4,7]	407	420
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A2A, 2.59% 2022[7]	1,845	1,845
Toyota Auto Receivables Owner Trust, Series 2019-B, Class A3, 2.57% 2023[7]	1,223	1,223
Verizon Owner Trust, Series 2017-1A, Class A, 2.06% 2021[4,7]	545	544
Westlake Automobile Receivables Trust, Series 2017-2A, Class C, 2.59% 2022[4,7]	2,000	1,996
World Financial Network Credit Card Master Note Trust, Series 2019-A, Class A, 3.14% 2025[7]	1,385	1,403
World Financial Network Credit Card Master Note Trust, Series 2018-B, Class A, 3.46% 2025[7]	1,460	1,485
		32,474

Federal agency bonds & notes 1.79%
Fannie Mae 1.75% 2019	1,710	1,705
Fannie Mae 2.375% 2023	2,442	2,451
Fannie Mae 2.125% 2026	400	390
Federal Home Loan Bank 1.875% 2020	3,015	3,000
U.S. Agency for International Development, Ukraine, 1.844% 2019	875	876
		8,422

Municipals 1.08%
Florida 0.44%
Hurricane Catastrophe Fund Fin. Corp., Rev. Bonds, Series 2013-A, 2.995% 2020	2,060	2,069

California 0.29%
City of Industry, Public Facs. Auth., Tax Allocation Rev. Ref. Bonds (Civic - Recreational Project), Series 2015-A, Assured Guaranty Municipal insured, 3.139% 2020	805	807
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-A, 2.367% 2022	250	250
High-Speed Passenger Train G.O. Rev. Ref. Bonds, Series 2017-B, 2.193% 2047 (put 2020)	320	319
		1,376

Illinois 0.21%
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033	1,000	984

New Jersey 0.14%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	650	660

Washington 0.00%
Energy Northwest, Columbia Generating Station Electric Rev. Bonds, Series 2015-B, 2.814% 2024	25	25

Total municipals		5,114

Private Client Services Funds	57

Capital Group Core Bond Fund

Bonds, notes & other debt instruments (continued)	Principal amount (000)	Value (000)
Bonds & notes of governments & government agencies outside the U.S. 0.60%
European Investment Bank 2.25% 2022	$751	$749
Manitoba (Province of) 3.05% 2024	200	205
Ontario (Province of) 3.20% 2024	500	515
Saudi Arabia (Kingdom of) 4.00% 2025[4]	430	446
Saudi Arabia (Kingdom of) 4.50% 2030[4]	445	470
United Mexican States 4.15% 2027	460	467
		2,852

Total bonds, notes & other debt instruments (cost: $456,752,000)		457,579

Short-term securities 4.40%	Shares
Money market investments 4.40%
Capital Group Central Cash Fund	207,323	20,730

Total short-term securities (cost: $20,730,000)		20,730
Total investment securities 101.38% (cost: $477,482,000)		478,309
Other assets less liabilities (1.38%)		(6,492)

Net assets 100.00%		$471,817

Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount (000)	[10]	Value at 4/30/2019 (000)	[11]	Unrealized appreciation at 4/30/2019 (000)
2 Year U.S. Treasury Note Futures	Long	1,200	July 2019	$240,000		$255,609		$480

Swap contracts

Interest rate swaps

Receive	Pay	Expiration date	Notional (000)	Value at 4/30/2019 (000)	Upfront payments/ receipts (000)	Unrealized appreciation (depreciation) at 4/30/2019 (000)
3-month USD-LIBOR	2.18075%	3/29/2024	$7,500	$49	$—	$49
3-month USD-LIBOR	2.194%	3/29/2024	7,600	44	—	44
3-month USD-LIBOR	2.21875%	3/29/2024	7,910	37	—	37
3-month USD-LIBOR	2.3295%	4/30/2024	26,300	(10)	—	(10)
U.S. EFFR	2.383%	2/11/2029	25,200	(360)	—	(360)
3-month USD-LIBOR	2.36375%	4/1/2029	25,180	283	—	283
2.10%	U.S. EFFR	4/1/2029	25,180	(286)	—	(286)
					$—	$(243)

58	Private Client Services Funds

Capital Group Core Bond Fund

[1]	All or a portion of this security was pledged as collateral. The total value of pledged collateral was $2,565,000, which represented .54% of the net assets of the fund.
[2]	Index-linked bond whose principal amount moves with a government price index.
[3]	Step bond; coupon rate may change at a later date.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $32,766,000, which represented 6.94% of the net assets of the fund.
[5]	Coupon rate may change periodically.
[6]	Scheduled interest and/or principal payment was not received.
[7]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[8]	Purchased on a TBA basis.
[9]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $627,000, which represented .13% of the net assets of the fund.
[10]	Notional amount is calculated based on the number of contracts and notional contract size.
[11]	Value is calculated based on the notional amount and current market price.

Key to abbreviations and symbol

Auth. = Authority

Dev. = Development

Econ. = Economic

EFFR = Effective Federal Funds Rate

Facs. = Facilities

Fin. = Finance

G.O. = General Obligation

LIBOR = London Interbank Offered Rate

Ref. = Refunding

Rev. = Revenue

TBA = To-be-announced

USD/$ = U.S. dollars

Private Client Services Funds	59

Capital Group Global Equity Fund

Investment portfolio April 30, 2019	unaudited

Common stocks 94.04%	Shares	Value (000)
Information technology 19.54%
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	358,420	$15,706
Broadcom Inc.	45,023	14,335
Visa Inc., Class A	84,870	13,955
GoDaddy Inc., Class A1	140,400	11,443
ASML Holding NV	51,618	10,742
Microsoft Corp.	58,200	7,601
Murata Manufacturing Co., Ltd.[2]	141,300	7,563
Keyence Corp.[2]	10,730	6,660
Apple Inc.	32,394	6,500
SAP SE	45,840	5,891
Intel Corp.	91,400	4,665
Global Payments Inc.	31,770	4,641
Hamamatsu Photonics KK2	106,600	4,312
Accenture PLC, Class A	21,200	3,873
Jack Henry & Associates, Inc.	25,916	3,863
VTech Holdings Ltd.	250,200	2,282
NetApp, Inc.	18,300	1,333
OBIC Co., Ltd.[2]	10,200	1,178
Texas Instruments Inc.	9,315	1,097
Adobe Inc.[1]	3,430	992
		128,632

Financials 13.44%
AIA Group Ltd.	1,478,600	15,069
CME Group Inc., Class A	50,100	8,963
JPMorgan Chase & Co.	72,940	8,465
Moody’s Corp.	36,200	7,118
Intercontinental Exchange, Inc.	79,635	6,478
Aon PLC, Class A	27,600	4,972
DNB ASA[1]	245,684	4,717
HDFC Bank Ltd. (ADR)	39,830	4,567
Bank of New York Mellon Corp.	68,230	3,388
Marsh & McLennan Companies, Inc.	32,885	3,101
Sampo Oyj, Class A	62,656	2,864
State Street Corp.	36,066	2,440
Chubb Ltd.	16,270	2,362
SVB Financial Group[1]	9,100	2,291
RenaissanceRe Holdings Ltd.	13,900	2,160
KBC Groep NV	24,715	1,830
London Stock Exchange Group PLC	20,400	1,334
Prudential PLC	58,055	1,313
Toronto-Dominion Bank	19,670	1,121
Svenska Handelsbanken AB, Class A	99,626	1,087
First Republic Bank	8,200	866
Lloyds Banking Group PLC	893,700	729
Wells Fargo & Co.	13,675	662
Nasdaq, Inc.	6,300	581
		88,478

Industrials 12.54%
Safran SA	103,393	15,064
Airbus SE, non-registered shares	96,792	13,231
Deere & Co.	45,625	7,557
CSX Corp.	87,300	6,952
SMC Corp.[2]	15,800	6,535
Northrop Grumman Corp.	21,000	6,088
Westinghouse Air Brake Technologies Corp.	54,200	4,015
Boeing Co.	10,590	4,000
TransDigm Group Inc.[1]	8,030	3,875

60	Private Client Services Funds

Capital Group Global Equity Fund

Common stocks	Shares	Value (000)
Equifax Inc.	27,500	$3,464
Waste Connections, Inc.	28,555	2,649
Jardine Matheson Holdings Ltd.	37,500	2,467
Ryanair Holdings PLC (ADR)[1]	28,900	2,244
Hexcel Corp.	21,280	1,505
DKSH Holding AG	24,370	1,496
DSV A/S	14,863	1,373
		82,515

Consumer staples 11.18%
Carlsberg A/S, Class B	85,272	11,015
Nestlé SA	89,023	8,566
Pernod Ricard SA	44,586	7,769
L’Oréal SA, non-registered shares	23,043	6,335
Reckitt Benckiser Group PLC	74,700	6,036
Danone SA	71,164	5,753
Diageo PLC	135,185	5,700
Costco Wholesale Corp.	22,350	5,488
Mondelez International, Inc.	102,000	5,187
Philip Morris International Inc.	52,590	4,552
Walgreens Boots Alliance, Inc.	34,000	1,821
Coca-Cola Co.	35,290	1,731
Uni-Charm Corp.[2]	37,500	1,232
British American Tobacco PLC	30,800	1,201
Imperial Brands PLC	37,700	1,198
		73,584

Consumer discretionary 9.55%
Las Vegas Sands Corp.	158,180	10,606
Hilton Worldwide Holdings Inc.	109,700	9,543
Amazon.com, Inc.[1]	4,645	8,949
EssilorLuxottica[1]	58,694	7,143
Naspers Ltd., Class N (ADR)	132,105	6,797
LVMH Moët Hennessy-Louis Vuitton SE	11,501	4,502
YUM! Brands, Inc.	34,600	3,612
Hyundai Motor Co., Series 2 (GDR)[2,3]	75,400	2,824
Kering SA	3,714	2,195
NIKE, Inc., Class B	19,000	1,669
Hermès International	2,203	1,550
BCA Marketplace PLC	506,738	1,362
Samsonite International SA	448,800	1,287
DENSO Corp.[2]	18,200	793
		62,832

Health care 9.31%
AstraZeneca PLC	143,485	10,714
Novo Nordisk A/S, Class B	192,181	9,398
UnitedHealth Group Inc.	28,990	6,757
Seattle Genetics, Inc.[1]	74,080	5,021
Danaher Corp.	35,200	4,662
Koninklijke Philips NV	93,376	3,976
Gilead Sciences, Inc.	57,971	3,770
Abbott Laboratories	43,600	3,469
Genmab A/S1	15,005	2,491
Eli Lilly and Co.	20,375	2,385
BeiGene, Ltd. (ADR)[1]	12,600	1,565
Integra LifeSciences Holdings Corp.[1]	21,900	1,143
Merck & Co., Inc.	13,800	1,086
Sartorius AG, nonvoting preferred, non-registered shares	5,148	942

Private Client Services Funds	61

Capital Group Global Equity Fund

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Agios Pharmaceuticals, Inc.[1]	15,100	$844
Neurocrine Biosciences, Inc.[1]	11,000	795
Cigna Corp.	4,236	673
Straumann Holding AG	761	614
Johnson & Johnson	4,320	610
Bluebird Bio, Inc.[1]	2,400	340
		61,255

Communication services 6.48%
Alphabet Inc., Class A1	3,295	3,950
Alphabet Inc., Class C1	1,839	2,186
Activision Blizzard, Inc.	125,920	6,071
SoftBank Group Corp.[2]	45,200	4,712
Comcast Corp., Class A	107,400	4,675
Facebook, Inc., Class A1	19,700	3,810
Charter Communications, Inc., Class A1	8,527	3,165
Vodafone Group PLC	1,569,100	2,905
Tencent Holdings Ltd.	58,600	2,898
Electronic Arts Inc.[1]	26,000	2,461
China Tower Corp. Ltd., Class H	5,978,000	1,616
Koninklijke KPN NV	366,864	1,126
JCDecaux SA	32,167	1,053
América Móvil, SAB de CV, Series L (ADR)	69,300	1,024
Nordic Entertainment Group AB, Class B1	24,325	620
Modern Times Group MTG AB, Class B	24,325	315
MultiChoice Group Ltd. (ADR)[1]	3,176	28
		42,615

Energy 4.76%
Royal Dutch Shell PLC, Class B (ADR)	139,395	9,045
Enbridge Inc. (CAD denominated)	214,200	7,913
Schlumberger Ltd.	125,680	5,364
Chevron Corp.	43,844	5,264
EOG Resources, Inc.	39,145	3,760
		31,346

Materials 3.16%
Asahi Kasei Corp.[2]	550,500	5,651
Shin-Etsu Chemical Co., Ltd.[2]	57,800	5,413
Nutrien Ltd.	76,600	4,154
Air Liquide SA, non-registered shares	11,949	1,589
Givaudan SA	555	1,437
Rio Tinto PLC	22,242	1,295
Linde PLC	7,145	1,288
		20,827

Real estate 2.48%
American Tower Corp. REIT	37,900	7,402
Crown Castle International Corp. REIT	46,675	5,871
Link Real Estate Investment Trust REIT	148,500	1,732
Equinix, Inc. REIT	2,950	1,341
		16,346

62	Private Client Services Funds

Capital Group Global Equity Fund

Common stocks	Shares	Value (000)
Utilities 1.60%
Sempra Energy	24,530	$3,138
AES Corp.	154,200	2,640
Enel SpA	405,018	2,562
Iberdrola, SA, non-registered shares	242,224	2,200
		10,540

Total common stocks (cost: $421,600,000)		618,970

Short-term securities 5.90%
Money market investments 5.90%
Capital Group Central Cash Fund	388,233	38,820

Total short-term securities (cost: $38,820,000)		38,820
Total investment securities 99.94% (cost: $460,420,000)		657,790
Other assets less liabilities 0.06%		407

Net assets 100.00%		$658,197

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $46,873,000, which represented 7.12% of the net assets of the fund. This amount includes $44,049,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,824,000, which represented .43% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

GDR = Global Depositary Receipts

Private Client Services Funds	63

Capital Group International Equity Fund

Investment portfolio April 30, 2019	unaudited

Common stocks 95.86%	Shares	Value (000)
Industrials 16.69%
Safran SA	218,440	$31,826
Airbus SE, non-registered shares	227,002	31,031
SMC Corp.[1]	63,500	26,266
RELX PLC	554,500	12,719
Jardine Matheson Holdings Ltd.	179,600	11,818
Rheinmetall AG	102,798	11,795
DKSH Holding AG	147,900	9,079
Nidec Corp.[1]	60,900	8,713
ASSA ABLOY AB, Class B	402,371	8,584
DSV A/S	69,228	6,396
Canadian National Railway Co.	35,800	3,322
Ryanair Holdings PLC (ADR)[2]	35,480	2,755
		164,304

Consumer staples 15.40%
Pernod Ricard SA	138,348	24,106
Carlsberg A/S, Class B	184,567	23,841
Nestlé SA	222,632	21,423
Diageo PLC	441,745	18,626
L’Oréal SA, non-registered shares	57,946	15,930
Danone SA	157,525	12,735
Reckitt Benckiser Group PLC	142,700	11,531
Uni-Charm Corp.[1]	293,800	9,653
KOSÉ Corp.[1]	32,800	6,141
Imperial Brands PLC	170,478	5,415
British American Tobacco PLC	57,700	2,250
		151,651

Financials 13.62%
AIA Group Ltd.	3,286,600	33,494
London Stock Exchange Group PLC	305,300	19,961
HDFC Bank Ltd. (ADR)	108,000	12,382
Hong Kong Exchanges and Clearing Ltd.	272,200	9,438
Prudential PLC	363,910	8,233
Svenska Handelsbanken AB, Class A	697,002	7,607
Deutsche Boerse AG	51,980	6,932
BNP Paribas SA	125,260	6,667
KBC Groep NV	72,478	5,367
Sampo Oyj, Class A	115,365	5,274
Aon PLC, Class A	25,000	4,504
DNB ASA[2]	200,044	3,841
ABN AMRO Group NV, depository receipts	157,776	3,711
DBS Group Holdings Ltd.	176,900	3,674
Lloyds Banking Group PLC	3,662,100	2,988
		134,073

Information technology 12.94%
Keyence Corp.[1]	42,500	26,378
SAP SE	171,466	22,036
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	482,100	21,126
ASML Holding NV	93,096	19,373
Hamamatsu Photonics KK1	477,700	19,325
Murata Manufacturing Co., Ltd.[1]	260,400	13,937
OBIC Co., Ltd.[1]	45,500	5,254
		127,429

64	Private Client Services Funds

Capital Group International Equity Fund

Common stocks	Shares	Value (000)
Health care 10.84%
AstraZeneca PLC	339,150	$25,323
Novo Nordisk A/S, Class B	493,545	24,135
Genmab A/S2	64,137	10,647
Koninklijke Philips NV	164,463	7,003
HOYA Corp.[1]	90,100	6,343
Straumann Holding AG	6,716	5,422
Shionogi & Co., Ltd.[1]	76,700	4,473
Hutchison China MediTech Ltd. (ADR)[2]	145,000	4,361
Sonova Holding AG	21,136	4,263
Grifols, SA, Class B, nonvoting preferred, non-registered shares	205,918	3,968
BeiGene, Ltd. (ADR)[2]	31,900	3,963
Novartis AG	46,639	3,809
Sartorius AG, nonvoting preferred, non-registered shares	16,786	3,072
		106,782

Consumer discretionary 10.03%
EssilorLuxottica[2]	157,767	19,199
LVMH Moët Hennessy-Louis Vuitton SE	48,496	18,986
Kering SA	26,584	15,713
BCA Marketplace PLC	3,315,268	8,914
InterContinental Hotels Group PLC	107,500	6,964
Samsonite International SA	2,172,300	6,231
MercadoLibre, Inc.[2]	9,200	4,454
Naspers Ltd., Class N (ADR)	73,050	3,758
Hermès International	4,897	3,445
Huazhu Group Ltd. (ADR)	73,200	3,104
Wynn Macau, Ltd.	946,600	2,715
Ryohin Keikaku Co., Ltd.[1]	14,100	2,677
DENSO Corp.[1]	58,800	2,562
		98,722

Communication services 6.10%
SoftBank Group Corp.[1]	178,000	18,556
China Tower Corp. Ltd., Class H	31,290,000	8,456
Koninklijke KPN NV	2,595,754	7,966
Vodafone Group PLC	4,007,670	7,421
JCDecaux SA	170,905	5,597
Nordic Entertainment Group AB, Class B2	194,541	4,957
Tencent Holdings Ltd.	92,100	4,555
Modern Times Group MTG AB, Class B	194,541	2,516
MultiChoice Group Ltd. (ADR)[2]	2,500	22
		60,046

Materials 3.66%
Asahi Kasei Corp.[1]	713,300	7,322
Shin-Etsu Chemical Co., Ltd.[1]	74,000	6,930
Givaudan SA	2,409	6,239
Kansai Paint Co., Ltd.[1]	286,520	5,441
Air Liquide SA, non-registered shares	35,985	4,785
Amcor Ltd.	263,993	2,983
Rio Tinto PLC	39,690	2,311
		36,011

Private Client Services Funds	65

Capital Group International Equity Fund

Common stocks (continued)	Shares	Value (000)
Energy 3.28%
Royal Dutch Shell PLC, Class B	504,190	$16,203
Enbridge Inc. (CAD denominated)	248,900	9,195
TOTAL SA	80,646	4,481
Ensco Rowan PLC, Class A	172,475	2,410
		32,289

Utilities 2.32%
Enel SpA	1,947,283	12,316
Iberdrola, SA, non-registered shares	1,165,183	10,583
		22,899

Real estate 0.98%
Link Real Estate Investment Trust REIT	831,000	9,692

Total common stocks (cost: $637,188,000)		943,898

Preferred securities 0.27%
Information technology 0.27%
Samsung Electronics Co., Ltd., preferred (GDR)	3,352	2,648

Total preferred securities (cost: $2,007,000)		2,648

Short-term securities 3.23%
Money market investments 3.23%
Capital Group Central Cash Fund	317,838	31,781

Total short-term securities (cost: $31,781,000)		31,781
Total investment securities 99.36% (cost: $670,976,000)		978,327
Other assets less liabilities 0.64%		6,346

Net assets 100.00%		$984,673

[1]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $169,971,000, which represented 17.26% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[2]	Security did not produce income during the last 12 months.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

GDR = Global Depositary Receipts

66	Private Client Services Funds

Capital Group U.S. Equity Fund

Investment portfolio April 30, 2019	unaudited

Common stocks 95.51%	Shares	Value (000)
Information technology 19.15%
Microsoft Corp.	64,495	$8,423
Visa Inc., Class A	51,130	8,407
Jack Henry & Associates, Inc.	40,720	6,070
Apple Inc.	16,565	3,324
Broadcom Inc.	10,381	3,305
Global Payments Inc.	20,605	3,010
Texas Instruments Inc.	22,540	2,656
ASML Holding NV (New York registered)	8,840	1,846
Accenture PLC, Class A	9,200	1,681
GoDaddy Inc., Class A1	19,600	1,598
Analog Devices, Inc.	13,456	1,564
Adobe Inc.[1]	3,570	1,033
HP Inc.	40,520	808
Micro Focus International PLC (ADR)	29,948	751
Intel Corp.	14,300	730
Trimble Inc.[1]	14,705	600
		45,806

Financials 15.34%
Marsh & McLennan Companies, Inc.	60,790	5,732
CME Group Inc., Class A	26,525	4,745
Chubb Ltd.	31,040	4,507
JPMorgan Chase & Co.	32,930	3,821
Aon PLC, Class A	15,300	2,756
Bank of New York Mellon Corp.	53,390	2,651
Moody’s Corp.	12,575	2,472
Intercontinental Exchange, Inc.	29,350	2,388
Huntington Bancshares Inc.	141,930	1,976
SVB Financial Group[1]	7,400	1,863
Nasdaq, Inc.	12,600	1,162
State Street Corp.	12,387	838
Wells Fargo & Co.	15,005	726
Toronto-Dominion Bank	12,245	698
MSCI Inc.	1,600	361
		36,696

Industrials 13.08%
Waste Connections, Inc.	69,800	6,475
Northrop Grumman Corp.	15,340	4,447
CSX Corp.	51,700	4,117
Boeing Co.	7,495	2,831
TransDigm Group Inc.[1]	4,805	2,319
Westinghouse Air Brake Technologies Corp.	24,125	1,787
Airbus Group SE (ADR)	50,200	1,719
Equifax Inc.	13,350	1,681
Deere & Co.	8,475	1,404
Norfolk Southern Corp.	6,285	1,282
Waste Management, Inc.	11,120	1,194
Eaton Corp. PLC	8,500	704
Lockheed Martin Corp.	2,075	692
Hexcel Corp.	9,000	636
		31,288

Health care 10.81%
UnitedHealth Group Inc.	22,705	5,292
Danaher Corp.	18,773	2,486
Eli Lilly and Co.	20,800	2,434
Seattle Genetics, Inc.[1]	34,330	2,327

Private Client Services Funds	67

Capital Group U.S. Equity Fund

Common stocks (continued)	Shares	Value (000)
Health care (continued)
Merck & Co., Inc.	27,585	$2,171
Humana Inc.	7,665	1,958
Gilead Sciences, Inc.	26,924	1,751
AstraZeneca PLC (ADR)	35,150	1,324
Abbott Laboratories	12,580	1,001
Ultragenyx Pharmaceutical Inc.[1]	13,345	881
Cigna Corp.	4,645	738
Neurocrine Biosciences, Inc.[1]	10,200	737
Bluebird Bio, Inc.[1]	5,000	709
Johnson & Johnson	4,430	625
Novo Nordisk A/S, Class B (ADR)	10,700	524
Agios Pharmaceuticals, Inc.[1]	9,170	513
Anthem, Inc.	1,500	395
		25,866

Consumer staples 10.62%
Diageo PLC (ADR)	25,450	4,292
Philip Morris International Inc.	39,955	3,459
Costco Wholesale Corp.	13,800	3,388
Procter & Gamble Co.	28,171	3,000
Nestlé SA (ADR)	28,005	2,703
Coca-Cola Co.	42,120	2,066
Mondelez International, Inc.	29,500	1,500
The Estée Lauder Companies Inc., Class A	5,980	1,027
Carlsberg A/S, Class B (ADR)	31,725	819
Danone (ADR)	44,389	720
Hormel Foods Corp.	17,200	687
British American Tobacco PLC (ADR)	16,700	655
Church & Dwight Co., Inc.	7,500	562
Reckitt Benckiser Group PLC (ADR)	32,860	533
		25,411

Communication services 7.31%
Charter Communications, Inc., Class A1	10,236	3,800
Comcast Corp., Class A	84,290	3,669
Alphabet Inc., Class C1	2,177	2,587
Alphabet Inc., Class A1	360	432
Facebook, Inc., Class A1	13,200	2,553
Activision Blizzard, Inc.	43,740	2,109
Verizon Communications Inc.	15,235	871
Cable One, Inc.	815	864
Electronic Arts Inc.[1]	6,200	587
		17,472

Energy 6.52%
Enbridge Inc.	81,400	3,007
Schlumberger Ltd.	67,744	2,891
EOG Resources, Inc.	29,065	2,792
Chevron Corp.	20,440	2,454
ConocoPhillips	22,985	1,451
Royal Dutch Shell PLC, Class B (ADR)	18,100	1,174
Helmerich & Payne, Inc.	19,200	1,124
Centennial Resource Development, Inc., Class A1	39,600	417
Halliburton Co.	10,000	283
		15,593

68	Private Client Services Funds

Capital Group U.S. Equity Fund

Common stocks	Shares	Value (000)
Consumer discretionary 5.43%
Amazon.com, Inc.[1]	2,173	$4,186
NIKE, Inc., Class B	31,705	2,785
Chipotle Mexican Grill, Inc.[1]	3,400	2,339
Hilton Worldwide Holdings Inc.	24,400	2,122
EssilorLuxottica (ADR)[1]	14,080	860
YUM! Brands, Inc.	6,580	687
		12,979

Real estate 4.49%
Crown Castle International Corp. REIT	34,800	4,377
Equinix, Inc. REIT	7,350	3,342
American Tower Corp. REIT	15,400	3,008
		10,727

Utilities 1.50%
Sempra Energy	24,105	3,084
NextEra Energy, Inc.	2,600	506
		3,590

Materials 1.26%
Linde PLC	9,806	1,768
Sherwin-Williams Co.	1,570	714
Allegheny Technologies Inc.[1]	21,400	533
		3,015

Total common stocks (cost: $141,906,000)		228,443

Short-term securities 4.36%
Money market investments 4.36%
Capital Group Central Cash Fund	104,274	10,427

Total short-term securities (cost: $10,427,000)		10,427
Total investment securities 99.87% (cost: $152,333,000)		238,870
Other assets less liabilities 0.13%		312

Net assets 100.00%		$239,182

[1]	Security did not produce income during the last 12 months.

Key to abbreviation

ADR = American Depositary Receipts

Private Client Services Funds	69

Financial statements

Statements of assets and liabilities

at April 30, 2019

					Capital Group
	Capital Group		Capital Group		California
	Core Municipal		Short-Term		Core Municipal
	Fund		Municipal Fund		Fund
Assets:
Investment securities, at value:
Unaffiliated issuers	$531,185		$124,380		$504,280
Cash	510		54		191
Cash pledged for futures contracts	213		59		169
Cash denominated in currencies other than U.S. dollars	—		—		—
Receivables for:
Sales of investments	3,872		—		—
Sales of fund’s shares	182		7		1,266
Dividends and interest	5,735		1,335		4,799
Variation margin on futures contracts	57		13		49
Variation margin on swap contracts	—		—		—
Total assets	541,754		125,848		510,754

Liabilities:
Payables for:
Purchases of investments	5,492		398		4,832
Repurchases of fund’s shares	28		32		333
Dividends on fund’s shares	—		—		—
Investment advisory services	110		27		104
Services provided by related parties	—		—		—
Variation margin on futures contracts	35		5		47
Variation margin on swap contracts	—		—		—
Other	—	*	—	*	—	*
Total liabilities	5,665		462		5,316
Net assets at April 30, 2019	$536,089		$125,386		$505,438

Net assets consist of:
Capital paid in on shares of beneficial interest	$530,017		$125,731		$496,740
Total distributable earnings (accumulated loss)	6,072		(345)		8,698
Net assets at April 30, 2019	$536,089		$125,386		$505,438

Investment securities in unaffiliated issuers, at cost	$525,320		$124,061		$495,954
Cash denominated in currencies other than U.S. dollars, at cost	—		—		—
Shares outstanding	51,523		12,463		47,763
Net asset value per share	$10.40		$10.06		$10.58

*	Amount less than one thousand.

See notes to financial statements

70	Private Client Services Funds

unaudited

(dollars in thousands)

Capital Group
California					Capital Group
Short-Term		Capital Group		Capital Group	International	Capital Group
Municipal Fund		Core Bond Fund		Global Equity Fund	Equity Fund	U.S. Equity Fund

$146,381		$478,309		$657,790	$978,327	$238,870
704		93		32	1	1
39		—		—	—	—
—		—		158	1,097	6
—		61,335		785	2,619	345
—	*	135		125	—	—
1,564		1,917		1,424	3,700	456
13		122		—	—	—
—		73		—	—	—
148,701		541,984		660,314	985,744	239,678

3,567		69,592		1,109	80	333
48		45		610	420	25
—		239		—	—	—
30		97		309	518	83
—		—		27	40	—
14		—		—	—	—
—		194		—	—	—
—	*	—	*	62	13	55
3,659		70,167		2,117	1,071	496
$145,042		$471,817		$658,197	$984,673	$239,182

$144,323		$472,571		$459,091	$669,905	$147,524
719		(754)		199,106	314,768	91,658
$145,042		$471,817		$658,197	$984,673	$239,182
$145,520		$477,482		$460,420	$670,976	$152,333

—		—		158	1,092	6
14,230		46,711		41,939	70,987	10,217
$10.19		$10.10		$15.69	$13.87	$23.41

Private Client Services Funds	71

Statements of operations

for the six months ended April 30, 2019

					Capital Group
	Capital Group		Capital Group		California
	Core Municipal		Short-Term		Core Municipal
	Fund		Municipal Fund		Fund
Investment income:
Income (net of non-U.S. taxes*):
Dividends	$—		$—		$—
Interest	6,150		1,541		5,304
	6,150		1,541		5,304
Fees and expenses*:
Investment advisory services	618		170		588
Transfer agent services	—	†	—	†	—	†
Administrative services	—		—		—
Reports to shareholders	5		5		5
Registration statement and prospectus	31		24		13
Trustees’ compensation	7		7		7
Auditing and legal	2		2		2
Custodian	5		4		4
Other	5		2		5
Total fees and expenses before reimbursements	673		214		624
Less reimbursements of fees and expenses:
Miscellaneous fee reimbursements	—		34		—
Total reimbursements of fees and expenses	—		34		—
Total fees and expenses after reimbursements	673		180		624
Net investment income	5,477		1,361		4,680
Net realized gain (loss) and unrealized appreciation:
Net realized gain (loss) on:
Investments in unaffiliated issuers	580		65		154
Futures contracts	285		47		172
Swap contracts	—		—		—
Currency transactions	—		—		—
	865		112		326
Net unrealized appreciation (depreciation)
Investments in unaffiliated issuers	10,813		1,640		10,903
Futures contracts	129		71		1
Swap contracts	—		—		—
Currency translations	—		—		—
	10,942		1,711		10,904
Net realized gain (loss) and unrealized appreciation	11,807		1,823		11,230
Net increase in net assets resulting from operations	$17,284		$3,184		$15,910

*	Additional information related to non-U.S. taxes and fees and expenses is included in the notes to financial statements.
†	Amount less than one thousand.

See notes to financial statements

72	Private Client Services Funds

unaudited

(dollars in thousands)

Capital Group
California				Capital Group
Short-Term		Capital Group	Capital Group	International	Capital Group
Municipal Fund		Core Bond Fund	Global Equity Fund	Equity Fund	U.S. Equity Fund

$—		$84	$5,969	$9,898	$2,251
1,322		5,442	385	922	78
1,322		5,526	6,354	10,820	2,329

181		567	1,780	3,251	475
—	†	— †	— †	3	—
—		—	100	164	—
5		5	5	13	—
4		32	19	38	—
7		7	7	7	7
3		2	7	7	2
3		6	9	34	—
2		5	5	9	1
205		624	1,932	3,526	485

11		—	16	240	10
11		—	16	240	10
194		624	1,916	3,286	475
1,128		4,902	4,438	7,534	1,854

(1)		907	(1,190)	17,293	4,795
8		131	—	—	—
—		(613)	—	—	—
—		—	46	1	—
7		425	(1,144)	17,294	4,795

1,807		12,195	66,750	96,935	17,684
22		480	—	—	—
—		(152)	—	—	—
—		—	(9)	27	—
1,829		12,523	66,741	96,962	17,684
1,836		12,948	65,597	114,256	22,479
$2,964		$17,850	$70,035	$121,790	$24,333

Private Client Services Funds	73

Statements of changes in net assets

					Capital Group
	Capital Group		Capital Group		California
	Core Municipal		Short-Term		Core Municipal
	Fund		Municipal Fund		Fund
	Six months		Six months		Six months
	ended	Year ended	ended	Year ended	ended	Year ended
	April 30	October 31	April 30	October 31	April 30	October 31
	2019*	2018	2019*	2018	2019*	2018
Operations:
Net investment income	$5,477	$9,593	$1,361	$2,382	$4,680	$7,521
Net realized gain (loss)	865	(831)	112	(609)	326	487
Net unrealized appreciation (depreciation)	10,942	(9,833)	1,711	(1,710)	10,904	(9,287)
Net increase (decrease) in net assets resulting from operations	17,284	(1,071)	3,184	63	15,910	(1,279)

Distributions paid to shareholders	(5,461)	(10,407)	(1,380)	(2,344)	(5,081)	(7,873)

Net capital share transactions	50,343	43,071	(14,105)	(9,849)	42,744	73,017

Total increase (decrease) in net assets	62,166	31,593	(12,301)	(12,130)	53,573	63,865

Net assets:
Beginning of period	473,923	442,330	137,687	149,817	451,865	388,000
End of period	$536,089	$473,923	$125,386	$137,687	$505,438	$451,865

*	Unaudited.

See notes to financial statements

74	Private Client Services Funds

(dollars in thousands)

Capital Group
California						Capital Group
Short-Term		Capital Group		Capital Group		International		Capital Group
Municipal Fund		Core Bond Fund		Global Equity Fund		Equity Fund		U.S. Equity Fund
Six months		Six months		Six months		Six months		Six months
ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended	ended	Year ended
April 30	October 31	April 30	October 31	April 30	October 31	April 30	October 31	April 30	October 31
2019*	2018	2019*	2018	2019*	2018	2019*	2018	2019*	2018

$1,128	$1,525	$4,902	$9,211	$4,438	$8,193	$7,534	$27,682	$1,854	$3,406
7	(212)	425	(1,543)	(1,144)	27,507	17,294	67,156	4,795	15,414
1,829	(1,499)	12,523	(12,367)	66,741	(34,432)	96,962	(189,474)	17,684	(6,334)

2,964	(186)	17,850	(4,699)	70,035	1,268	121,790	(94,636)	24,333	12,486
(1,134)	(1,566)	(4,932)	(9,145)	(33,488)	(27,810)	(30,004)	(22,396)	(16,184)	(13,578)
14,441	10,697	12,718	43,554	54,730	22,223	(269,291)	(305,033)	7,675	(11,270)
16,271	8,945	25,636	29,710	91,277	(4,319)	(177,505)	(422,065)	15,824	(12,362)

128,771	119,826	446,181	416,471	566,920	571,239	1,162,178	1,584,243	223,358	235,720
$145,042	$128,771	$471,817	$446,181	$658,197	$566,920	$984,673	$1,162,178	$239,182	$223,358

Private Client Services Funds	75

Notes to financial statements	unaudited

1. Organization

Capital Group Private Client Services Funds (the “Trust”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust has five fixed income funds (Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund) and three equity funds (Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund) (each a “fund,” collectively the “funds”).

Capital Group Core Municipal Fund seeks to provide current income exempt from federal income tax and to preserve capital. Capital Group Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal income tax. Capital Group California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes and to preserve capital. Capital Group California Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes. Capital Group Core Bond Fund seeks to provide current income and to preserve capital. Capital Group Global Equity Fund, Capital Group International Equity Fund and Capital Group U.S. Equity Fund seek to provide prudent growth of capital and conservation of principal.

2. Significant accounting policies

Each fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. Each fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The funds follow the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders — Dividend and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the funds’ statements of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation disclosures

Capital Guardian Trust Company (“CGTC”), the funds’ investment adviser, values each fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value each fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The funds’ investment adviser uses the following methods and inputs to establish the fair value of each fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

76	Private Client Services Funds

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the funds are authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the funds’ investment adviser. The Capital Group Central Cash Fund (“CCF”) is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information. Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. Interest rate swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the funds’ board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The funds’ board of trustees has delegated authority to the funds’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation

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Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The funds’ investment adviser classifies each fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the funds’ valuation levels as of April 30, 2019 (dollars in thousands):

Capital Group Core Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$489,965	$—	$489,965
Short-term securities	—	41,220	—	41,220
Total	$—	$531,185	$—	$531,185

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$153	$—	$—	$153
Liabilities:
Unrealized depreciation on futures contracts	(35)	—	—	(35)
Total	$118	$—	$—	$118

*	Futures contracts are not included in the investment portfolio.

Capital Group Short-Term Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$115,715	$—	$115,715
Short-term securities	—	8,665	—	8,665
Total	$—	$124,380	$—	$124,380

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$55	$—	$—	$55

*	Futures contracts are not included in the investment portfolio.

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Capital Group California Core Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$451,017	$—	$451,017
Short-term securities	—	53,263	—	53,263
Total	$—	$504,280	$—	$504,280

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$105	$—	$—	$105
Liabilities:
Unrealized depreciation on futures contracts	(90)	—	—	(90)
Total	$15	$—	$—	$15

*	Futures contracts are not included in the investment portfolio.

Capital Group California Short-Term Municipal Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Municipals	$—	$135,977	$—	$135,977
Short-term securities	—	10,404	—	10,404
Total	$—	$146,381	$—	$146,381

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$27	$—	$—	$27
Liabilities:
Unrealized depreciation on futures contracts	(2)	—	—	(2)
Total	$25	$—	$—	$25

*	Futures contracts are not included in the investment portfolio.

Capital Group Core Bond Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$275,860	$—	$275,860
Corporate bonds & notes	—	99,562	—	99,562
Mortgage-backed obligations	—	33,295	—	33,295
Asset-backed obligations	—	32,474	—	32,474
Federal agency bonds & notes	—	8,422	—	8,422
Municipals	—	5,114	—	5,114
Bonds & notes of governments & government agencies outside the U.S.	—	2,852	—	2,852
Short-term securities	20,730	—	—	20,730
Total	$20,730	$457,579	$—	$478,309

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	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$480	$—	$—	$480
Unrealized appreciation on interest rate swaps	—	413	—	413
Liabilities:
Unrealized depreciation on interest rate swaps	—	(656)	—	(656)
Total	$480	$(243)	$—	$237

*	Futures contracts and interest rate swaps are not included in the investment portfolio.

Capital Group Global Equity Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Information technology	$108,919	$19,713	$—	$128,632
Financials	88,478	—	—	88,478
Industrials	75,980	6,535	—	82,515
Consumer staples	72,352	1,232	—	73,584
Consumer discretionary	59,215	3,617	—	62,832
Health care	61,255	—	—	61,255
Communication services	37,903	4,712	—	42,615
Energy	31,346	—	—	31,346
Materials	9,763	11,064	—	20,827
Real estate	16,346	—	—	16,346
Utilities	10,540	—	—	10,540
Short-term securities	38,820	—	—	38,820
Total	$610,917	$46,873	$—	$657,790

Capital Group International Equity Fund

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Industrials	$129,325	$34,979	$—	$164,304
Consumer staples	135,857	15,794	—	151,651
Financials	134,073	—	—	134,073
Information technology	62,535	64,894	—	127,429
Health care	95,966	10,816	—	106,782
Consumer discretionary	93,483	5,239	—	98,722
Communication services	41,490	18,556	—	60,046
Materials	16,318	19,693	—	36,011
Energy	32,289	—	—	32,289
Utilities	22,899	—	—	22,899
Real estate	9,692	—	—	9,692
Preferred securities	2,648	—	—	2,648
Short-term securities	31,781	—	—	31,781
Total	$808,356	$169,971	$—	$978,327

Capital Group U.S. Equity Fund

At April 30, 2019, all of the fund’s investment securities were classified as Level 1.

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4. Risk factors

Investing in the funds may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the securities held by the fund may decline — sometimes rapidly or unpredictably – due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation against the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing in debt instruments — The prices of, and the income generated by, bonds and other debt securities held by the fund may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these securities.

Rising interest rates will generally cause the prices of bonds and other debt securities to fall. A general rise in interest rates may cause investors to sell debt securities on a large scale, which could also adversely affect the price and liquidity of debt securities and could also result in increased redemptions from the fund. Falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the fund failing to recoup the full amount of its initial investment and having to reinvest the proceeds in lower yielding securities. Longer maturity debt securities generally have greater sensitivity to changes in interest rates and may be subject to greater price fluctuations than shorter maturity debt securities.

Bonds and other debt securities are also subject to credit risk, which is the possibility that the credit strength of an issuer or guarantor will weaken or be perceived to be weaker, and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. A downgrade or default affecting any of the fund’s securities could cause the value of the fund’s shares to decrease. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The fund’s investment adviser relies on its own credit analysts to research issuers and issues in seeking to assess credit and default risks.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Credit and liquidity support — Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing in lower rated debt instruments — Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Liquidity risk — Certain fund holdings may be or become difficult or impossible to sell, particularly during times of market turmoil. Illiquidity may result from the lack of an active market for a holding, legal or contractual restrictions on resale, or the reduced number and capacity of market participants to make a market in such holding. Market prices for less liquid or illiquid holdings may be volatile, and reduced liquidity may have an adverse impact on the market price of such holdings. Additionally, the sale of less liquid or illiquid holdings may involve substantial delays (including delays in settlement) and additional costs and the fund may be unable to sell such holdings when necessary to meet its liquidity needs or may be forced to sell at a loss.

Investing in similar municipal bonds — Investing significantly in municipal obligations of multiple issuers in the same state or backed by revenues of similar types of projects or industries may make the fund more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in the fund’s share price may increase.

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Investing in municipal bonds of issuers within the state of California — Because Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund invest primarily in securities of issuers within the state of California, these funds are more susceptible to factors adversely affecting issuers of California securities than a comparable municipal bond mutual fund that does not concentrate its investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Investing in mortgage-related and other asset-backed securities — Mortgage-related securities, such as mortgage-backed securities, and other asset-backed securities, include debt obligations that represent interests in pools of mortgages or other income-bearing assets, such as consumer loans or receivables. Such securities often involve risks that are different from or more acute than the risks associated with investing in other types of debt securities. Mortgage-backed and other asset-backed securities are subject to changes in the payment patterns of borrowers of the underlying debt, potentially increasing the volatility of the securities and the fund’s net asset value. When interest rates fall, borrowers are more likely to refinance or prepay their debt before its stated maturity. This may result in the fund having to reinvest the proceeds in lower yielding securities, effectively reducing the fund’s income. Conversely, if interest rates rise and borrowers repay their debt more slowly than expected, the time in which the mortgage-backed and other asset-backed securities are paid off could be extended, reducing the fund’s cash available for reinvestment in higher yielding securities. Mortgage-backed securities are also subject to the risk that underlying borrowers will be unable to meet their obligations and the value of property that secures the mortgages may decline in value and be insufficient, upon foreclosure, to repay the associated loans. Investments in asset-backed securities are subject to similar risks.

Investing in securities backed by the U.S. government — Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates and the credit rating of the U.S. government. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S, or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting practices and different regulatory, legal and reporting standards and practices, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in derivatives — The use of derivatives involves a variety of risks, which may be different from, or greater than, the risks associated with investing in traditional securities, such as stocks and bonds. Changes in the value of a derivative may not correlate perfectly with, and may be more sensitive to market events than, the underlying asset, rate or index, and a derivative instrument may expose the fund to losses in excess of its initial investment. Derivatives may be difficult to value, difficult for the fund to buy or sell at an opportune time or price and difficult to terminate or otherwise offset. The fund’s use of derivatives may result in losses to the fund, and investing in derivatives may reduce the fund’s returns and increase the fund’s price volatility. The fund’s counterparty to a derivative transaction (including, if applicable, the fund’s clearing broker, the derivatives exchange or the clearinghouse) may be unable or unwilling to honor its financial obligations in respect of the transaction.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

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5. Certain investment techniques

Mortgage dollar rolls — Some of the funds have entered into mortgage dollar roll transactions in which the fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the funds’ portfolio turnover rates.

Futures contracts — Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund have entered into futures contracts, which provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument for a specified price, date, time and place designated at the time the contract is made. Futures contracts are used to strategically manage portfolio volatility and downside equity risk.

Upon entering into futures contracts, and to maintain the fund’s open positions in futures contracts, the fund is required to deposit with a futures broker, known as a futures commission merchant (“FCM”), in a segregated account in the name of the FCM an amount of cash, U.S. government securities or other liquid securities, known as initial margin. The margin required for a particular futures contract is set by the exchange on which the contract is traded to serve as collateral, and may be significantly modified from time to time by the exchange during the term of the contract. Securities deposited as initial margin, if any, are disclosed in the investment portfolio and cash deposited as initial margin, if any, is reflected as restricted cash pledged for futures contracts in the fund’s statement of assets and liabilities.

On a daily basis, each fund pays or receives variation margin based on the increase or decrease in the value of the futures contracts and records variation margin on futures contracts in each fund’s statement of assets and liabilities. In addition, each fund segregates liquid assets equivalent to the fund’s outstanding obligations under the contract in excess of the initial margin and variation margin, if any. Futures contracts may involve a risk of loss in excess of the variation margin shown on each fund’s statement of assets and liabilities. Each fund records realized gains or losses at the time the futures contract is closed or expires. Net realized gains or losses and net unrealized appreciation or depreciation from futures contracts are recorded in each fund’s statement of operations.

Interest rate swaps — Capital Group Core Bond Fund has entered into interest rate swaps, which are agreements to exchange one stream of future interest payments for another based on a specified notional amount. Typically, interest rate swaps exchange a fixed interest rate for a payment that floats relative to a benchmark or vice versa. The series’ investment adviser uses interest rate swaps to manage the interest rate sensitivity of the fund by increasing or decreasing the duration of the fund or a portion of the fund’s portfolio. Risks may arise as a result of the series’ investment adviser incorrectly anticipating changes in interest rates, increased volatility, reduced liquidity and the potential inability of counterparties to meet the terms of their agreements.

Upon entering into an interest rate swap contract, the fund is required to deposit cash, U.S. government securities or other liquid securities, which is known as initial margin. Generally, the initial margin required for a particular interest rate swap is set and held as collateral by the clearinghouse on which the contract is cleared. The amount of initial margin required may be significantly modified from time to time by the clearinghouse during the term of the contract.

On a daily basis, the series’ investment adviser records daily interest accruals related to the exchange of future payments as a receivable and payable in each fund’s statement of assets and liabilities. Each fund also pays or receives a variation margin based on the increase or decrease in the value of the interest rate swaps, including accrued interest, and records variation margin on interest rate swaps in each fund’s statement of assets and liabilities. Each fund records realized gains and losses on both the net accrued interest and any gain or loss recognized at the time the interest rate swap is closed or expires. Net realized gains or losses, as well as any net unrealized appreciation or depreciation, from interest rate swaps are recorded in each fund’s statement of operations.

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The following table presents the average month-end notional amounts of futures contracts and interest rate swaps while held for each fund (dollars in thousands):

	Futures contracts	Interest rate swaps
Capital Group Core Municipal Fund	$39,456	Not applicable
Capital Group Short-Term Municipal Fund	15,367	Not applicable
Capital Group California Core Municipal Fund	40,557	Not applicable
Capital Group California Short-Term Municipal Fund	17,460	Not applicable
Capital Group Core Bond Fund	94,700	$110,371

The following tables identify the location and fair value amounts on the funds’ statements of assets and liabilities and the effect on the funds’ statements of operations resulting from the funds’ use of futures contracts and/or interest rate swaps as of, or for the six months ended April 30, 2019 (dollars in thousands):

Capital Group Core Municipal Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$153	Unrealized depreciation*	$35

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$285	Net unrealized appreciation on futures contracts	$129

Capital Group Short-Term Municipal Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$55	Unrealized depreciation*	$—

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$47	Net unrealized appreciation on futures contracts	$71

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Capital Group California Core Municipal Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$105	Unrealized depreciation*	$90

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$172	Net unrealized appreciation on futures contracts	$1

Capital Group California Short-Term Municipal Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$27	Unrealized depreciation*	$2

		Net realized gain		Net unrealized appreciation
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$8	Net unrealized appreciation on futures contracts	$22

Capital Group Core Bond Fund

		Assets		Liabilities
Contracts	Risk type	Location on statement of assets and liabilities	Value	Location on statement of assets and liabilities	Value
Futures	Interest	Unrealized appreciation*	$480	Unrealized depreciation*	$—
Swaps	Interest	Unrealized appreciation*	413	Unrealized depreciation*	656
			$893		$656

		Net realized gain (loss)		Net unrealized appreciation (depreciation)
Contracts	Risk type	Location on statement of operations	Value	Location on statement of operations	Value
Futures	Interest	Net realized gain on futures contracts	$131	Net unrealized appreciation on futures contracts	$480
Swaps	Interest	Net realized loss on swap contracts	(613)	Net unrealized depreciation on swap contracts	(152)
			$(482)		$328

*	Includes cumulative appreciation/depreciation on futures contracts and interest rate swaps as reported in the applicable tables following each fund’s investment portfolio. Only current day’s variation margin is reported within each fund’s statement of assets and liabilities.

Collateral — The funds participate in a collateral program that call for the funds to either receive or pledge highly liquid assets, such as cash or U.S. government securities, as collateral due to their use of futures contracts, interest rate swaps and future delivery contracts. For futures contracts and interest rate swaps, the program calls for the fund to pledge collateral for initial and variation margin by contract. For future delivery contracts, the program calls for the fund to either receive or pledge collateral based on the net gain or loss on unsettled contracts by certain counterparties. The purpose of the collateral is to cover potential losses that could occur in the event

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that either party cannot meet its contractual obligations. Non-cash collateral pledged by the fund, if any, is disclosed in the fund’s investment portfolio, and cash collateral pledged by the fund, if any, is held in a segregated account with the fund’s custodian, which is reflected as pledged cash in the fund’s statement of assets and liabilities.

6. Taxation and distributions

Federal income taxation — Each fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and each intends to distribute substantially all of its net income and net capital gains each year. The funds are not subject to income taxes to the extent taxable income and net capital gains are distributed. Therefore, no federal income tax provision is required.

As of and during the period ended April 30, 2019, none of the funds had a liability for any unrecognized tax benefits. Each fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in their respective statements of operations. During the period, none of the funds incurred any significant interest or penalties.

Each fund’s tax returns are not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is generally three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income, if any, are recorded net of non-U.S. taxes paid. The funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the funds filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Gains realized by the funds on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the funds record an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on each fund’s net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; net capital losses; income on certain investments; amortization of premiums and discounts and cost of investments sold. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes.

Additional tax basis disclosures for each fund are as follows (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund
As of October 31, 2018
Undistributed tax-exempt income	$25	$29	$11	$28
Undistributed long-term capital gains	—	—	449	—
Capital loss carryforward*	(841)	(861)	—	(207)
As of April 30, 2019
Gross unrealized appreciation on investments	7,003	763	8,787	1,076
Gross unrealized depreciation on investments	(1,003)	(385)	(448)	(166)
Net unrealized (depreciation) appreciation on investments	6,000	378	8,339	910
Cost of investments	525,303	124,056	495,955	145,496

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	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group International Equity Fund	Capital Group U.S. Equity Fund
As of October 31, 2018
Undistributed ordinary income	$39	$5,578	$29,311	$282
Undistributed long-term capital gains	—	26,584	—	14,424
Capital loss carryforward*	(2,200)	—	(16,445)	—
As of April 30, 2019
Gross unrealized appreciation on investments	3,966	202,715	314,200	88,574
Gross unrealized depreciation on investments	(2,904)	(5,536)	(7,071)	(2,088)
Net unrealized (depreciation) appreciation on investments	1,062	197,179	307,129	86,486
Cost of investments	477,485	460,611	671,199	152,384

*	Capital loss carryforwards will be used to offset any capital gains realized by the fund in the current year or in subsequent years. The fund will not make distributions from capital gains while a capital loss carryforward remains.

Distributions paid by each fund were characterized for tax purposes as follows (dollars in thousands):

	Six months ended April 30, 2019
	Tax-exempt income	Ordinary income	Long-term capital gains	Total distributions paid
Capital Group Core Municipal Fund	$5,461	$—	$—	$5,461
Capital Group Short-Term Municipal Fund	1,380	—	—	1,380
Capital Group California Core Municipal Fund	4,629	—	452	5,081
Capital Group California Short-Term Municipal Fund	1,134	—	—	1,134
Capital Group Core Bond Fund	—	4,932	—	4,932
Capital Group Global Equity Fund	—	6,901	26,587	33,488
Capital Group International Equity Fund	—	30,004	—	30,004
Capital Group U.S. Equity Fund	—	1,760	14,424	16,184

	Year ended October 31, 2018
	Tax-exempt income	Ordinary income	Long-term capital gains	Total distributions paid
Capital Group Core Municipal Fund	$9,535	$—	$872	$10,407
Capital Group Short-Term Municipal Fund	2,344	—	—	2,344
Capital Group California Core Municipal Fund	7,517	—	356	7,873
Capital Group California Short-Term Municipal Fund	1,479	32	55	1,566
Capital Group Core Bond Fund	—	9,145	—	9,145
Capital Group Global Equity Fund	—	7,638	20,172	27,810
Capital Group International Equity Fund	—	22,396	—	22,396
Capital Group U.S. Equity Fund	—	2,928	10,650	13,578

Private Client Services Funds	87

7. Fees and transactions with related parties

CGTC serves as investment adviser to the funds and is a wholly owned subsidiary of Capital Group International, Inc. (“CGII”). CGII is an affiliate to Capital Research and Management Company (“CRMC”), which is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of each fund’s shares, and American Funds Service Company® (“AFS”), each fund’s transfer agent. CGTC, CGII, CRMC, AFD and AFS are considered related parties to each fund.

Expense limitations have been imposed through at least January 1, 2020, for Capital Group Short-Term Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group U.S. Equity Fund, and through at least January 1, 2024, for Capital Group Global Equity Fund and Capital Group International Equity Fund to limit the funds’ total annual fund operating expenses to the following rates (as a percentage of daily net assets):

Fund	Expense limitation
Capital Group Short-Term Municipal Fund	0.30%
Capital Group California Short-Term Municipal Fund	0.30
Capital Group Global Equity Fund	0.65
Capital Group International Equity Fund	0.65
Capital Group U.S. Equity Fund	0.425

CGTC does not intend to recoup any reimbursed expenses from a prior year under expense limitations then in effect for the funds.

Investment advisory services — The funds have an investment advisory and service agreement with CGTC that provides for monthly fees accrued daily. The fee for Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund is 0.25% of the daily net assets of each fund.

For the services it provides to Capital Group U.S. Equity Fund, CGTC receives a unified management fee of 0.425% of the daily net assets of the fund. Out of the fund’s unified management fee CGTC pays all expenses of managing and operating the fund except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses, which are not paid by CGTC from the unified management fee, are paid by the fund, which are currently reimbursed by CGTC.

At the beginning of the year, CGTC received a unified management fee of 0.65% of the daily net assets of Capital Group Global Equity Fund and Capital Group International Equity Fund. Out of the funds’ unified management fee CGTC paid all expenses of managing and operating the funds except brokerage expenses, taxes, interest, fees and expenses of the independent trustees (including legal counsel fees) and extraordinary expenses, such as litigation expenses. These expenses, which were not paid by CGTC from the unified management fee, were paid by the funds, which were reimbursed by CGTC. The board of trustees approved amended investment advisory and service agreements for Capital Group Global Equity Fund and Capital Group International Equity Fund effective January 1, 2019, replacing the unified management fee of 0.65% for each fund and basing the fees for Capital Group Global Equity Fund on a set of decreasing annual rates beginning with 0.60% on the first $500 million of daily net assets and decreasing to 0.50% on such assets in excess of $500 million, and basing the fees for Capital Group International Equity Fund on a set of decreasing annual rates beginning with 0.69% on the first $500 million of daily net assets and decreasing to 0.50% on such assets in excess of $1.5 billion.

Distribution services — None of the funds pay a distribution services fee to AFD.

Transfer agent services — Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund, Capital Group Core Bond Fund, Capital Group Global Equity Fund and Capital Group International Equity Fund each have a shareholder services agreement with AFS under which each fund compensates AFS for providing transfer agent services. These services include recordkeeping, shareholder communications and transaction processing. In addition, each fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — Capital Group Global Equity Fund and Capital Group International Equity Fund each have an administrative services agreement with CGTC under which each fund compensates CGTC for providing administrative services. Administrative services are provided by CGTC and its affiliates to help assist third parties providing non-distribution services to each fund’s shareholders. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that

88	Private Client Services Funds

provide services to fund shareholders. The agreement provides each fund the ability to charge an administrative services fee at the annual rate of 0.05% of the daily net assets of each fund. Each fund’s board of trustees authorized effective July 1, 2019, an administrative services fee at the annual rate of 0.03% of the daily net assets of each fund’s shares (which could increase as noted above) for CGTC’s provision of administrative services.

Affiliated officers and trustees — Officers and certain trustees of the Trust are or may be considered to be affiliated with CGTC. No affiliated officers or trustees received any compensation directly from the Trust.

Investment in CCF — Some of the funds hold shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. For the funds that hold shares of CCF, it is used as the primary investment vehicle for each fund’s short-term investments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC. CCF shares are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The funds may purchase from, or sell securities to, other CGTC-managed funds (or accounts managed by certain affiliates of CGTC) under procedures adopted by the funds’ board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. When such transactions occur, each transaction is executed at the current market price of the security and no brokerage commissions or fees are paid in accordance with Rule 17a-7 of the 1940 Act.

The following table presents purchase and sales transactions between each fund and related funds and the net realized gains (loss) from such sales as of April 30, 2019 (dollars in thousands):

Fund	Purchases	Sales	Net realized gain (loss)
Capital Group Core Municipal Fund	$2,778	$13,743	$8
Capital Group Short-Term Municipal Fund	1,016	1,225	(7)
Capital Group California Core Municipal Fund	11,639	13,879	80
Capital Group California Short-Term Municipal Fund	3,437	7,297	(8)
Capital Group Core Bond Fund	—	—	—
Capital Group Global Equity Fund	1,626	8,888	(387)
Capital Group International Equity Fund	1,824	9,799	(1,735)
Capital Group U.S. Equity Fund	918	3,411	79

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CGTC-managed funds (or funds managed by certain affiliates of CGTC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during during the six months ended April 30, 2019.

Private Client Services Funds	89

8. Capital share transactions

Capital share transactions in the funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of distributions		Repurchases		Net increase (decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended April 30, 2019

Capital Group Core Municipal Fund	$117,153	11,367	$4,038	391	$(70,848)	(6,905)	$50,343	4,853
Capital Group Short-Term Municipal Fund	45,171	4,512	1,026	103	(60,302)	(6,016)	(14,105)	(1,401)
Capital Group California Core Municipal Fund	69,722	6,639	3,539	337	(30,517)	(2,917)	42,744	4,059
Capital Group California Short-Term Municipal Fund	41,133	4,063	817	80	(27,509)	(2,707)	14,441	1,436
Capital Group Core Bond Fund	45,862	4,606	3,808	381	(36,952)	(3,714)	12,718	1,273
Capital Group Global Equity Fund	61,280	4,223	27,870	2,088	(34,420)	(2,368)	54,730	3,943
Capital Group International Equity Fund	47,217	3,819	29,053	2,447	(345,561)	(27,042)	(269,291)	(20,776)
Capital Group U.S. Equity Fund	8,231	377	13,828	696	(14,384)	(659)	7,675	414

Year ended October 31, 2018

Capital Group Core Municipal Fund	$97,527	9,471	$7,627	744	$(62,083)	(6,053)	$43,071	4,162
Capital Group Short-Term Municipal Fund	71,336	7,134	1,767	177	(82,952)	(8,297)	(9,849)	(986)
Capital Group California Core Municipal Fund	125,385	12,006	5,305	508	(57,673)	(5,514)	73,017	7,000
Capital Group California Short-Term Municipal Fund	42,212	4,174	978	97	(32,493)	(3,210)	10,697	1,061
Capital Group Core Bond Fund	77,015	7,723	6,963	701	(40,424)	(4,077)	43,554	4,347
Capital Group Global Equity Fund	67,752	4,301	22,616	1,474	(68,145)	(4,340)	22,223	1,435
Capital Group International Equity Fund	1,657,055	119,264	22,056	1,605	(1,984,144)	(145,012)	(305,033)	(24,143)
Capital Group U.S. Equity Fund	18,287	799	12,222	542	(41,779)	(1,807)	(11,270)	(466)

90	Private Client Services Funds

9. Investment transactions and other disclosures

The following tables present additional information for each of the funds for the six months ended April 30, 2019 (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund
Purchases of investment securities*	$171,319	$32,827	$118,837	$51,971
Sales of investment securities*	114,040	41,541	49,356	28,187

	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group International Equity Fund	Capital Group U.S. Equity Fund
Purchases of investment securities*	$260,931	$149,676	$236,609	$36,196
Sales of investment securities*	214,528	68,278	260,043	32,782

*	Excludes short-term securities and U.S. government obligations, if any.

10. Advisory platform concentration

Most of the shares of Capital Group International Equity Fund are held through a single advisory platform (more than 81% of the fund as of April 30, 2019). If the platform sponsor decides to move a significant number of its clients out of the fund it could have an adverse impact by causing the fund to have to sell securities in order to meet redemptions. The fund’s investment adviser monitors the fund’s asset allocation and the liquidity of the fund’s portfolio in seeking to mitigate this risk.

Private Client Services Funds	91

Financial highlights

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[2]		Ratio of net income to average net assets[2]
Capital Group Core Municipal Fund
4/30/2019[3,4]	$10.15	$.11	$.25	$.36	$(.11)	$—	$(.11)	$10.40	3.59%[5]	$536	.27%[6]	.27%[6]		2.22%[6]
10/31/2018	10.41	.21	(.26)	(.05)	(.19)	(.02)	(.21)	10.15	(.32)	474	.27	.27		2.04
10/31/2017	10.48	.21	(.07)	.14	(.21)	— [7]	(.21)	10.41	1.39	442	.35	.34		2.02
10/31/2016	10.49	.21	— [7]	.21	(.21)	(.01)	(.22)	10.48	1.97	405	.41	.40		1.97
10/31/2015	10.56	.21	(.07)	.14	(.21)	—	(.21)	10.49	1.31	379	.42	.40		1.97
10/31/2014	10.44	.21	.12	.33	(.21)	—	(.21)	10.56	3.18	341	.41	.40		2.00
Capital Group Short-Term Municipal Fund
4/30/2019[3,4]	$9.93	$.10	$.13	$.23	$(.10)	$—	$(.10)	$10.06	2.33%[5]	$125	.31%[6]	.26%[6]		2.00%[6]
10/31/2018	10.09	.17	(.18)	(.01)	(.15)	—	(.15)	9.93	.05	138	.32	.30		1.67
10/31/2017	10.11	.14	(.02)	.12	(.14)	— [7]	(.14)	10.09	1.26	150	.41	.35		1.42
10/31/2016	10.12	.12	(.01)	.11	(.12)	— [7]	(.12)	10.11	1.06	179	.45	.40		1.14
10/31/2015	10.19	.12	(.07)	.05	(.12)	— [7]	(.12)	10.12	.51	142	.46	.40		1.15
10/31/2014	10.21	.13	(.01)	.12	(.13)	(.01)	(.14)	10.19	1.20	155	.45	.40		1.24
Capital Group California Core Municipal Fund
4/30/2019[3,4]	$10.34	$.10	$.25	$.35	$(.10)	$(.01)	$(.11)	$10.58	3.42%[5]	$505	.27%[6]	.27%[6]		1.99%[6]
10/31/2018	10.57	.19	(.23)	(.04)	(.18)	(.01)	(.19)	10.34	(.27)	452	.27	.27		1.85
10/31/2017	10.69	.20	(.11)	.09	(.20)	(.01)	(.21)	10.57	.84	388	.35	.34		1.88
10/31/2016	10.59	.21	.09	.30	(.20)	—	(.20)	10.69	2.86	336	.41	.40		1.89
10/31/2015	10.62	.21	(.03)	.18	(.21)	—	(.21)	10.59	1.68	305	.42	.40		1.95
10/31/2014	10.40	.20	.22	.42	(.20)	—	(.20)	10.62	4.08	280	.41	.40		1.92
Capital Group California Short-Term Municipal Fund
4/30/2019[3,4]	$10.06	$.08	$.13	$.21	$(.08)	$—	$(.08)	$10.19	1.97%[5]	$145	.28%[6]	.27%[6]		1.56%[6]
10/31/2018	10.21	.13	(.15)	(.02)	(.12)	(.01)	(.13)	10.06	(.07)	129	.31	.30		1.28
10/31/2017	10.23	.11	(.02)	.09	(.11)	— [7]	(.11)	10.21	.97	120	.42	.35		1.11
10/31/2016	10.28	.10	(.04)	.06	(.10)	(.01)	(.11)	10.23	.63	118	.46	.40		1.00
10/31/2015	10.31	.10	(.03)	.07	(.10)	— [7]	(.10)	10.28	.74	112	.46	.40		.98
10/31/2014	10.27	.09	.04	.13	(.09)	— [7]	(.09)	10.31	1.30	138	.44	.40		.89
Capital Group Core Bond Fund
4/30/2019[3,4]	$9.82	$.11	$.28	$.39	$(.11)	$—	$(.11)	$10.10	3.96%[5]	$472	.28%[6]	.28%[6]		2.16%[6]
10/31/2018	10.14	.21	(.34)	(.13)	(.19)	—	(.19)	9.82	(1.14)	446	.28	.28		2.08
10/31/2017	10.31	.16	(.12)	.04	(.16)	(.05)	(.21)	10.14	.41	416	.35	.34		1.58
10/31/2016	10.19	.16	.15	.31	(.16)	(.03)	(.19)	10.31	3.03	352	.41	.40		1.55
10/31/2015	10.25	.16	(.04)	.12	(.16)	(.02)	(.18)	10.19	1.25	335	.42	.40		1.59
10/31/2014	10.24	.16	.04	.20	(.16)	(.03)	(.19)	10.25	1.95	310	.41	.40		1.57
Capital Group Global Equity Fund
4/30/2019[3,4]	$14.92	$.11	$1.54	$1.65	$(.18)	$(.70)	$(.88)	$15.69	12.08%[5]	$658	.66%[6]	.65%[6]		1.51%[6]
10/31/2018	15.62	.22	(.16)	.06	(.21)	(.55)	(.76)	14.92	.25	567	.66	.65		1.38
10/31/2017	12.65	.21	2.95	3.16	(.19)	—	(.19)	15.62	25.36	571	.73	.73	[8]	1.52
10/31/2016	13.13	.20	(.08)	.12	(.18)	(.42)	(.60)	12.65	1.04	482	.86	.85		1.64
10/31/2015	13.27	.18	(.03)	.15	(.14)	(.15)	(.29)	13.13	1.10	498	.86	.85		1.34
10/31/2014	12.43	.14	.80	.94	(.10)	—	(.10)	13.27	7.60	510	.85	.85	[8]	1.09
Capital Group International Equity Fund
4/30/2019[3,4]	$12.67	$.09	$1.47	$1.56	$(.36)	$—	$(.36)	$13.87	12.93%[5]	$985	.70%[6]	.65%[6]		1.49%[6]
10/31/2018	13.67	.24	(1.05)	(.81)	(.19)	—	(.19)	12.67	(6.09)	1,162	.65	.65	[8]	1.71
10/31/2017	11.23	.20	2.42	2.62	(.18)	—	(.18)	13.67	23.73	1,584	.73	.73	[8]	1.64
10/31/2016	11.50	.16	(.30)	(.14)	(.13)	—	(.13)	11.23	(1.20)	1,366	.85	.85	[8]	1.44
10/31/2015	11.56	.13	(.05)	.08	(.14)	—	(.14)	11.50	.69	1,333	.85	.85	[8]	1.11
10/31/2014	11.72	.16	(.23)	(.07)	(.09)	—	(.09)	11.56	(.62)	1,652	.85	.85	[8]	1.35

92	Private Client Services Funds

		Income (loss) from investment operations[1]			Dividends and distributions
Year ended	Net asset value, beginning of period	Net investment income	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before reimbursements	Ratio of expenses to average net assets after reimbursements[2]	Ratio of net income to average net assets[2]
Capital Group U.S. Equity Fund
4/30/2019[3,4]	$22.78	$.18	$2.10	$2.28	$(.18)	$(1.47)	$(1.65)	$23.41	11.28%[5]	$239	.43%[6]	.43%[6]	1.66%[6]
10/31/2018	22.95	.34	.85	1.19	(.29)	(1.07)	(1.36)	22.78	5.30	223	.44	.43	1.45
10/31/2017	19.78	.32	4.02	4.34	(.31)	(.86)	(1.17)	22.95	22.76	236	.53	.52	1.52
10/31/2016	19.88	.33	.55	.88	(.30)	(.68)	(.98)	19.78	4.58	210	.66	.65	1.68
10/31/2015	20.11	.26	.46	.72	(.24)	(.71)	(.95)	19.88	3.75	198	.67	.65	1.31
10/31/2014	18.33	.25	2.05	2.30	(.24)	(.28)	(.52)	20.11	12.78	192	.66	.65	1.30

Portfolio turnover rate for all share classes	Six months ended April 30,	Year ended October 31
excluding mortgage dollar roll transactions[9]	2019[3,4,5]	2018	2017	2016	2015	2014
Capital Group Core Bond Fund	75%	41%	52%	58%	87%	Not available

Portfolio turnover rate for all share classes,	Six months ended April 30,	Year ended October 31
including mortgage dollar roll transactions	2019[3,4,5]	2018	2017	2016	2015	2014
Capital Group Core Municipal Fund	25%	55%	47%	18%	16%	9%
Capital Group Short-Term Municipal Fund	26	70	42	24	27	20
Capital Group California Core Municipal Fund	11	69	27	11	13	18
Capital Group California Short-Term Municipal Fund	21	65	36	19	23	19
Capital Group Core Bond Fund	109	110	95	86	126	137
Capital Group Global Equity Fund	12	28	20	36	39	29
Capital Group International Equity Fund	25	22	17	21	34	33
Capital Group U.S. Equity Fund	15	22	19	31	29	27

[1]	Based on average shares outstanding.
[2]	This column reflects the impact, if any, of certain reimbursements by Capital Guardian Trust Company.
[3]	Based on operations for a period that is less than a full year.
[4]	Unaudited.
[5]	Not annualized.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	Reimbursement was less than 0.005%.
[9]	Refer to Note 5 for further information on mortgage dollar rolls.

See notes to financial statements

Private Client Services Funds	93

Expense example	unaudited

As a shareholder of the funds, you incur ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (November 1, 2018, through April 30, 2019).

Actual expenses:

The first line of each share class in the table on the following pages provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following pages provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Shareholders of the funds may be subject to an additional fee charged by CGTC’s Capital Group Private Client Services division for the ongoing services provided to the shareholder. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees. Note that the expenses shown in the table are meant to highlight your ongoing costs only. The second line of each fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

94	Private Client Services Funds

	Beginning account value 11/1/2018	Ending account value 4/30/2019	Expenses paid during period[1]	Annualized expense ratio[2]
Capital Group Core Municipal Fund
Actual return	$1,000.00	$1,035.87	$1.36	.27%
Assumed 5% return	1,000.00	1,023.46	1.35	.27
Capital Group Short-Term Municipal Fund
Actual return	$1,000.00	$1,023.33	$1.30	.26%
Assumed 5% return	1,000.00	1,023.51	1.30	.26
Capital Group California Core Municipal Fund
Actual return	$1,000.00	$1,034.23	$1.36	.27%
Assumed 5% return	1,000.00	1,023.46	1.35	.27
Capital Group California Short-Term Municipal Fund
Actual return	$1,000.00	$1,019.71	$1.35	.27%
Assumed 5% return	1,000.00	1,023.46	1.35	.27
Capital Group Core Bond Fund
Actual return	$1,000.00	$1,039.59	$1.42	.28%
Assumed 5% return	1,000.00	1,023.41	1.40	.28
Capital Group Global Equity Fund
Actual return	$1,000.00	$1,120.80	$3.42	.65%
Assumed 5% return	1,000.00	1,021.57	3.26	.65
Capital Group International Equity Fund
Actual return	$1,000.00	$1,129.25	$3.43	.65%
Assumed 5% return	1,000.00	1,021.57	3.26	.65
Capital Group U.S. Equity Fund
Actual return	$1,000.00	$1,112.82	$2.25	.43%
Assumed 5% return	1,000.00	1,022.66	2.16	.43

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

Private Client Services Funds	95

Approval of Investment Advisory and Service Agreement

Capital Group Private Client Services Funds’ board has approved renewal of the funds’ Investment Advisory and Service Agreement (the “agreement”) with Capital Guardian Trust Company (“CGTC”) for an additional one-year term through July 31, 2020, with respect to the various series of the funds (each a “fund”). The agreement was amended to modify the advisory fee breakpoints for Capital Group Global Equity Fund and Capital Group International Equity Fund, resulting in an overall lower advisory fee. The board took this action recognizing that the board had previously approved transferring investment advisory responsibilities from CGTC to Capital Research and Management Company (“CRMC”). The board approved the agreement following the recommendation of the funds’ Contracts Committee (the “committee”), which is composed of all of the funds’ independent board members. The board and the committee determined in the exercise of their business judgment that each fund’s advisory fee was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of each fund and its shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CGTC’s/CRMC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CGTC/CRMC and the Capital Group organization; the resources and systems CGTC/CRMC devotes to investment management, compliance, trading, portfolio accounting and other services; and the ongoing evolution of CGTC’s/CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CGTC/CRMC to the funds under the agreement and other agreements. The board and the committee concluded that the nature, extent and quality of the services provided by CGTC/CRMC have benefited and should continue to benefit the funds and their shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other funds (including the funds that currently form the basis of the Lipper index for the category in which each fund is included), and data such as relevant market and fund indexes, over various periods through December 31, 2018. This report, including the letter to shareholders and other related disclosures, contains certain information about each fund’s investment results.

Capital Group Global Equity Fund seeks to provide prudent growth of capital and conservation of principal. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI World Index and (ii) the Lipper Global Funds Average. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund generally compared favorably to the results of these indexes.

Capital Group International Equity Fund seeks to provide prudent growth of capital and conservation of principal. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI EAFE (Europe, Australasia, Far East) Index and (ii) the Lipper International Funds Average. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund generally compared favorably to the results of these indexes.

Capital Group U.S. Equity Fund seeks to provide prudent growth of capital and conservation of principal. The fund’s secondary objective is to provide income. The board and the committee reviewed the fund’s investment results measured against (i) the Standard & Poor’s 500 Composite Index and (ii) the Lipper Growth and Income Funds Average. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

Capital Group Core Municipal Fund seeks to provide current income exempt from federal income tax while preserving its shareholders’ investments. The board and the committee reviewed the fund’s investment results measured against (i) the Bloomberg Barclays Municipal Short-Intermediate 1–10 Years Index and (ii) the Lipper Short-Intermediate Municipal Debt Funds Average. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

96	Private Client Services Funds

Capital Group Short-Term Municipal Fund seeks to preserve its shareholders’ investments and secondarily to provide current income exempt from federal income tax. The board and the committee reviewed the fund’s investment results measured against (i) the Bloomberg Barclays Municipal Short 1–5 Years Index and (ii) the Lipper Short Municipal Debt Funds Average. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

Capital Group California Core Municipal Fund seeks current income exempt from federal and California income taxes while preserving its shareholders’ investments. The board and the committee reviewed the fund’s investment results measured against (i) the Bloomberg Barclays California Short-Intermediate Municipal Index and (ii) the Lipper California Short-Intermediate Municipal Debt Funds Average. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

Capital Group California Short-Term Municipal Fund seeks to preserve its investments and secondarily to provide current income exempt from federal and California income taxes. The board and the committee reviewed the fund’s investment results measured against (i) the Bloomberg Barclays California Short Municipal Index and (ii) the Lipper Short Municipal Debt Funds Average. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

Capital Group Core Bond Fund seeks current income while preserving its shareholders’ investments. The board and the committee reviewed the fund’s investment results measured against (i) the Bloomberg Barclays Intermediate A+ U.S. Government/Credit Index and (ii) the Lipper Short-Intermediate Investment Grade Debt Funds Average. They reviewed the results for the one-year, three-year, five-year and lifetime periods, and placed greater emphasis on longer term periods. They noted that the investment results of the fund were mixed compared to the results of these indexes.

The board and the committee also considered the challenging environment for fixed income investments during these periods, the impact of fund fees on index comparisons, and the important role of the CGPCS fixed income funds in preserving capital for the funds’ shareholders. The board and the committee concluded that the funds’ investment results have been sufficient for renewal of the agreement, and that CGTC’s record in managing the funds indicated that its and CRMC’s continued management should benefit the funds and their shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund, Capital Group Core Bond Fund, Capital Group Global Equity Fund and Capital Group International Equity Fund (each as a percentage of average net assets) to those of other relevant funds. They observed that the advisory fees and expenses of these funds generally compared favorably to those of similar funds included in their respective Lipper categories. It was also noted that the agreement was amended to modify the advisory fee breakpoints for Capital Group Global Equity Fund and Capital Group International Equity Fund, resulting in a lower overall advisory fee, and that administrative services fees for Class M shares for Capital Group Global Equity Fund and Capital Group International Equity Fund would be reduced.

It was noted that in connection with the recent shareholder vote to restructure the advisory fees of Capital Group Global Equity Fund and Capital Group International Equity Fund to facilitate expanded distribution and to offer additional share classes, that CGTC/ CRMC would cap the expenses of those funds at then current fee levels for a five-year period, except for brokerage and extraordinary expenses.

For Capital Group U.S. Equity Fund, the agreement provides that the fund pay CGTC/CRMC a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the fund, other than brokerage expenses, taxes, interest, fees and expenses of the fund’s independent trustees (including expenses of their independent legal counsel) and extraordinary expenses, such as litigation expenses. Under the unified management fee structure, CGTC/CRMC is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping and shareholder services for the fund, or arranging for and supervising third parties that provide such services. The board believes the unified management fee structure benefits shareholders of the fund because, as the unified fee for the fund cannot be increased without a vote of its shareholders, the structure shifts to CGTC/CRMC the risk of future increases in the fund’s operating costs and provides a direct incentive to minimize administrative inefficiencies. In addition, the structure allows shareholders to more easily compare the total expenses of the fund with the total expenses of other mutual funds.

Private Client Services Funds	97

In reviewing the unified management fee for Capital Group U.S. Equity Fund, the board and the committee compared the unified management fees of the fund to the total expense ratios and the advisory fees of other relevant funds. They observed that the total expenses of the fund remain below those of the medians of the relevant funds included in their respective Lipper categories. They noted that CGTC/CRMC bears the risk of future increases in the fund’s non-advisory operating expenses.

The board and the committee noted that, although the fees paid by CGTC/CRMC clients with separately managed accounts generally were lower than those paid by the funds, the differences appropriately reflected the significant investment, operational, regulatory and market differences between advising the funds and separately managed accounts. They also recognized that the fees for certain separately managed accounts could be lower than those of the funds due to the sizes of the accounts and the clients’ overall relationships with CGTC/CRMC. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that the funds’ shareholders receive reasonable value in return for the advisory fees and other amounts paid to CGTC/CRMC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CGTC/CRMC and its affiliates receive as a result of CGTC’s/CRMC’s relationship with the funds, including fees for administrative services paid to Capital Group Private Client Services, a division of Capital Bank and Trust Company, and possible ancillary benefits to CGTC/CRMC and its affiliates in managing other investment vehicles and accounts. The board and the committee reviewed CGTC’s/CRMC’s portfolio trading practices, noting that through December 31, 2018, CGTC benefited from research obtained with commissions from portfolio transactions made on behalf of the funds, and since that time has borne the cost of obtaining such research. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees paid to CGTC/CRMC by the funds.

5. Adviser financial information

The board and the committee reviewed information regarding CGTC’s/CRMC’s costs of providing services to the funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CGTC’s/CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CGTC’s/CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared Capital Group’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of The Capital Group organization’s long-term profitability for maintaining CGTC’s/CRMC’s independence, company culture and management continuity. They further considered CGTC’s/ CRMC’s reimbursement of fund expenses through voluntary fee caps and, as applicable, the sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that each fund’s fee structure reflected a reasonable sharing of benefits between CGTC/CRMC and fund shareholders.

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Private Client Services Funds	99

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100	Private Client Services Funds

Office of the fund and of the investment adviser

Capital Guardian Trust Company

6455 Irvine Center Drive

Irvine, CA 92618-4518

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Counsel

Morgan, Lewis & Bockius LLP

300 South Grand Avenue, 22nd Floor

Los Angeles, CA 90071-3132

Independent registered public accounting firm

PricewaterhouseCoopers LLP

601 South Figueroa Street

Los Angeles, CA 90017-3874

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus, which can be obtained from Capital Guardian Trust Company by calling (800) 266-9532 and should be read carefully before investing. Fund shares offered through American Fund Distributors, Inc.

Capital Group Private Client Services Fund files a complete list of its portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT-EX. This filing is available free of charge on the SEC website (www.sec.gov). Additionally, the list of portfolio holdings is available by calling your relationship manager at (800) 266-9532.

The proxy voting procedures and policies of Capital Group Private Client Services Fund — which describe how we vote proxies relating to portfolio securities — are available upon request by calling your relationship manager at (800) 266-9532. The fund files its proxy voting record with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC website or by calling your relationship manager.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

Lit. No. MFGESRX-380-0619P   Litho in USA BG/PHX/10465-S70472   © 2019 Capital Group Private Client Services Fund

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment

Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By __/s/ John S. Armour____________________
John S. Armour, President and Principal Executive Officer

Date: June 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ John S. Armour_________________
John S. Armour, President and Principal Executive Officer

Date: June 28, 2019

By ___/s/ Gregory F. Niland __________
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: June 28, 2019